UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)            The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Investment Grade Credit Fund Class A - VACFX

Voya Investment Grade Credit Fund Class I - VIGCX

Voya Investment Grade Credit Fund Class R6 - VIGTX

Voya Investment Grade Credit Fund Class W - VIGWX

Voya Securitized Credit Fund Class A - VCFAX

Voya Securitized Credit Fund Class I - VCFIX

Voya Securitized Credit Fund Class R6 - VCFRX

Voya Securitized Credit Fund Class W - VSCWX

Voya VACS Series EMHCD Fund Portfolio - VVIQX

Voya VACS Series SC Fund Portfolio - VVIRX

Class A: VACFX

Voya Investment Grade Credit Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Investment Grade Credit Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$91	0.90%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed the Bloomberg U.S. Corporate Bond Index primarily due to strong security selection.

↑ Top contributors to performance: Top contributors included selection in banking, driven by positions in U.S. regional and European banks. Selection in the insurance sector also added to returns. Within industrials, top contributors included positions in pharmaceuticals, communication, transportation & technology. From a quality standpoint, the Fund benefited from an overweight to BBB-rated issuers versus an underweight in single-A rated issuers, while its modest allocation to high yield was also additive.

↓ Top detractors from performance: Allocation to U.S. treasuries & cash detracted as corporate bonds outperformed. Additionally, selection in the energy space detracted from relative performance.

Total Return Based on $10,000 Investment

	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate Bond Index
8/3/2016	$9,750	$10,000	$10,000	$10,000
2017	$9,736	$9,982	$9,858	$9,907
2018	$10,012	$10,264	$9,977	$10,175
2019	$10,447	$10,711	$10,424	$10,677
2020	$10,949	$11,225	$11,355	$11,209
2021	$12,212	$12,520	$11,435	$12,187
2022	$11,620	$11,913	$10,961	$11,676
2023	$10,826	$11,099	$10,437	$11,028
2024	$11,274	$11,559	$10,614	$11,516
2025	$11,850	$12,149	$11,132	$12,080

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (8/3/2016)
Class A - Including Sales ChargeFootnote Reference*	2.53%	1.08%	1.98%
Class A - Excluding Sales Charge	5.11%	1.60%	2.28%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.25%
Bloomberg U.S. Corporate Bond Index	4.90%	1.51%	2.21%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg U.S. Corporate Bond Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate Bond Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$83,952,600
  # of Portfolio Holdings700
  Portfolio Turnover Rate469%
  Investment Advisory Fees Paid$212,303

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.625%, 02/15/35	2.8%
United States Treasury Bonds, 4.500%, 11/15/54	1.9%
United States Treasury Notes, 4.000%, 03/31/30	1.5%
United States Treasury Notes, 3.875%, 03/31/27	1.3%
Morgan Stanley, 5.587%, 01/18/36	1.1%
United States Treasury Notes, 3.875%, 03/15/28	1.0%
Marsh & McLennan Cos., Inc., 5.000%, 03/15/35	0.8%
Micron Technology, Inc., 5.800%, 01/15/35	0.6%
Banco Santander SA, 9.625%, 12/31/99	0.5%
United States Treasury Notes, 4.125%, 03/31/32	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.9%
U.S. Treasury Obligations	9.3%
Corporate Bonds/Notes	87.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VACFX

Voya Investment Grade Credit Fund

92913M484-AR

Class I: VIGCX

Voya Investment Grade Credit Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Investment Grade Credit Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$67	0.65%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed the Bloomberg U.S. Corporate Bond Index primarily due to strong security selection.

↑ Top contributors to performance: Top contributors included selection in banking, driven by positions in U.S. regional and European banks. Selection in the insurance sector also added to returns. Within industrials, top contributors included positions in pharmaceuticals, communication, transportation & technology. From a quality standpoint, the Fund benefited from an overweight to BBB-rated issuers versus an underweight in single-A rated issuers, while its modest allocation to high yield was also additive.

↓ Top detractors from performance: Allocation to U.S. treasuries & cash detracted as corporate bonds outperformed. Additionally, selection in the energy space detracted from relative performance.

Total Return Based on $250,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate Bond Index
8/3/2016	$250,000	$250,000	$250,000
2017	$249,732	$246,462	$247,676
2018	$257,442	$249,419	$254,363
2019	$269,297	$260,593	$266,929
2020	$283,205	$283,864	$280,222
2021	$316,644	$285,880	$304,685
2022	$302,069	$274,016	$291,888
2023	$282,479	$260,918	$275,689
2024	$294,581	$265,348	$287,896
2025	$310,744	$278,296	$302,003

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (8/3/2016)
Class I	5.49%	1.87%	2.54%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.25%
Bloomberg U.S. Corporate Bond Index	4.90%	1.51%	2.21%

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg U.S. Corporate Bond Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate Bond Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$83,952,600
  # of Portfolio Holdings700
  Portfolio Turnover Rate469%
  Investment Advisory Fees Paid$212,303

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.625%, 02/15/35	2.8%
United States Treasury Bonds, 4.500%, 11/15/54	1.9%
United States Treasury Notes, 4.000%, 03/31/30	1.5%
United States Treasury Notes, 3.875%, 03/31/27	1.3%
Morgan Stanley, 5.587%, 01/18/36	1.1%
United States Treasury Notes, 3.875%, 03/15/28	1.0%
Marsh & McLennan Cos., Inc., 5.000%, 03/15/35	0.8%
Micron Technology, Inc., 5.800%, 01/15/35	0.6%
Banco Santander SA, 9.625%, 12/31/99	0.5%
United States Treasury Notes, 4.125%, 03/31/32	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.9%
U.S. Treasury Obligations	9.3%
Corporate Bonds/Notes	87.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VIGCX

Voya Investment Grade Credit Fund

92913M476-AR

Class R6: VIGTX

Voya Investment Grade Credit Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Investment Grade Credit Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$65	0.63%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed the Bloomberg U.S. Corporate Bond Index primarily due to strong security selection.

↑ Top contributors to performance: Top contributors included selection in banking, driven by positions in U.S. regional and European banks. Selection in the insurance sector also added to returns. Within industrials, top contributors included positions in pharmaceuticals, communication, transportation & technology. From a quality standpoint, the Fund benefited from an overweight to BBB-rated issuers versus an underweight in single-A rated issuers, while its modest allocation to high yield was also additive.

↓ Top detractors from performance: Allocation to U.S. treasuries & cash detracted as corporate bonds outperformed. Additionally, selection in the energy space detracted from relative performance.

Total Return Based on $1,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate Bond Index
8/3/2016	$1,000,000	$1,000,000	$1,000,000
2017	$998,928	$985,848	$990,704
2018	$1,030,085	$997,676	$1,017,452
2019	$1,077,731	$1,042,372	$1,067,716
2020	$1,133,630	$1,135,456	$1,120,888
2021	$1,266,594	$1,143,520	$1,218,740
2022	$1,208,442	$1,096,064	$1,167,552
2023	$1,128,956	$1,043,672	$1,102,756
2024	$1,178,838	$1,061,392	$1,151,584
2025	$1,242,430	$1,113,184	$1,208,012

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (8/3/2016)
Class R6	5.39%	1.85%	2.54%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.25%
Bloomberg U.S. Corporate Bond Index	4.90%	1.51%	2.21%

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg U.S. Corporate Bond Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate Bond Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$83,952,600
  # of Portfolio Holdings700
  Portfolio Turnover Rate469%
  Investment Advisory Fees Paid$212,303

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.625%, 02/15/35	2.8%
United States Treasury Bonds, 4.500%, 11/15/54	1.9%
United States Treasury Notes, 4.000%, 03/31/30	1.5%
United States Treasury Notes, 3.875%, 03/31/27	1.3%
Morgan Stanley, 5.587%, 01/18/36	1.1%
United States Treasury Notes, 3.875%, 03/15/28	1.0%
Marsh & McLennan Cos., Inc., 5.000%, 03/15/35	0.8%
Micron Technology, Inc., 5.800%, 01/15/35	0.6%
Banco Santander SA, 9.625%, 12/31/99	0.5%
United States Treasury Notes, 4.125%, 03/31/32	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.9%
U.S. Treasury Obligations	9.3%
Corporate Bonds/Notes	87.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VIGTX

Voya Investment Grade Credit Fund

92913M864-AR

Class W: VIGWX

Voya Investment Grade Credit Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Investment Grade Credit Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$67	0.65%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed the Bloomberg U.S. Corporate Bond Index primarily due to strong security selection.

↑ Top contributors to performance: Top contributors included selection in banking, driven by positions in U.S. regional and European banks. Selection in the insurance sector also added to returns. Within industrials, top contributors included positions in pharmaceuticals, communication, transportation & technology. From a quality standpoint, the Fund benefited from an overweight to BBB-rated issuers versus an underweight in single-A rated issuers, while its modest allocation to high yield was also additive.

↓ Top detractors from performance: Allocation to U.S. treasuries & cash detracted as corporate bonds outperformed. Additionally, selection in the energy space detracted from relative performance.

Total Return Based on $10,000 Investment

	Class W	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate Bond Index
8/1/2017	$10,000	$10,000	$10,000
2018	$9,898	$9,910	$9,912
2019	$10,355	$10,354	$10,402
2020	$10,880	$11,279	$10,920
2021	$12,156	$11,359	$11,873
2022	$11,595	$10,887	$11,374
2023	$10,839	$10,367	$10,743
2024	$11,279	$10,543	$11,219
2025	$11,898	$11,058	$11,768

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (8/1/2017)
Class W	5.49%	1.81%	2.29%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.32%
Bloomberg U.S. Corporate Bond Index	4.90%	1.51%	2.15%

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg U.S. Corporate Bond Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate Bond Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$83,952,600
  # of Portfolio Holdings700
  Portfolio Turnover Rate469%
  Investment Advisory Fees Paid$212,303

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.625%, 02/15/35	2.8%
United States Treasury Bonds, 4.500%, 11/15/54	1.9%
United States Treasury Notes, 4.000%, 03/31/30	1.5%
United States Treasury Notes, 3.875%, 03/31/27	1.3%
Morgan Stanley, 5.587%, 01/18/36	1.1%
United States Treasury Notes, 3.875%, 03/15/28	1.0%
Marsh & McLennan Cos., Inc., 5.000%, 03/15/35	0.8%
Micron Technology, Inc., 5.800%, 01/15/35	0.6%
Banco Santander SA, 9.625%, 12/31/99	0.5%
United States Treasury Notes, 4.125%, 03/31/32	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.9%
U.S. Treasury Obligations	9.3%
Corporate Bonds/Notes	87.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: VIGWX

Voya Investment Grade Credit Fund

92913M286-AR

Class A: VCFAX

Voya Securitized Credit Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$104	1.00%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed the Bloomberg U.S. Securitized MBS/ABS/CMBS Index primarily due to security selection & sector allocation. Duration posture also contributed to return.

↑ Top contributors to performance: Security selection was the key driver of outperformance driven by exposure to the below investment-grade (IG) rated parts of the commercial mortgage-backed securities (CMBS).  Allocation to non-agency residential mortgage-backed securities (RMBS) was the largest contributor to performance from sector allocation perspective.  The Fund maintained an underweight to duration that proved positive given the level of interest rate volatility.

↓ Top detractors from performance: Performance within ABS was detracted from performance over the period driven by allocation to collateralized loan obligations (CLO).

Total Return Based on $10,000 Investment

	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Securitized MBS/ABS/CMBS Index
8/3/2015	$9,750	$10,000	$10,000	$10,000
2016	$9,871	$10,122	$10,274	$10,245
2017	$10,458	$10,723	$10,320	$10,268
2018	$11,115	$11,398	$10,443	$10,349
2019	$11,634	$11,929	$10,911	$10,812
2020	$10,495	$10,761	$11,886	$11,557
2021	$11,937	$12,240	$11,970	$11,592
2022	$12,024	$12,329	$11,473	$11,029
2023	$11,621	$11,916	$10,925	$10,507
2024	$12,601	$12,921	$11,110	$10,676
2025	$13,641	$13,987	$11,653	$11,259

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (8/3/2015)
Class A - Including Sales ChargeFootnote Reference*	5.52%	4.84%	3.27%
Class A - Excluding Sales Charge	8.25%	5.38%	3.53%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index	5.46%	-0.52%	1.23%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg U.S. Securitized MBS/ABS/CMBS Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Securitized MBS/ABS/CMBS Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$851,197,941
  # of Portfolio Holdings590
  Portfolio Turnover Rate34%
  Investment Advisory Fees Paid$4,754,288

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

RFM Reremic Trust - Class AB60, 2.358%, 11/08/49	1.0%
Symphony CLO 43 Ltd. - Class C, 6.852%, 04/15/37	0.9%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.9%
Freddie Mac STACR REMIC Trust - Class B1, 7.740%, 01/25/42	0.9%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 9.090%, 02/25/42	0.8%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.8%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.7%
GAM RE-REMIC Trust - Class BK71, 1.973%, 11/27/50	0.7%
CBAM Ltd. - Class CR, 7.002%, 07/15/37	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	9.3%
Asset-Backed Securities	23.9%
Commercial Mortgage-Backed Securities	32.6%
Collateralized Mortgage Obligations	34.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VCFAX

Voya Securitized Credit Fund

92913M740-AR

Class I: VCFIX

Voya Securitized Credit Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$71	0.68%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed the Bloomberg U.S. Securitized MBS/ABS/CMBS Index primarily due to security selection & sector allocation. Duration posture also contributed to return.

↑ Top contributors to performance: Security selection was the key driver of outperformance driven by exposure to the below investment-grade (IG) rated parts of the commercial mortgage-backed securities (CMBS).  Allocation to non-agency residential mortgage-backed securities (RMBS) was the largest contributor to performance from sector allocation perspective.  The Fund maintained an underweight to duration that proved positive given the level of interest rate volatility.

↓ Top detractors from performance: Performance within ABS was detracted from performance over the period driven by allocation to collateralized loan obligations (CLO).

Total Return Based on $250,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Securitized MBS/ABS/CMBS Index
8/3/2015	$250,000	$250,000	$250,000
2016	$253,773	$256,861	$256,125
2017	$269,742	$257,991	$256,689
2018	$287,410	$261,087	$258,717
2019	$301,406	$272,784	$270,307
2020	$272,819	$297,144	$288,931
2021	$311,253	$299,253	$289,798
2022	$314,871	$286,834	$275,714
2023	$305,342	$273,124	$262,673
2024	$332,115	$277,761	$266,901
2025	$360,631	$291,315	$281,476

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (8/3/2015)
Class I	8.59%	5.74%	3.87%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index	5.46%	-0.52%	1.23%

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg U.S. Securitized MBS/ABS/CMBS Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Securitized MBS/ABS/CMBS Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$851,197,941
  # of Portfolio Holdings590
  Portfolio Turnover Rate34%
  Investment Advisory Fees Paid$4,754,288

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

RFM Reremic Trust - Class AB60, 2.358%, 11/08/49	1.0%
Symphony CLO 43 Ltd. - Class C, 6.852%, 04/15/37	0.9%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.9%
Freddie Mac STACR REMIC Trust - Class B1, 7.740%, 01/25/42	0.9%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 9.090%, 02/25/42	0.8%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.8%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.7%
GAM RE-REMIC Trust - Class BK71, 1.973%, 11/27/50	0.7%
CBAM Ltd. - Class CR, 7.002%, 07/15/37	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	9.3%
Asset-Backed Securities	23.9%
Commercial Mortgage-Backed Securities	32.6%
Collateralized Mortgage Obligations	34.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VCFIX

Voya Securitized Credit Fund

92913M732-AR

Class R6: VCFRX

Voya Securitized Credit Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$68	0.65%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed the Bloomberg U.S. Securitized MBS/ABS/CMBS Index primarily due to security selection & sector allocation. Duration posture also contributed to return.

↑ Top contributors to performance: Security selection was the key driver of outperformance driven by exposure to the below investment-grade (IG) rated parts of the commercial mortgage-backed securities (CMBS).  Allocation to non-agency residential mortgage-backed securities (RMBS) was the largest contributor to performance from sector allocation perspective.  The Fund maintained an underweight to duration that proved positive given the level of interest rate volatility.

↓ Top detractors from performance: Performance within ABS was detracted from performance over the period driven by allocation to collateralized loan obligations (CLO).

Total Return Based on $1,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Securitized MBS/ABS/CMBS Index
7/31/2020	$1,000,000	$1,000,000	$1,000,000
2021	$1,059,110	$964,356	$991,020
2022	$1,069,245	$924,336	$942,856
2023	$1,036,960	$880,152	$898,260
2024	$1,127,917	$895,096	$912,716
2025	$1,224,784	$938,776	$962,560

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (7/31/2020)
Class R6	8.59%	4.44%
Bloomberg U.S. Aggregate Bond Index	4.88%	-1.35%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index	5.46%	-0.81%

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg U.S. Securitized MBS/ABS/CMBS Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Securitized MBS/ABS/CMBS Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$851,197,941
  # of Portfolio Holdings590
  Portfolio Turnover Rate34%
  Investment Advisory Fees Paid$4,754,288

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

RFM Reremic Trust - Class AB60, 2.358%, 11/08/49	1.0%
Symphony CLO 43 Ltd. - Class C, 6.852%, 04/15/37	0.9%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.9%
Freddie Mac STACR REMIC Trust - Class B1, 7.740%, 01/25/42	0.9%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 9.090%, 02/25/42	0.8%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.8%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.7%
GAM RE-REMIC Trust - Class BK71, 1.973%, 11/27/50	0.7%
CBAM Ltd. - Class CR, 7.002%, 07/15/37	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	9.3%
Asset-Backed Securities	23.9%
Commercial Mortgage-Backed Securities	32.6%
Collateralized Mortgage Obligations	34.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VCFRX

Voya Securitized Credit Fund

92913M112-AR

Class W: VSCWX

Voya Securitized Credit Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$78	0.75%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed the Bloomberg U.S. Securitized MBS/ABS/CMBS Index primarily due to security selection & sector allocation. Duration posture also contributed to return.

↑ Top contributors to performance: Security selection was the key driver of outperformance driven by exposure to the below investment-grade (IG) rated parts of the commercial mortgage-backed securities (CMBS).  Allocation to non-agency residential mortgage-backed securities (RMBS) was the largest contributor to performance from sector allocation perspective.  The Fund maintained an underweight to duration that proved positive given the level of interest rate volatility.

↓ Top detractors from performance: Performance within ABS was detracted from performance over the period driven by allocation to collateralized loan obligations (CLO).

Total Return Based on $10,000 Investment

	Class W	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Securitized MBS/ABS/CMBS Index
8/1/2017	$10,000	$10,000	$10,000
2018	$10,309	$9,910	$9,928
2019	$10,804	$10,354	$10,373
2020	$9,774	$11,279	$11,087
2021	$11,143	$11,359	$11,120
2022	$11,264	$10,887	$10,580
2023	$10,904	$10,367	$10,080
2024	$11,852	$10,543	$10,242
2025	$12,861	$11,058	$10,801

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (8/1/2017)
Class W	8.51%	5.64%	3.34%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.32%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index	5.46%	-0.52%	1.01%

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg U.S. Securitized MBS/ABS/CMBS Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Securitized MBS/ABS/CMBS Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$851,197,941
  # of Portfolio Holdings590
  Portfolio Turnover Rate34%
  Investment Advisory Fees Paid$4,754,288

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

RFM Reremic Trust - Class AB60, 2.358%, 11/08/49	1.0%
Symphony CLO 43 Ltd. - Class C, 6.852%, 04/15/37	0.9%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.9%
Freddie Mac STACR REMIC Trust - Class B1, 7.740%, 01/25/42	0.9%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 9.090%, 02/25/42	0.8%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.8%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.7%
GAM RE-REMIC Trust - Class BK71, 1.973%, 11/27/50	0.7%
CBAM Ltd. - Class CR, 7.002%, 07/15/37	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	9.3%
Asset-Backed Securities	23.9%
Commercial Mortgage-Backed Securities	32.6%
Collateralized Mortgage Obligations	34.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: VSCWX

Voya Securitized Credit Fund

92913M310-AR

Portfolio: VVIQX

Voya VACS Series EMHCD Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya VACS Series EMHCD Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/holdings/monthly. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Series	$15	0.14%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund outperformed the JP Morgan EMBI Global Diversified Index primarily due to security & country selection, while sector allocation dragged on relative performance.

↑ Top contributors to performance: Regionally, overweight to Latin America benefited relative performance. Within Latin America, selection in Chile, Mexico & Panama were the top contributors. Country selection within Europe & Asia were also additive. From a quality stance, the Fund's overweight to BBB and BB rated issuers was additive.

↓ Top detractors from performance: Sector allocation detracted driven an underweight to sovereigns versus an overweight to emerging market (EM) corporates. From a country perspective, detractors included overweights to Romania and Egypt, and underweights in El Salvador, China and Pakistan. From a quality stance, the Fund's higher quality tilt, specifically its underweight to riskier CCC and below issuers, detracted.

Total Return Based on $10,000 Investment

	Voya VACS Series EMHCD Fund	Bloomberg Global Aggregate Index	JP Morgan Emerging Markets Bond Index - Global Diversified Index
2/17/2023	$10,000	$10,000	$10,000
2023	$10,098	$10,216	$10,080
2024	$11,408	$10,266	$11,217
2025	$12,268	$10,579	$11,974

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (2/17/2023)
Voya VACS Series EMHCD Fund	7.54%	10.15%
Bloomberg Global Aggregate Index	3.05%	2.70%
JP Morgan Emerging Markets Bond Index - Global Diversified Index	6.75%	8.89%

Effective with this report, the Adviser changed the primary benchmark from the JP Morgan Emerging Markets Bond Index - Global Diversified Index to the Bloomberg Global Aggregate Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the JP Morgan Emerging Markets Bond Index - Global Diversified Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$112,624,791
  # of Portfolio Holdings234
  Portfolio Turnover Rate107%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Petroleos Mexicanos, 6.500%, 03/13/27	1.6%
Bahrain Government International Bond, 7.375%, 05/14/30	1.6%
Romanian Government International Bond, 6.375%, 01/30/34	1.3%
Argentine Republic Government International Bond, 4.125%, 07/09/35	1.2%
Indonesia Government International Bond, 8.500%, 10/12/35	1.1%
Republic of South Africa Government International Bond, 4.300%, 10/12/28	1.1%
Aeropuertos Dominicanos Siglo XXI SA, 7.000%, 06/30/34	1.1%
OQ SAOC, 5.125%, 05/06/28	1.0%
Mexico Government International Bond, 6.338%, 05/04/53	0.9%
Saudi Government International Bond, 3.450%, 02/02/61	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	5.8%
Corporate Bonds/Notes	33.2%
Sovereign Bonds	61.0%

Availability of Additional Information

For additional information about the Fund, including its holdings and Form N-CSR, please visit https://individuals.voya.com/product/mutual-fund/holdings/monthly or call us at 1-800-992-0180.  For information on proxy voting, please visit https://individuals.voya.com or call us at 1-800-992-0180.

Portfolio: VVIQX

Voya VACS Series EMHCD Fund

92919X104-AR

Portfolio: VVIRX

Voya VACS Series SC Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya VACS Series SC Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/holdings/monthly. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Series	$5	0.05%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund outperformed the Bloomberg U.S. Securitized MBS/ABS/CMBS Index primarily due to security selection & sector allocation. Duration posture also contributed to return.

↑ Top contributors to performance: Security selection was the key driver of outperformance driven by exposure to the below investment-grade (IG) rated parts of the commercial mortgage-backed securities (CMBS). Allocation to non-agency residential mortgage-backed securities (RMBS) was the largest contributor to performance from sector allocation perspective. The Fund maintained an underweight to duration that proved positive given the level of interest rate volatility.

↓ Top detractors from performance: Performance within ABS detracted from performance over the period driven by allocation to collateralized loan obligations (CLO).

Total Return Based on $10,000 Investment

	Voya VACS Series SC Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Securitized MBS/ABS/CMBS Index
3/3/2023	$10,000	$10,000	$10,000
2023	$10,035	$10,095	$10,226
2024	$10,959	$10,267	$10,391
2025	$11,941	$10,768	$10,958

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (3/3/2023)
Voya VACS Series SC Fund	8.97%	8.92%
Bloomberg U.S. Aggregate Bond Index	4.88%	4.47%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index	5.46%	4.51%

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg U.S. Securitized MBS/ABS/CMBS Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Securitized MBS/ABS/CMBS Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$207,134,486
  # of Portfolio Holdings257
  Portfolio Turnover Rate28%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

RFM Reremic Trust - Class AB60, 2.358%, 11/08/49	1.8%
Freddie Mac STACR REMIC Trust - Class B1, 7.740%, 01/25/42	1.5%
Freddie Mac STACR REMIC Trust - Class B1, 9.090%, 02/25/42	1.4%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	1.3%
GAM Re-REMIC Trust - Class 1D, 11/29/50	1.3%
BMD2 Re-Remic Trust - Class 6B10, 2.428%, 05/25/52	1.0%
GAM Re-REMIC Trust - Class 2C, 11/29/50	1.0%
Fannie Mae Connecticut Avenue Securities - Class 1B1, 9.890%, 01/25/43	0.9%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.9%
GAM Re-REMIC Trust - Class 1C, 11/29/50	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	11.6%
Asset-Backed Securities	21.7%
Collateralized Mortgage Obligations	32.7%
Commercial Mortgage-Backed Securities	34.0%

Availability of Additional Information

For additional information about the Fund, including its holdings and Form N-CSR, please visit https://individuals.voya.com/product/mutual-fund/holdings/monthly or call us at 1-800-992-0180.  For information on proxy voting, please visit https://individuals.voya.com or call us at 1-800-992-0180.

Portfolio: VVIRX

Voya VACS Series SC Fund

92919X203-AR

(b)           Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 19(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Martin J. Gavin, and Christopher P. Sullivan are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Gavin, and Mr. Sullivan are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Below are the amount of fees that Ernst & Young LLP (“EY”), the Registrant’s current Independent Registered Public Accounting Firm, billed and paid to the Fund during the Fund’s fiscal years ended March 31, 2025 and March 31, 2024.

(a)	Audit Fees: The aggregate fees billed and paid for each of the last two fiscal years for professional services rendered by Ernst & Young LLP (“EY”), the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $90,425 for the year ended March 31, 2025 and $110,957 for the year ended March 31, 2024.

(b)	Audit-Related Fees: The aggregate fees billed and paid in each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended March 31, 2025 and $0 for the year ended March 31, 2024.

(c)	Tax Fees: The aggregate fees billed and paid in each of the last two fiscal years for professional services rendered by EY for tax compliance, tax advice, and tax planning were $40,922 for the year ended March 31, 2025 and $40,920 for the year ended March 31, 2024. Such services included review of excise distribution calculations (if applicable), preparation of the Registrants’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed and paid in each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended March 31, 2025 and $0 for the year ended March 31, 2024.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

Appendix A

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.	Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

1

II.	Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.	Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-CEN or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.	Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.	Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.	Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.	Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.	Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.	Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Last Approved:    November 14, 2024

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit
Audit of summary portfolio of investments	√	Not to exceed $840 per fund

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions (Funds fees)	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued Pre-Approved Tax Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax and technology training sessions		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Tax compliance services related to return preparation for the Funds (Adviser Fees)		√	As presented to Audit Committee[3]
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, year-end reporting for 1099’s, tax compliance services in foreign jurisdictions and similar routine tax consultations as requested.	√		Not to exceed $300,000 during the Pre-Approval Period
EU Reclaims IRS Closing Agreement Filings	√		$20,000 per Fund first closing agreement, $5,000 for subsequent closing agreements for same Fund

[3]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Service
German Tax Treaty Reclaims	√	Not to exceed $2,500 per fund during the Pre-Approval Period

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,700 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:     January 1, 2025 to December 31, 2025

●	Bookkeeping or other services related to the accounting records or financial statements of the Funds

●	Financial information systems design and implementation

●	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

●	Actuarial services

●	Internal audit outsourcing services

●	Management functions

●	Human resources

●	Broker-dealer, investment adviser, or investment banking services

●	Legal services

●	Expert services unrelated to the audit

●	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA CREDIT INCOME FUND

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA ENHANCED SECURITIZED INCOME FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INVESTORS TRUST

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA SEPARATE PORTFOLIOS TRUST

VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)       Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

There were no services, or 0%, provided to the registrant by EY that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            Percentage of hours expended attributable to work performed by other than full time employees of EY if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed and paid to the Registrant by the independent registered public accounting firm for the Registrant’s fiscal years ended March 31, 2025 and March 31, 2024; and (ii) the aggregate non-audit fees billed to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2025	2024
Voya Separate Portfolios Trust	$40,922	$40,920
Voya Investments, LLC (1)	$15,080,826	$20,108,761

(1) The Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining EY’s independence.

(i)            Not applicable.

(j)            Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)           Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Annual Financial Statements and Other Information

March 31, 2025

Classes A, I, R6 and W

Fixed-Income Fund

■	Voya Investment Grade Credit Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT

voyainvestments.com

Go Paperless with E-Delivery!

Sign up now for on-line prospectuses, tailored shareholder reports, and proxy statements.

Just go to individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Voya Investment Grade Credit Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Voya Investment Grade Credit Fund (the “Fund”) (one of the funds constituting Voya Separate Portfolios Trust (the “Trust”)), including the portfolio of investments, as of March 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Voya Separate Portfolios Trust) at March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

May 29, 2025

1

STATEMENT OF ASSETS AND LIABILITIES as of March 31, 2025

ASSETS:
Investments in securities at fair value+*	$81,522,493
Short-term investments at fair value†	2,331,490
Cash	603,540
Cash collateral for futures contracts	256,372
Receivables:
Investment securities sold	4,560,358
Fund shares sold	259,869
Interest	892,423
Prepaid expenses	35,052
Reimbursement due from Investment Adviser	9,121
Other assets	6,406
Total assets	90,477,124

LIABILITIES:
Payable for investment securities purchased	3,881,442
Payable for fund shares redeemed	182,099
Payable upon receipt of securities loaned	2,331,490
Variation margin payable on futures contracts	10,293
Payable for investment management fees	34,639
Payable for distribution and shareholder service fees	195
Payable to trustees under the deferred compensation plan (Note 6)	6,406
Payable for trustee fees	177
Other accrued expenses and liabilities	77,783
Total liabilities	6,524,524
NET ASSETS	$83,952,600

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$127,526,389
Total distributable loss	(43,573,789)
NET ASSETS	$83,952,600

+	Including securities loaned at value	$2,263,551
*	Cost of investments in securities	$81,218,207
†	Cost of short-term investments	$2,331,490

See Accompanying Notes to Financial Statements

2

STATEMENT OF ASSETS AND LIABILITIES as of March 31, 2025 (continued)

Class A
Net assets	$906,867
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	98,929
Net asset value and redemption price per share†	$9.17
Maximum offering price per share (2.50%)(1)	$9.41

Class I
Net assets	$82,161,054
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	8,945,132
Net asset value and redemption price per share	$9.19

Class R6
Net assets	$274,036
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	29,877
Net asset value and redemption price per share	$9.17

Class W
Net assets	$610,643
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	66,843
Net asset value and redemption price per share	$9.14

(1)	Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

3

STATEMENT OF OPERATIONS for the year ended March 31, 2025

INVESTMENT INCOME:
Interest	$3,749,618
Securities lending income, net	12,680
Other	371
Total investment income	3,762,669
EXPENSES:
Investment management fees	350,885
Distribution and shareholder service fees:
Class A	2,101
Transfer agent fees:
Class A	2,901
Class I	31,333
Class R6	17
Class W	3,079
Shareholder reporting expense	10,350
Registration fees	69,548
Professional fees	40,614
Custody and accounting expense	67,742
Trustee fees	1,755
Miscellaneous expense	18,937
Total expenses	599,262
Waived and reimbursed fees	(138,582)
Net expenses	460,680
Net investment income	3,301,989
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	756,345
Futures	110,337
Swaps	3,672
Net realized gain	870,354
Net change in unrealized appreciation (depreciation) on:
Investments	(426,189)
Futures	(74,515)
Net change in unrealized appreciation (depreciation)	(500,704)
Net realized and unrealized gain	369,650
Increase in net assets resulting from operations	$3,671,639

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2025	March 31, 2024
FROM OPERATIONS:
Net investment income	$3,301,989	$4,431,900
Net realized gain (loss)	870,354	(7,679,114)
Net change in unrealized appreciation (depreciation)	(500,704)	3,322,480
Increase in net assets resulting from operations	3,671,639	75,266

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(39,180)	(38,623)
Class I	(3,344,782)	(2,618,699)
Class R6	(16,661)	(388,662)
Class W	(44,360)	(1,313,077)
Total distributions	(3,444,983)	(4,359,061)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	32,402,401	56,359,544
Reinvestment of distributions	3,433,165	4,324,569
	35,835,566	60,684,113
Cost of shares redeemed	(12,477,101)	(110,539,222)
Net increase (decrease) in net assets resulting from capital share transactions	23,358,465	(49,855,109)
Net increase (decrease) in net assets	23,585,121	(54,138,904)

NET ASSETS:
Beginning of year or period	60,367,479	114,506,383
End of year or period	$83,952,600	$60,367,479

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Class A
03-31-25	9.14	0.41•	0.05	0.46	0.43	—	—	0.43	—	9.17	5.11	1.40	0.90	0.90	4.46	907	469
03-31-24	9.18	0.40•	(0.04)	0.36	0.40	—	—	0.40	—	9.14	4.14	1.28	0.91	0.91	4.43	907	432
03-31-23	10.18	0.31•	(1.01)	(0.70)	0.30	—	—	0.30	—	9.18	(6.83)	0.98	0.90	0.90	3.32	890	269
03-31-22	11.04	0.20•	(0.71)	(0.51)	0.22	0.12	0.01	0.35	—	10.18	(4.85)	1.06	0.90	0.90	1.84	934	259
03-31-21	10.60	0.22•	1.02	1.24	0.24	0.56	—	0.80	—	11.04	11.53	1.03	0.90	0.90	1.90	1,329	349
Class I
03-31-25	9.15	0.43•	0.06	0.49	0.45	—	—	0.45	—	9.19	5.49	0.84	0.65	0.65	4.71	82,161	469
03-31-24	9.20	0.42•	(0.04)	0.38	0.43	—	—	0.43	—	9.15	4.28	0.92	0.66	0.66	4.68	57,994	432
03-31-23	10.19	0.33•	(1.00)	(0.67)	0.32	—	—	0.32	—	9.20	(6.48)	0.66	0.65	0.65	3.60	50,092	269
03-31-22	11.05	0.23•	(0.72)	(0.49)	0.24	0.12	0.01	0.37	—	10.19	(4.60)	0.66	0.65	0.65	2.11	35,622	259
03-31-21	10.61	0.24•	1.03	1.27	0.27	0.56	—	0.83	—	11.05	11.80	0.64	0.64	0.64	2.11	20,147	349
Class R6
03-31-25	9.14	0.43•	0.05	0.48	0.45	—	—	0.45	—	9.17	5.39	0.82	0.63	0.63	4.74	274	469
03-31-24	9.18	0.42•	(0.03)	0.39	0.43	—	—	0.43	—	9.14	4.41	0.83	0.64	0.64	4.68	485	432
03-31-23	10.18	0.34•	(1.02)	(0.68)	0.32	—	—	0.32	—	9.18	(6.58)	0.66	0.63	0.63	3.70	12,222	269
03-31-22	11.04	0.24•	(0.72)	(0.48)	0.25	0.12	0.01	0.38	—	10.18	(4.59)	1.27	0.63	0.63	2.20	521	259
03-31-21	10.61	0.27•	0.99	1.26	0.27	0.56	—	0.83	—	11.04	11.72	1.41	0.63	0.63	2.28	80	349
Class W
03-31-25	9.10	0.43•	0.06	0.49	0.45	—	—	0.45	—	9.14	5.49	1.15	0.65	0.65	4.72	611	469
03-31-24	9.17	0.42•	(0.06)	0.36	0.43	—	—	0.43	—	9.10	4.06	1.03	0.66	0.66	4.66	980	432
03-31-23	10.16	0.34•	(1.01)	(0.67)	0.32	—	—	0.32	—	9.17	(6.52)	0.73	0.65	0.65	3.70	51,301	269
03-31-22	11.02	0.23•	(0.72)	(0.49)	0.24	0.12	0.01	0.37	—	10.16	(4.62)	0.81	0.65	0.65	2.10	386	259
03-31-21	10.59	0.25•	1.01	1.26	0.27	0.56	—	0.83	—	11.02	11.72	0.78	0.65	0.65	2.16	327	349

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

6

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025

NOTE 1 — ORGANIZATION

Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fourteen separately managed series. This report is for Voya Investment Grade Credit Fund (“Investment Grade Credit” or the “Fund”), a diversified series of the Trust.

The Fund offers the following classes of shares: Class A, Class I, Class R6 and Class W. The separate classes of shares differ principally in the type of shareholder permitted to invest in each class and in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/ losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination

7

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.

C. Risk Exposures and the Use of Derivative Instruments. The Fund pursues its investment objectives by purchasing derivative instruments, including, but not limited to, futures contracts. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Interest Rate Risk. A rise in market interest rates generally

8

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease or hedge exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination.

9

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

The Fund’s master agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.

D. Futures Contracts. The Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended March 31, 2025, the Fund had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve to assist the Fund with its duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended March 31, 2025, the Fund had an average notional value of $12,070,988 and $10,680,147 on futures contracts purchased and sold, respectively. Please refer to the table within the Portfolio of Investments for open futures contracts at March 31, 2025.

E. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund distributes capital gains, if any, annually. The Fund declares dividends daily and pays dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

F. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

10

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

G. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

I. Swap Agreements. The Fund may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by the Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statement of Operations upon termination or maturity of the swap. The Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statement of Operations. Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may

11

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, the Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, the Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. The Fund may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

The Fund may sell credit default swaps which expose the Fund to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

During the year ended March 31, 2025, the Fund had bought credit protection on credit default swap indices (“CDX”) with an average notional amount of $5,177,000 to hedge the credit risk associated with various sectors within the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. There were no open credit default swaps to buy or sell protection at March 31, 2025.

J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

12

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended March 31, 2025, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:

Purchases	Sales
$ 177,057,330	$ 160,604,595

U.S. government securities not included above were as follows:

Purchases	Sales
$ 166,802,502	$ 161,432,558

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A shares of the Fund have a plan (the “Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution and/or shareholder servicing of the Fund’s Class A shares (“Distribution and/ or Service Fees”). Pursuant to the Plan, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of the Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class A shares of the Fund pay the

Distributor a Distribution and/or Service Fee based on average daily net assets at the rate of 0.25%.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the year ended March 31, 2025, the Distributor retained the following amounts in sales charges:

Class A
Initial Sales Charges:	$516
Contingent Deferred Sales Charges:	$—

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At March 31, 2025, there were no direct or indirect, wholly-owned subsidiaries of Voya Financial Inc. or affiliated investment companies that owned more than 5% of the Fund.

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended March 31, 2025, the Fund did not pay any amounts for affiliated recordkeeping services.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Fund, the Investment Adviser has agreed to limit expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Class A	Class I	Class R6	Class W
0.90%	0.65%	0.63%	0.65%

13

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

The Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of March 31, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:

March 31,
2026	2027	2028	Total
$8,868	$165,922	$130,034	$304,824

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates, as of March 31, 2025, are as follows:

	March 31,
	2026	2027	2028	Total
Class A	$865	$1,683	$2,592	$5,140
Class I	—	43,539	3,135	46,674
Class R6	2,112	976	17	3,105

	March 31,
	2026	2027	2028	Total
Class W	33,535	57,636	2,804	93,975

The Expense Limitation Agreement is contractual through August 1, 2025 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2024, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024. Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Fund did not utilize the line of credit during the year ended March 31, 2025.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
3/31/2025	32,818	—	4,214	(37,393)	—	(361)	303,876	—	38,635	(340,980)	—	1,531
3/31/2024	11,701	—	4,294	(13,655)	—	2,340	105,548	—	38,621	(122,452)	—	21,717
Class I
3/31/2025	3,471,859	—	362,809	(1,226,994)	—	2,607,674	31,838,188	—	3,334,372	(11,229,058)	—	23,943,502
3/31/2024	2,747,115	—	289,017	(2,145,987)	—	890,145	24,942,544	—	2,602,096	(19,149,181)	—	8,395,459
Class R6
3/31/2025	18,575	—	1,723	(43,536)	—	(23,238)	169,951	—	15,800	(399,394)	—	(213,643)
3/31/2024	1,053,026	—	41,186	(2,371,808)	—	(1,277,596)	9,690,734	—	371,374	(20,943,109)	—	(10,881,001)
Class W
3/31/2025	9,790	—	4,857	(55,517)	—	(40,870)	90,386	—	44,358	(507,669)	—	(372,925)
3/31/2024	2,351,432	—	146,249	(7,985,486)	—	(5,487,805)	21,620,718	—	1,312,478	(70,324,480)	—	(47,391,284)

14

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Fund at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following is a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of March 31, 2025:

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas	$548,987	$(548,987)	$—
BNP Paribas Prime Brokerage Int'l Ltd.	91,111	(91,111)	—
Daiwa Capital Markets America Inc.	127,635	(127,635)	—
Deutsche Bank Securities Inc.	4,412	(4,412)	—
Goldman, Sachs & Co. LLC	194,677	(194,677)	—
HSBC Securities (USA) Inc.	136,990	(136,990)	—
J.P. Morgan Securities LLC	81,204	(81,204)	—
Jefferies LLC	21,245	(21,245)	—
National Bank Financial Inc.	105,194	(105,194)	—
National Financial Services LLC	85,030	(85,030)	—
TD Securities (USA) Inc.	281,570	(281,570)	—
Truist Securities INC	437,116	(437,116)	—
Wells Fargo Securities LLC	148,380	(148,380)	—
Total	$2,263,551	$(2,263,551)	$—

(1)   Cash collateral with a fair value of $2,331,490 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts, paydowns, straddle loss deferrals and wash sale deferrals.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

15

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended	Year Ended
March 31, 2025	March 31, 2024
Ordinary	Ordinary
Income	Income
$3,444,983	$4,359,061

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2025 were:

Undistributed	Unrealized			Total
Ordinary	Appreciation/	Capital Loss Carryforwards		Distributable
Income	(Depreciation)	Amount	Character	Earnings/(Loss)
$1,734	$(863,276)	$(11,935,341)	Short-term	$(43,573,789)
		(30,776,906)	Long-term
$(42,712,247)

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of March 31, 2025, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor

16

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Fund has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Fund holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Fund's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to March 31, 2025, the Fund declared dividends from net investment income of:

	Per Share	Payable	Record
	Amount	Date	Date
Class A	$0.0335	May 1, 2025	Daily
Class I	$0.0354	May 1, 2025	Daily
Class R6	$0.0355	May 1, 2025	Daily
Class W	$0.0352	May 1, 2025	Daily

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

17

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2025

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 87.8%
	Basic Materials: 2.2%
79,000	BHP Billiton Finance USA Ltd., 4.900%, 02/28/2033	$78,277	0.1
230,000	BHP Billiton Finance USA Ltd., 5.000%, 02/21/2030	233,789	0.3
148,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2033	149,806	0.2
230,000	BHP Billiton Finance USA Ltd., 5.300%, 02/21/2035	232,092	0.3
78,000	Dow Chemical Co., 4.375%, 11/15/2042	64,182	0.1
80,000	Eastman Chemical Co., 5.000%, 08/01/2029	80,453	0.1
158,000	Nucor Corp., 5.100%, 06/01/2035	155,861	0.2
237,000	Nutrien Ltd., 2.950%, 05/13/2030	217,002	0.2
39,000	Nutrien Ltd., 4.900%, 03/27/2028	39,364	0.0
155,000	Rio Tinto Finance USA PLC, 5.250%, 03/14/2035	156,249	0.2
161,000	Rio Tinto Finance USA PLC, 5.750%, 03/14/2055	161,381	0.2
132,000	Rio Tinto Finance USA PLC, 5.875%, 03/14/2065	133,647	0.1
142,000	Sherwin-Williams Co., 4.800%, 09/01/2031	141,735	0.2
		1,843,838	2.2

	Communications: 7.7%
32,000	AT&T, Inc., 1.700%, 03/25/2026	31,130	0.0
144,000	AT&T, Inc., 3.500%, 06/01/2041	111,166	0.1
200,000	AT&T, Inc., 3.550%, 09/15/2055	135,648	0.2
178,000	AT&T, Inc., 3.650%, 09/15/2059	120,146	0.1
107,000	AT&T, Inc., 3.800%, 12/01/2057	75,175	0.1
80,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.950%, 06/30/2062	49,192	0.1
107,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.400%, 12/01/2061	71,107	0.1
124,000	Cisco Systems, Inc., 4.950%, 02/26/2031	126,520	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
79,000	Cisco Systems, Inc., 5.100%, 02/24/2035	$80,115	0.1
176,000	Cisco Systems, Inc., 5.300%, 02/26/2054	172,406	0.2
89,000	Cisco Systems, Inc., 5.350%, 02/26/2064	86,619	0.1
120,000	Cisco Systems, Inc., 5.500%, 02/24/2055	120,905	0.1
52,000	Comcast Corp., 2.937%, 11/01/2056	30,578	0.0
109,000	Comcast Corp., 3.200%, 07/15/2036	90,153	0.1
109,000	Comcast Corp., 3.250%, 11/01/2039	84,702	0.1
55,000 (1)	Comcast Corp., 5.300%, 06/01/2034	55,940	0.1
87,000	Comcast Corp., 5.500%, 05/15/2064	81,773	0.1
89,000	Comcast Corp., 5.650%, 06/15/2035	92,009	0.1
93,000	Comcast Corp., 5.650%, 06/01/2054	91,138	0.1
17,000	Comcast Corp., 6.500%, 11/15/2035	18,821	0.0
378,000	Expedia Group, Inc., 5.400%, 02/15/2035	376,732	0.4
219,000	Meta Platforms, Inc., 5.400%, 08/15/2054	214,733	0.3
175,000	Meta Platforms, Inc., 5.550%, 08/15/2064	172,318	0.2
81,000	Meta Platforms, Inc., 5.600%, 05/15/2053	81,719	0.1
61,000	Meta Platforms, Inc., 5.750%, 05/15/2063	62,006	0.1
151,000 (1)(2)	Netflix, Inc., 4.875%, 06/15/2030	152,642	0.2
74,000	Netflix, Inc., 5.400%, 08/15/2054	72,654	0.1
167,000	Netflix, Inc., 5.875%, 11/15/2028	174,713	0.2
134,000	Paramount Global, 3.700%, 06/01/2028	129,143	0.2
9,000	Paramount Global, 4.200%, 05/19/2032	8,075	0.0
92,000	Paramount Global, 4.950%, 05/19/2050	70,657	0.1
75,000	Paramount Global, 5.250%, 04/01/2044	60,374	0.1
56,000	Rogers Communications, Inc., 4.550%, 03/15/2052	44,687	0.1
244,000	Sprint Capital Corp., 6.875%, 11/15/2028	260,570	0.3
259,000	Sprint Capital Corp., 8.750%, 03/15/2032	311,627	0.4
20,000	Time Warner Cable Enterprises LLC, 8.375%, 07/15/2033	22,839	0.0
253,000	T-Mobile USA, Inc., 2.250%, 02/15/2026	248,045	0.3

See Accompanying Notes to Financial Statements

18

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
12,000	T-Mobile USA, Inc., 2.550%, 02/15/2031	$10,582	0.0
32,000	T-Mobile USA, Inc., 2.625%, 02/15/2029	29,650	0.0
21,000	T-Mobile USA, Inc., 2.875%, 02/15/2031	18,820	0.0
56,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	53,245	0.1
58,000	T-Mobile USA, Inc., 3.500%, 04/15/2031	53,690	0.1
142,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	136,171	0.2
99,000	T-Mobile USA, Inc., 5.125%, 05/15/2032	99,662	0.1
87,000	T-Mobile USA, Inc., 5.250%, 06/15/2055	79,959	0.1
62,000	T-Mobile USA, Inc., 5.650%, 01/15/2053	60,528	0.1
72,000	T-Mobile USA, Inc., 5.750%, 01/15/2054	71,293	0.1
115,000	Uber Technologies, Inc., 4.300%, 01/15/2030	113,052	0.1
201,000	Uber Technologies, Inc., 5.350%, 09/15/2054	187,975	0.2
311,000	United States Cellular Corp., 6.700%, 12/15/2033	333,743	0.4
44,000	Verizon Communications, Inc., 1.750%, 01/20/2031	37,218	0.0
168,000	Verizon Communications, Inc., 2.355%, 03/15/2032	142,214	0.2
38,000	Verizon Communications, Inc., 2.550%, 03/21/2031	33,495	0.0
114,000	Verizon Communications, Inc., 3.875%, 03/01/2052	85,246	0.1
38,000	Verizon Communications, Inc., 4.812%, 03/15/2039	35,509	0.0
415,000	Verizon Communications, Inc., 5.250%, 04/02/2035	416,209	0.5
104,000	Verizon Communications, Inc., 6.550%, 09/15/2043	114,357	0.1
148,000	Vodafone Group PLC, 5.875%, 06/28/2064	142,037	0.2
		6,443,432	7.7

	Consumer, Cyclical: 6.4%
60,803	American Airlines Pass Through Trust 2015-2, A, 4.000%, 03/22/2029	58,902	0.1
42,447	American Airlines Pass Through Trust 2015-2, AA, 3.600%, 03/22/2029	41,166	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
192,627	American Airlines Pass Through Trust 2016-2, AA, 3.200%, 12/15/2029	$183,722	0.2
23,675	American Airlines Pass Through Trust 2016-3, AA, 3.000%, 04/15/2030	22,388	0.0
13,612	American Airlines Pass Through Trust 2017-2, A, 3.600%, 04/15/2031	12,748	0.0
62,876	American Airlines Pass Through Trust 2017-2, AA, 3.350%, 04/15/2031	59,736	0.1
107,725	American Airlines Pass Through Trust 2021-1, B, 3.950%, 01/11/2032	101,656	0.1
54,000	American Honda Finance Corp., 5.650%, 11/15/2028	55,883	0.1
128,000 (1)(2)	BMW US Capital LLC, 5.400%, 03/21/2035	126,909	0.2
166,000	Ferguson Enterprises, Inc., 5.000%, 10/03/2034	161,676	0.2
200,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	193,263	0.2
200,000	Ford Motor Credit Co. LLC, 5.875%, 11/07/2029	197,935	0.2
119,000	General Motors Co., 6.250%, 10/02/2043	114,587	0.1
142,000	General Motors Financial Co., Inc., 2.350%, 01/08/2031	120,241	0.1
262,000 (1)	General Motors Financial Co., Inc., 5.900%, 01/07/2035	259,637	0.3
48,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	48,228	0.1
132,000	Home Depot, Inc., 2.700%, 04/15/2030	121,208	0.2
68,000	Home Depot, Inc., 3.300%, 04/15/2040	53,935	0.1
31,000	Home Depot, Inc., 3.625%, 04/15/2052	22,772	0.0
28,000	Home Depot, Inc., 4.950%, 09/15/2052	25,706	0.0
87,000	Hyatt Hotels Corp., 5.375%, 12/15/2031	86,692	0.1
45,000	Hyatt Hotels Corp., 5.500%, 06/30/2034	44,199	0.1
121,000 (1)(2)	Hyundai Capital America, 5.150%, 03/27/2030	120,629	0.1

See Accompanying Notes to Financial Statements

19

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
175,000 (2)	Hyundai Capital America, 5.400%, 03/29/2032	$174,502	0.2
101,000 (2)	Hyundai Capital America, 5.680%, 06/26/2028	103,148	0.1
159,000 (2)	Hyundai Capital America, 6.100%, 09/21/2028	164,859	0.2
37,000	Lowe's Cos., Inc., 4.250%, 04/01/2052	28,966	0.0
81,000	Lowe's Cos., Inc., 4.450%, 04/01/2062	63,067	0.1
40,000	Lowe's Cos., Inc., 4.650%, 04/15/2042	35,255	0.0
27,000	Lowe's Cos., Inc., 5.850%, 04/01/2063	26,408	0.0
91,000	Marriott International, Inc., 4.800%, 03/15/2030	90,823	0.1
42,000	Marriott International, Inc., 5.350%, 03/15/2035	41,633	0.1
284,000	MDC Holdings, Inc., 2.500%, 01/15/2031	245,957	0.3
195,000	MDC Holdings, Inc., 3.850%, 01/15/2030	185,887	0.2
112,000	O'Reilly Automotive, Inc., 5.000%, 08/19/2034	110,115	0.1
77,000	Target Corp., 5.000%, 04/15/2035	76,701	0.1
105,000	Toyota Motor Credit Corp., 5.350%, 01/09/2035	106,764	0.1
115,000	Toyota Motor Credit Corp., 5.550%, 11/20/2030	119,662	0.1
110,000	Toyota Motor Credit Corp., MTN, 4.600%, 10/10/2031	108,954	0.1
38,786	United Airlines Pass Through Trust 20-1, A, 5.875%, 04/15/2029	39,535	0.1
113,664	United Airlines Pass Through Trust 20-1, B, 4.875%, 07/15/2027	113,496	0.1
80,460	United Airlines Pass Through Trust 2014-1, A, 4.000%, 10/11/2027	79,540	0.1
46,528	United Airlines Pass Through Trust 2016-1, A, 3.450%, 01/07/2030	44,255	0.1
43,862	United Airlines Pass Through Trust 2016-2, AA, 2.875%, 04/07/2030	41,281	0.1
107,486	United Airlines Pass Through Trust 2018-1, AA, 3.500%, 09/01/2031	102,304	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
310,593	United Airlines Pass Through Trust 2019-2, A, 2.900%, 11/01/2029	$290,385	0.4
284,901	US Airways Pass Through Trust 2013-1, A, 3.950%, 05/15/2027	283,043	0.3
49,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	47,808	0.1
390,000	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	284,530	0.3
81,000	Warnermedia Holdings, Inc., 5.391%, 03/15/2062	58,675	0.1
71,000	WW Grainger, Inc., 3.750%, 05/15/2046	56,138	0.1
		5,357,509	6.4
	Consumer, Non-cyclical: 14.2%
125,000	AbbVie, Inc., 3.200%, 11/21/2029	118,121	0.1
82,000	AbbVie, Inc., 4.050%, 11/21/2039	71,948	0.1
21,000	AbbVie, Inc., 4.625%, 10/01/2042	19,103	0.0
126,000	AbbVie, Inc., 4.875%, 03/15/2030	127,848	0.2
100,000	AbbVie, Inc., 5.050%, 03/15/2034	100,744	0.1
61,000	AbbVie, Inc., 5.350%, 03/15/2044	60,364	0.1
97,000	AbbVie, Inc., 5.500%, 03/15/2064	95,510	0.1
19,000	Altria Group, Inc., 2.450%, 02/04/2032	16,038	0.0
76,000	Altria Group, Inc., 6.200%, 11/01/2028	79,838	0.1
19,000	Amgen, Inc., 2.300%, 02/25/2031	16,598	0.0
47,000	Amgen, Inc., 2.450%, 02/21/2030	42,437	0.1
110,000	Amgen, Inc., 3.150%, 02/21/2040	84,124	0.1
56,000	Amgen, Inc., 5.250%, 03/02/2030	57,292	0.1
72,000	Amgen, Inc., 5.750%, 03/02/2063	70,221	0.1
102,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	98,421	0.1
281,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	259,339	0.3
44,000	Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	40,557	0.0

See Accompanying Notes to Financial Statements

20

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
142,000	Astrazeneca Finance LLC, 4.850%, 02/26/2029	$144,133	0.2
83,000	BAT Capital Corp., 3.984%, 09/25/2050	59,294	0.1
65,000	BAT Capital Corp., 5.350%, 08/15/2032	65,394	0.1
126,000	BAT Capital Corp., 7.079%, 08/02/2043	137,735	0.2
97,000	Becton Dickinson & Co., 4.693%, 02/13/2028	97,390	0.1
83,000	Bristol-Myers Squibb Co., 6.400%, 11/15/2063	90,857	0.1
100,000	Bunge Ltd. Finance Corp., 4.650%, 09/17/2034	96,714	0.1
81,000	Cardinal Health, Inc., 5.000%, 11/15/2029	81,691	0.1
131,000	Cardinal Health, Inc., 5.125%, 02/15/2029	133,148	0.2
161,000	Cardinal Health, Inc., 5.750%, 11/15/2054	157,831	0.2
32,000 (2)	Cargill, Inc., 5.125%, 02/11/2035	31,912	0.0
50,000	Cencora, Inc., 4.850%, 12/15/2029	50,258	0.1
79,000	Centene Corp., 2.450%, 07/15/2028	72,142	0.1
23,000	Centene Corp., 3.000%, 10/15/2030	20,138	0.0
143,000	Cigna Group, 4.800%, 08/15/2038	133,693	0.2
131,000	Cigna Group, 5.600%, 02/15/2054	124,798	0.1
103,000	Coca-Cola Co., 5.200%, 01/14/2055	99,337	0.1
45,000	Coca-Cola Co., 5.400%, 05/13/2064	44,013	0.1
18,000	CVS Health Corp., 4.125%, 04/01/2040	14,650	0.0
203,000	CVS Health Corp., 4.780%, 03/25/2038	182,240	0.2
53,000	CVS Health Corp., 5.000%, 01/30/2029	53,262	0.1
63,000	CVS Health Corp., 5.125%, 02/21/2030	63,432	0.1
129,000	CVS Health Corp., 6.000%, 06/01/2044	126,127	0.1
15,000	CVS Health Corp., 6.000%, 06/01/2063	14,168	0.0
64,000	Elevance Health, Inc., 2.875%, 09/15/2029	59,513	0.1
163,000	Elevance Health, Inc., 5.850%, 11/01/2064	159,751	0.2
65,000	Eli Lilly & Co., 4.600%, 08/14/2034	63,912	0.1
140,000	Eli Lilly & Co., 4.750%, 02/12/2030	142,183	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
90,000	Eli Lilly & Co., 5.000%, 02/09/2054	$84,446	0.1
125,000	Eli Lilly & Co., 5.050%, 08/14/2054	118,201	0.1
133,000	Eli Lilly & Co., 5.200%, 08/14/2064	126,213	0.2
21,000	Eli Lilly & Co., 5.500%, 02/12/2055	21,278	0.0
65,000	Eli Lilly & Co., 5.550%, 03/15/2037	68,529	0.1
196,000	Equifax, Inc., 5.100%, 06/01/2028	198,612	0.2
172,000	GE HealthCare Technologies, Inc., 4.800%, 08/14/2029	172,578	0.2
134,000	Gilead Sciences, Inc., 4.800%, 11/15/2029	135,377	0.2
90,000	GlaxoSmithKline Capital, Inc., 4.875%, 04/15/2035	89,151	0.1
209,000	Global Payments, Inc., 4.450%, 06/01/2028	207,790	0.2
44,000	HCA, Inc., 2.375%, 07/15/2031	37,456	0.0
32,000	HCA, Inc., 3.375%, 03/15/2029	30,265	0.0
40,000	HCA, Inc., 3.500%, 09/01/2030	37,106	0.0
90,000	HCA, Inc., 4.125%, 06/15/2029	87,414	0.1
95,000	HCA, Inc., 5.125%, 06/15/2039	88,251	0.1
70,000	HCA, Inc., 5.500%, 03/01/2032	70,704	0.1
55,000	HCA, Inc., 5.750%, 03/01/2035	55,527	0.1
20,000	HCA, Inc., 5.875%, 02/01/2029	20,615	0.0
76,000	HCA, Inc., 6.000%, 04/01/2054	73,587	0.1
73,000	HCA, Inc., 6.100%, 04/01/2064	70,610	0.1
151,000	HCA, Inc., 6.200%, 03/01/2055	150,022	0.2
35,000	Hershey Co., 5.100%, 02/24/2035	35,293	0.0
220,000 (2)	Horizon Mutual Holdings, Inc., 6.200%, 11/15/2034	214,482	0.3
65,000	Humana, Inc., 5.750%, 12/01/2028	67,130	0.1
51,000	Johnson & Johnson, 2.100%, 09/01/2040	35,186	0.0
81,000	Johnson & Johnson, 3.625%, 03/03/2037	72,213	0.1
99,000	Johnson & Johnson, 4.850%, 03/01/2032	100,616	0.1
99,000	Johnson & Johnson, 5.000%, 03/01/2035	100,776	0.1

See Accompanying Notes to Financial Statements

21

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
50,000	Johnson & Johnson, 5.850%, 07/15/2038	$54,551	0.1
33,000	Kenvue, Inc., 5.050%, 03/22/2053	30,914	0.0
37,000	Kenvue, Inc., 5.100%, 03/22/2043	35,599	0.0
25,000	Kenvue, Inc., 5.200%, 03/22/2063	23,351	0.0
49,000	Keurig Dr Pepper, Inc., 5.050%, 03/15/2029	49,662	0.1
153,000	Kroger Co., 5.000%, 09/15/2034	149,577	0.2
138,000	Kroger Co., 5.500%, 09/15/2054	130,263	0.2
105,000	Kroger Co., 5.650%, 09/15/2064	99,236	0.1
154,000	Laboratory Corp. of America Holdings, 4.350%, 04/01/2030	150,979	0.2
120,000 (2)	Mars, Inc., 2.375%, 07/16/2040	83,768	0.1
145,000 (2)	Mars, Inc., 4.800%, 03/01/2030	145,865	0.2
96,000 (2)	Mars, Inc., 5.000%, 03/01/2032	96,442	0.1
160,000 (2)	Mars, Inc., 5.200%, 03/01/2035	160,862	0.2
206,000 (2)	Mars, Inc., 5.650%, 05/01/2045	206,571	0.2
291,000 (2)	Mars, Inc., 5.700%, 05/01/2055	290,962	0.3
247,000 (2)	Mars, Inc., 5.800%, 05/01/2065	247,788	0.3
98,000	McCormick & Co., Inc., 4.700%, 10/15/2034	93,801	0.1
235,000	Molson Coors Beverage Co., 4.200%, 07/15/2046	189,529	0.2
117,000	Pfizer Investment Enterprises Pte Ltd., 5.110%, 05/19/2043	111,645	0.1
108,000	Pfizer Investment Enterprises Pte Ltd., 5.300%, 05/19/2053	102,620	0.1
288,000	Pfizer Investment Enterprises Pte Ltd., 5.340%, 05/19/2063	268,361	0.3
104,000	Philip Morris International, Inc., 4.750%, 11/01/2031	103,730	0.1
115,000	Philip Morris International, Inc., 5.250%, 02/13/2034	116,119	0.1
30,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	26,663	0.0
34,000	Quest Diagnostics, Inc., 2.950%, 06/30/2030	31,269	0.0
62,000	RELX Capital, Inc., 4.750%, 03/27/2030	62,384	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
325,000	RELX Capital, Inc., 5.250%, 03/27/2035	$327,698	0.4
48,000	Reynolds American, Inc., 5.850%, 08/15/2045	45,850	0.1
139,000 (2)	Rollins, Inc., 5.250%, 02/24/2035	138,382	0.2
127,000	Royalty Pharma PLC, 1.750%, 09/02/2027	118,573	0.1
77,000	Royalty Pharma PLC, 5.150%, 09/02/2029	77,534	0.1
139,000	Solventum Corp., 5.400%, 03/01/2029	141,835	0.2
57,000	Solventum Corp., 5.600%, 03/23/2034	57,803	0.1
83,000	Solventum Corp., 5.900%, 04/30/2054	82,157	0.1
50,000	Stryker Corp., 5.200%, 02/10/2035	50,502	0.1
122,000	Sysco Corp., 5.400%, 03/23/2035	122,922	0.1
83,000	The Campbell's Co., 5.250%, 10/13/2054	75,652	0.1
69,000	Thermo Fisher Scientific, Inc., 5.404%, 08/10/2043	69,059	0.1
75,000	Tyson Foods, Inc., 5.400%, 03/15/2029	76,728	0.1
89,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	64,342	0.1
51,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	37,579	0.0
37,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	30,129	0.0
30,000	UnitedHealth Group, Inc., 4.450%, 12/15/2048	25,068	0.0
19,000	UnitedHealth Group, Inc., 4.750%, 05/15/2052	16,437	0.0
71,000	UnitedHealth Group, Inc., 5.200%, 04/15/2063	64,233	0.1
72,000	UnitedHealth Group, Inc., 5.375%, 04/15/2054	68,453	0.1
65,000	UnitedHealth Group, Inc., 5.500%, 04/15/2064	61,623	0.1
50,000	UnitedHealth Group, Inc., 5.625%, 07/15/2054	49,115	0.1
427,000	Universal Health Services, Inc., 5.050%, 10/15/2034	405,048	0.5

See Accompanying Notes to Financial Statements

22

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
50,000	Utah Acquisition Sub, Inc., 5.250%, 06/15/2046	$40,031	0.0
58,000	Viatris, Inc., 3.850%, 06/22/2040	42,193	0.1
79,000 (1)	Zimmer Biomet Holdings, Inc., 5.050%, 02/19/2030	79,856	0.1
71,000	Zimmer Biomet Holdings, Inc., 5.350%, 12/01/2028	72,625	0.1
		11,951,585	14.2
	Energy: 5.4%
7,000 (2)	APA Corp., 6.100%, 02/15/2035	6,974	0.0
73,000	BP Capital Markets America, Inc., 3.000%, 02/24/2050	47,236	0.1
92,000	BP Capital Markets America, Inc., 5.227%, 11/17/2034	92,509	0.1
111,000 (3)	BP Capital Markets PLC, 6.125%, 12/31/2199	109,512	0.1
109,000 (2)	Cameron LNG LLC, 2.902%, 07/15/2031	96,642	0.1
99,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	96,332	0.1
75,000 (2)	Columbia Pipelines Holding Co. LLC, 6.042%, 08/15/2028	77,611	0.1
189,000	Eastern Energy Gas Holdings LLC, 5.650%, 10/15/2054	182,625	0.2
71,000	Energy Transfer L.P., 5.700%, 04/01/2035	71,569	0.1
73,000	Energy Transfer L.P., 5.950%, 10/01/2043	71,190	0.1
139,000	Energy Transfer L.P., 6.000%, 06/15/2048	134,727	0.2
175,000	Energy Transfer L.P., 6.050%, 09/01/2054	170,078	0.2
65,000 (3)	Energy Transfer L.P. H, 6.500%, 12/31/2199	65,086	0.1
124,000	Enterprise Products Operating LLC, 3.950%, 01/31/2060	90,688	0.1
40,000	Enterprise Products Operating LLC, 4.850%, 01/31/2034	39,412	0.0
70,000	Enterprise Products Operating LLC, 4.950%, 02/15/2035	69,057	0.1
48,000	Enterprise Products Operating LLC, 5.550%, 02/16/2055	46,655	0.1
142,000	Exxon Mobil Corp., 4.227%, 03/19/2040	126,735	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
140,000	Hess Corp., 4.300%, 04/01/2027	$139,327	0.2
195,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	192,577	0.2
106,000 (1)	Kinder Morgan, Inc., 5.950%, 08/01/2054	103,710	0.1
85,000	Marathon Petroleum Corp., 5.000%, 09/15/2054	69,801	0.1
84,000 (1)	Marathon Petroleum Corp., 5.150%, 03/01/2030	84,539	0.1
144,000	Marathon Petroleum Corp., 5.700%, 03/01/2035	143,479	0.2
30,000	Marathon Petroleum Corp., 6.500%, 03/01/2041	31,115	0.0
105,000	MPLX L.P., 2.650%, 08/15/2030	93,534	0.1
55,000	MPLX L.P., 5.500%, 06/01/2034	54,823	0.1
108,000	Occidental Petroleum Corp., 6.125%, 01/01/2031	111,101	0.1
142,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	140,598	0.2
90,000	Occidental Petroleum Corp., 6.625%, 09/01/2030	94,605	0.1
24,000	Ovintiv, Inc., 5.650%, 05/15/2028	24,606	0.0
102,000	Ovintiv, Inc., 7.100%, 07/15/2053	107,850	0.1
120,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	118,684	0.1
33,000	Shell International Finance BV, 2.875%, 11/26/2041	23,842	0.0
57,000	Targa Resources Corp., 5.500%, 02/15/2035	56,693	0.1
211,000	Targa Resources Corp., 6.250%, 07/01/2052	213,309	0.3
38,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	37,216	0.0
269,000	TotalEnergies Capital SA, 5.275%, 09/10/2054	253,704	0.3
98,000	TotalEnergies Capital SA, 5.638%, 04/05/2064	95,787	0.1
146,000 (3)	TransCanada PipeLines Ltd., 7.000%, 06/01/2065	144,019	0.2
74,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	68,535	0.1

See Accompanying Notes to Financial Statements

23

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
176,000 (1)	Valero Energy Corp., 5.150%, 02/15/2030	$177,611	0.2
44,000	Western Midstream Operating L.P., 5.450%, 11/15/2034	43,012	0.1
178,000	Western Midstream Operating L.P., 6.150%, 04/01/2033	183,856	0.2
44,000 (1)	Williams Cos., Inc., 4.900%, 03/15/2029	44,300	0.1
87,000	Williams Cos., Inc., 5.100%, 09/15/2045	78,622	0.1
		4,525,493	5.4
	Financial: 27.1%
63,000	Alleghany Corp., 3.250%, 08/15/2051	42,069	0.1
75,000	Alleghany Corp., 4.900%, 09/15/2044	68,868	0.1
64,000	American Homes 4 Rent L.P., 3.375%, 07/15/2051	42,444	0.1
19,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	17,258	0.0
23,000	American Homes 4 Rent L.P., 4.250%, 02/15/2028	22,767	0.0
92,000	American Homes 4 Rent L.P., 5.250%, 03/15/2035	90,317	0.1
200,000	American Homes 4 Rent L.P., 5.500%, 02/01/2034	200,327	0.2
103,000	American International Group, Inc., 3.400%, 06/30/2030	96,411	0.1
111,000	American International Group, Inc., 4.200%, 04/01/2028	109,736	0.1
149,000	American Tower Corp., 1.500%, 01/31/2028	136,851	0.2
84,000	American Tower Corp., 2.700%, 04/15/2031	74,311	0.1
82,000	American Tower Corp., 3.600%, 01/15/2028	79,869	0.1
152,000	American Tower Corp., 3.650%, 03/15/2027	149,482	0.2
87,000	American Tower Corp., 5.000%, 01/31/2030	87,748	0.1
47,000	American Tower Corp., 5.250%, 07/15/2028	47,852	0.1
207,000	Ameriprise Financial, Inc., 5.200%, 04/15/2035	206,598	0.2
77,000	Ameriprise Financial, Inc., 5.700%, 12/15/2028	80,112	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
87,000	Apollo Global Management, Inc., 5.800%, 05/21/2054	$86,062	0.1
242,000 (2)	Athene Global Funding, 5.322%, 11/13/2031	242,279	0.3
200,000	Banco Santander SA, 2.749%, 12/03/2030	173,907	0.2
200,000	Banco Santander SA, 5.439%, 07/15/2031	205,088	0.2
400,000 (1)(3)	Banco Santander SA, 9.625%, 12/31/2199	460,473	0.5
161,000 (3)	Bank of America Corp., 2.299%, 07/21/2032	137,567	0.2
177,000 (3)	Bank of America Corp., 2.592%, 04/29/2031	159,035	0.2
319,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	280,861	0.3
235,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	227,796	0.3
107,000 (3)	Bank of America Corp., 4.571%, 04/27/2033	103,429	0.1
57,000 (3)	Bank of America Corp., 5.288%, 04/25/2034	57,286	0.1
133,000 (3)	Bank of America Corp., 5.511%, 01/24/2036	135,408	0.2
300,000 (3)	Bank of America Corp., 5.518%, 10/25/2035	294,474	0.4
199,000 (3)	Bank of America Corp., 5.744%, 02/12/2036	198,694	0.2
141,000 (3)	Bank of America Corp., 5.872%, 09/15/2034	147,190	0.2
13,000 (3)	Bank of America Corp., MTN, 2.087%, 06/14/2029	12,024	0.0
61,000 (3)	Bank of America Corp., MTN, 2.496%, 02/13/2031	54,779	0.1
23,000 (3)	Bank of America Corp., MTN, 2.676%, 06/19/2041	16,326	0.0
60,000 (3)	Bank of America Corp., MTN, 2.884%, 10/22/2030	55,333	0.1
270,000 (3)	Bank of America Corp., MTN, 2.972%, 02/04/2033	236,809	0.3
54,000 (3)	Bank of America Corp., MTN, 3.194%, 07/23/2030	50,664	0.1
94,000	Bank of Montreal, 5.511%, 06/04/2031	96,908	0.1
381,000 (3)	Bank of New York Mellon Corp., 4.942%, 02/11/2031	384,467	0.5
53,000	Bank of Nova Scotia, 4.850%, 02/01/2030	53,318	0.1
106,000 (3)	Bank of Nova Scotia, 5.130%, 02/14/2031	107,001	0.1

See Accompanying Notes to Financial Statements

24

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
94,000	Berkshire Hathaway Finance Corp., 2.850%, 10/15/2050	$60,381	0.1
172,000	BlackRock Funding, Inc., 5.250%, 03/14/2054	166,034	0.2
295,000 (2)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	243,720	0.3
338,000 (2)	Blackstone Private Credit Fund, 6.000%, 11/22/2034	325,383	0.4
48,000	Blackstone Reg Finance Co. LLC, 5.000%, 12/06/2034	47,341	0.1
95,000	Camden Property Trust, 2.800%, 05/15/2030	86,769	0.1
172,000 (3)	Canadian Imperial Bank of Commerce, 4.857%, 03/30/2029	172,661	0.2
394,000 (2)	Citadel L.P., 6.375%, 01/23/2032	404,475	0.5
200,000 (2)(3)	Commonwealth Bank of Australia, 5.929%, 03/14/2046	198,118	0.2
66,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	61,051	0.1
62,000	Corebridge Financial, Inc., 5.750%, 01/15/2034	63,671	0.1
166,000	Corebridge Financial, Inc., 6.050%, 09/15/2033	173,336	0.2
161,000	Cousins Properties L.P., 5.375%, 02/15/2032	160,439	0.2
193,000	Cousins Properties L.P., 5.875%, 10/01/2034	194,673	0.2
62,000	Crown Castle, Inc., 2.100%, 04/01/2031	52,162	0.1
31,000	Crown Castle, Inc., 2.500%, 07/15/2031	26,488	0.0
146,000	Crown Castle, Inc., 4.800%, 09/01/2028	145,769	0.2
57,000	Crown Castle, Inc., 5.600%, 06/01/2029	58,270	0.1
200,000 (2)(3)	Danske Bank A/S, 4.613%, 10/02/2030	197,333	0.2
200,000 (2)(3)	Danske Bank A/S, 5.705%, 03/01/2030	205,855	0.2
76,000	Enact Holdings, Inc., 6.250%, 05/28/2029	78,019	0.1
358,000 (2)	Equitable Holdings, Inc., 4.572%, 02/15/2029	352,926	0.4
127,000	Essex Portfolio L.P., 5.375%, 04/01/2035	127,339	0.2
149,000	Extra Space Storage L.P., 2.400%, 10/15/2031	126,883	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
74,000	Extra Space Storage L.P., 3.900%, 04/01/2029	$71,464	0.1
28,000	Extra Space Storage L.P., 4.000%, 06/15/2029	27,087	0.0
234,000 (3)	First Citizens BancShares, Inc., 6.254%, 03/12/2040	230,196	0.3
426,000 (3)	First Horizon Corp., 5.514%, 03/07/2031	428,289	0.5
73,000	Goldman Sachs Capital I, 6.345%, 02/15/2034	77,131	0.1
244,000 (3)	Goldman Sachs Group, Inc., 4.482%, 08/23/2028	243,447	0.3
180,000 (3)	Goldman Sachs Group, Inc., 5.016%, 10/23/2035	175,089	0.2
224,000 (3)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	222,991	0.3
274,000 (3)	Goldman Sachs Group, Inc., 5.536%, 01/28/2036	277,930	0.3
94,000 (3)	Goldman Sachs Group, Inc., 5.561%, 11/19/2045	91,648	0.1
55,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	56,752	0.1
280,000 (3)	Goldman Sachs Group, Inc., 5.734%, 01/28/2056	279,097	0.3
12,000	Goldman Sachs Group, Inc., 6.250%, 02/01/2041	12,665	0.0
30,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	31,696	0.0
94,000	Hartford Financial Services Group, Inc., 4.400%, 03/15/2048	79,829	0.1
80,000	Hartford Financial Services Group, Inc., 5.950%, 10/15/2036	83,447	0.1
253,000	Hartford Financial Services Group, Inc., 6.100%, 10/01/2041	262,177	0.3
101,000 (2)(3)	Hartford Financial Services Group, Inc. ICON, 6.710%, (TSFR3M + 2.387%), 02/12/2067	93,228	0.1
205,000 (3)	HSBC Holdings PLC, 5.450%, 03/03/2036	204,322	0.2
200,000 (3)	HSBC Holdings PLC, 5.733%, 05/17/2032	206,072	0.2

See Accompanying Notes to Financial Statements

25

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
267,000 (3)	Huntington Bancshares, Inc., 5.023%, 05/17/2033	$261,327	0.3
279,000 (3)	Huntington Bancshares, Inc., 6.141%, 11/18/2039	281,127	0.3
200,000 (3)	ING Groep NV, 5.525%, 03/25/2036	200,397	0.2
127,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	112,071	0.1
159,000	Intercontinental Exchange, Inc., 3.625%, 09/01/2028	155,080	0.2
86,000	Invitation Homes Operating Parternship L.P., 5.500%, 08/15/2033	86,591	0.1
76,000	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	63,644	0.1
84,000	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	77,030	0.1
31,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	29,508	0.0
71,000 (3)	JPMorgan Chase & Co., 2.739%, 10/15/2030	65,173	0.1
92,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	89,439	0.1
296,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	294,019	0.4
91,000 (3)	JPMorgan Chase & Co., 4.603%, 10/22/2030	90,421	0.1
90,000 (3)	JPMorgan Chase & Co., 4.995%, 07/22/2030	90,832	0.1
100,000 (3)	JPMorgan Chase & Co., 5.012%, 01/23/2030	101,133	0.1
90,000 (3)	JPMorgan Chase & Co., 5.140%, 01/24/2031	91,423	0.1
118,000 (3)	JPMorgan Chase & Co., 5.534%, 11/29/2045	116,898	0.1
99,000 (3)	JPMorgan Chase & Co., 5.766%, 04/22/2035	102,938	0.1
63,000 (3)	JPMorgan Chase & Co., 6.254%, 10/23/2034	67,685	0.1
122,000 (3)	KeyCorp, 6.401%, 03/06/2035	128,944	0.2
149,000 (3)	KeyCorp, MTN, 4.789%, 06/01/2033	142,942	0.2
200,000 (3)	Lloyds Banking Group PLC, 5.087%, 11/26/2028	202,042	0.2
80,000 (2)	LPL Holdings, Inc., 4.625%, 11/15/2027	79,376	0.1
78,000	LPL Holdings, Inc., 5.650%, 03/15/2035	77,283	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
200,000 (2)	Lseg US Fin Corp., 5.297%, 03/28/2034	$202,014	0.2
688,000	Marsh & McLennan Cos., Inc., 5.000%, 03/15/2035	681,108	0.8
28,000 (3)	Morgan Stanley, 3.591%, 07/22/2028	27,308	0.0
232,000 (3)	Morgan Stanley, 4.654%, 10/18/2030	230,193	0.3
97,000 (3)	Morgan Stanley, 5.516%, 11/19/2055	94,827	0.1
937,000 (3)	Morgan Stanley, 5.587%, 01/18/2036	957,287	1.1
60,000 (3)	Morgan Stanley, 5.831%, 04/19/2035	62,206	0.1
95,000 (3)	Morgan Stanley, 6.296%, 10/18/2028	98,812	0.1
116,000 (3)	Morgan Stanley, 6.627%, 11/01/2034	126,567	0.2
27,000 (3)	Morgan Stanley, MTN, 2.511%, 10/20/2032	23,183	0.0
102,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	103,401	0.1
198,000 (3)	Morgan Stanley, MTN, 5.250%, 04/21/2034	198,180	0.2
35,000 (3)	Morgan Stanley, MTN, 5.424%, 07/21/2034	35,420	0.0
113,000	National Health Investors, Inc., 3.000%, 02/01/2031	97,945	0.1
200,000 (3)	NatWest Group PLC, 5.076%, 01/27/2030	201,331	0.2
99,000	ORIX Corp., 5.400%, 02/25/2035	99,616	0.1
70,000	Phillips Edison Grocery Center Operating Partnership I L.P., 5.750%, 07/15/2034	70,607	0.1
132,000 (3)	PNC Financial Services Group, Inc., 6.037%, 10/28/2033	138,635	0.2
74,000 (2)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	75,537	0.1
50,000	Raymond James Financial, Inc., 3.750%, 04/01/2051	36,323	0.0
138,000	Regency Centers L.P., 5.100%, 01/15/2035	136,559	0.2
407,000 (3)	Regions Financial Corp., 5.502%, 09/06/2035	401,946	0.5
137,000	Rexford Industrial Realty L.P., 2.125%, 12/01/2030	117,781	0.1
191,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	159,784	0.2

See Accompanying Notes to Financial Statements

26

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
168,000 (3)	Royal Bank of Canada, GMTN, 4.650%, 10/18/2030	$166,747	0.2
194,000 (3)	Royal Bank of Canada, GMTN, 4.715%, 03/27/2028	194,580	0.2
88,000 (3)	Royal Bank of Canada, GMTN, 4.969%, 08/02/2030	88,656	0.1
138,000 (3)	Royal Bank of Canada, GMTN, 4.970%, 05/02/2031	138,718	0.2
207,000 (3)	State Street Corp., 3.031%, 11/01/2034	188,509	0.2
240,000 (3)	State Street Corp., 4.675%, 10/22/2032	237,425	0.3
230,000	Sumitomo Mitsui Financial Group, Inc., 5.632%, 01/15/2035	236,289	0.3
200,000 (3)	Sumitomo Mitsui Financial Group, Inc., 6.450%, 12/31/2199	196,465	0.2
200,000 (2)(3)	Swiss RE Subordinated Finance PLC, 6.191%, 04/01/2046	200,310	0.2
80,000	Toronto-Dominion Bank, MTN, 5.523%, 07/17/2028	82,272	0.1
99,000	TPG Operating Group II L.P., 5.875%, 03/05/2034	101,406	0.1
152,000 (3)	Truist Financial Corp., MTN, 5.867%, 06/08/2034	156,428	0.2
60,000 (3)	Truist Financial Corp., MTN, 6.123%, 10/28/2033	63,130	0.1
200,000 (2)(3)	UBS Group AG, 9.250%, 12/31/2199	228,740	0.3
29,000 (3)	Wells Fargo & Co., 3.068%, 04/30/2041	21,629	0.0
65,000 (3)	Wells Fargo & Co., 5.389%, 04/24/2034	65,470	0.1
182,000 (3)	Wells Fargo & Co., 5.499%, 01/23/2035	184,539	0.2
38,000 (3)	Wells Fargo & Co., 6.491%, 10/23/2034	41,007	0.1
81,000 (3)	Wells Fargo & Co., MTN, 4.611%, 04/25/2053	68,785	0.1
59,000 (3)	Wells Fargo & Co., MTN, 5.013%, 04/04/2051	53,148	0.1
263,000 (3)	Zions Bancorp NA, 6.816%, 11/19/2035	268,491	0.3
		22,780,488	27.1

	Industrial: 7.3%
86,000	3M Co., 5.150%, 03/15/2035	86,007	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
102,000	Amphenol Corp., 5.375%, 11/15/2054	$100,587	0.1
166,000	Avnet, Inc., 6.250%, 03/15/2028	171,789	0.2
78,000	Boeing Co., 5.705%, 05/01/2040	75,870	0.1
37,000	Boeing Co., 5.930%, 05/01/2060	34,843	0.0
164,000	Boeing Co., 7.008%, 05/01/2064	177,869	0.2
91,000	Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	72,633	0.1
14,000	Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	12,239	0.0
80,000	Burlington Northern Santa Fe LLC, 4.400%, 03/15/2042	70,514	0.1
48,000	Burlington Northern Santa Fe LLC, 4.550%, 09/01/2044	42,574	0.1
81,000	Burlington Northern Santa Fe LLC, 5.200%, 04/15/2054	77,178	0.1
40,000	Burlington Northern Santa Fe LLC, 5.500%, 03/15/2055	39,892	0.1
118,000	Canadian Pacific Railway Co., 2.875%, 11/15/2029	109,436	0.1
20,000	Carrier Global Corp., 2.722%, 02/15/2030	18,299	0.0
79,000	CNH Industrial Capital LLC, 4.550%, 04/10/2028	78,818	0.1
30,000	CSX Corp., 4.250%, 11/01/2066	23,269	0.0
119,000	CSX Corp., 4.650%, 03/01/2068	99,048	0.1
451,000 (2)	FedEx Corp., 4.550%, 04/01/2046	366,469	0.4
59,000	FedEx Corp., 4.750%, 11/15/2045	49,325	0.1
25,000 (2)	FedEx Corp., 4.750%, 11/15/2045	20,900	0.0
83,000 (2)	FedEx Corp., 5.250%, 05/15/2050	74,228	0.1
40,247	FedEx Corp. Class AA Pass Through Trust 20-1, AA, 1.875%, 08/20/2035	34,139	0.0
104,000	Flex Ltd., 4.875%, 05/12/2030	103,049	0.1
116,000	GATX Corp., 5.500%, 06/15/2035	116,064	0.1
112,000	GATX Corp., 6.050%, 06/05/2054	112,835	0.1
46,000	GATX Corp., 6.900%, 05/01/2034	51,007	0.1

See Accompanying Notes to Financial Statements

27

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
92,000	HEICO Corp., 5.250%, 08/01/2028	$93,650	0.1
377,000	Hexcel Corp., 5.875%, 02/26/2035	384,316	0.5
161,000	Honeywell International, Inc., 4.750%, 02/01/2032	160,844	0.2
60,000	Honeywell International, Inc., 5.000%, 03/01/2035	59,798	0.1
91,000	Honeywell International, Inc., 5.250%, 03/01/2054	86,677	0.1
46,000	Ingersoll Rand, Inc., 5.176%, 06/15/2029	46,799	0.1
145,000	John Deere Capital Corp., 4.400%, 09/08/2031	143,617	0.2
133,000	John Deere Capital Corp., MTN, 4.900%, 03/07/2031	135,261	0.2
102,000	John Deere Capital Corp., MTN, 5.100%, 04/11/2034	103,268	0.1
134,000	L3Harris Technologies, Inc., 5.350%, 06/01/2034	135,312	0.2
143,000	L3Harris Technologies, Inc., 5.400%, 07/31/2033	144,871	0.2
86,000	Lockheed Martin Corp., 5.200%, 02/15/2064	79,830	0.1
50,000	Norfolk Southern Corp., 3.950%, 10/01/2042	40,908	0.1
14,000	Norfolk Southern Corp., 5.050%, 08/01/2030	14,299	0.0
34,000	Norfolk Southern Corp., 5.950%, 03/15/2064	35,075	0.1
65,000	Northrop Grumman Corp., 5.150%, 05/01/2040	63,141	0.1
101,000	Packaging Corp. of America, 5.700%, 12/01/2033	104,338	0.1
191,000 (2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 4.200%, 04/01/2027	189,287	0.2
151,000 (2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 02/01/2030	152,880	0.2
87,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	79,431	0.1
7,000	Raytheon Technologies Corp., 4.800%, 12/15/2043	6,337	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
58,000	Raytheon Technologies Corp., 5.375%, 02/27/2053	$55,405	0.1
95,000 (1)	Ryder System, Inc., 6.600%, 12/01/2033	103,504	0.1
58,000	Ryder System, Inc., GMTN, 4.950%, 09/01/2029	58,390	0.1
12,000	Ryder System, Inc., MTN, 5.375%, 03/15/2029	12,280	0.0
93,000	Ryder System, Inc., MTN, 5.500%, 06/01/2029	95,547	0.1
200,000 (2)	SMBC Aviation Capital Finance DAC, 5.700%, 07/25/2033	203,900	0.3
95,000 (1)	Sonoco Products Co., 5.000%, 09/01/2034	90,918	0.1
250,000 (2)	TTX Co., 5.050%, 11/15/2034	251,960	0.3
105,000	Tyco Electronics Group SA, 4.625%, 02/01/2030	104,882	0.1
7,000	Union Pacific Corp., 3.350%, 08/15/2046	5,100	0.0
12,000 (1)	Union Pacific Corp., 3.375%, 02/01/2035	10,590	0.0
27,000	Union Pacific Corp., 3.550%, 05/20/2061	18,389	0.0
28,000	Union Pacific Corp., 3.600%, 09/15/2037	24,073	0.0
50,000	Union Pacific Corp., 3.750%, 02/05/2070	34,204	0.0
11,000	Union Pacific Corp., 3.799%, 04/06/2071	7,607	0.0
10,000	Union Pacific Corp., 3.839%, 03/20/2060	7,269	0.0
42,000	Union Pacific Corp., 3.950%, 08/15/2059	31,311	0.0
18,000	Union Pacific Corp., 4.050%, 11/15/2045	14,771	0.0
11,000	Union Pacific Corp., 4.100%, 09/15/2067	8,200	0.0
111,000	Union Pacific Corp., 5.100%, 02/20/2035	112,000	0.1
80,000	Union Pacific Corp., MTN, 3.550%, 08/15/2039	66,654	0.1
158,000	Vulcan Materials Co., 4.950%, 12/01/2029	159,458	0.2
92,000	Waste Management, Inc., 4.950%, 03/15/2035	91,590	0.1
70,000	Waste Management, Inc., 5.350%, 10/15/2054	68,372	0.1
		6,115,194	7.3

See Accompanying Notes to Financial Statements

28

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: 6.7%
85,000	Accenture Capital, Inc., 4.050%, 10/04/2029	$83,823	0.1
147,000	Accenture Capital, Inc., 4.250%, 10/04/2031	144,372	0.2
129,000	Accenture Capital, Inc., 4.500%, 10/04/2034	124,697	0.1
79,000	Analog Devices, Inc., 5.300%, 04/01/2054	76,320	0.1
169,000	AppLovin Corp., 5.125%, 12/01/2029	169,711	0.2
312,000	AppLovin Corp., 5.375%, 12/01/2031	313,709	0.4
80,000	AppLovin Corp., 5.950%, 12/01/2054	78,634	0.1
98,000 (2)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	92,249	0.1
239,000 (2)	Broadcom, Inc., 3.187%, 11/15/2036	196,274	0.2
111,000 (2)	Broadcom, Inc., 4.926%, 05/15/2037	106,772	0.1
137,000	Broadcom, Inc., 5.150%, 11/15/2031	138,993	0.2
34,000	Broadcom, Inc., 5.200%, 04/15/2032	34,510	0.0
12,000 (1)	Concentrix Corp., 6.600%, 08/02/2028	12,528	0.0
43,000	Dell International LLC / EMC Corp., 5.300%, 04/01/2032	43,292	0.1
45,000	Dell International LLC / EMC Corp., 5.500%, 04/01/2035	44,932	0.1
83,000	Fidelity National Information Services, Inc., 1.650%, 03/01/2028	76,457	0.1
27,000	Fiserv, Inc., 2.650%, 06/01/2030	24,317	0.0
91,000	Fiserv, Inc., 3.500%, 07/01/2029	86,564	0.1
46,000	Fiserv, Inc., 5.450%, 03/02/2028	47,057	0.1
200,000 (2)	Foundry JV Holdco LLC, 6.100%, 01/25/2036	204,997	0.2
227,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	216,125	0.3
101,000	IBM International Capital Pte Ltd., 5.250%, 02/05/2044	96,350	0.1
106,000 (1)	Intel Corp., 2.000%, 08/12/2031	88,599	0.1
80,000	Intel Corp., 2.450%, 11/15/2029	71,760	0.1
184,000	Intel Corp., 2.800%, 08/12/2041	122,156	0.1
73,000	Intel Corp., 4.900%, 07/29/2045	61,500	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
126,000 (1)	International Business Machines Corp., 5.000%, 02/10/2032	$127,010	0.2
270,000	International Business Machines Corp., 5.700%, 02/10/2055	268,002	0.3
70,000	Intuit, Inc., 5.200%, 09/15/2033	71,504	0.1
159,000	Intuit, Inc., 5.500%, 09/15/2053	158,245	0.2
90,000	Marvell Technology, Inc., 2.950%, 04/15/2031	80,357	0.1
151,000	Marvell Technology, Inc., 4.875%, 06/22/2028	151,710	0.2
465,000	Micron Technology, Inc., 5.800%, 01/15/2035	476,373	0.6
197,000 (2)	MSCI, Inc., 3.625%, 09/01/2030	182,404	0.2
101,000	NetApp, Inc., 5.700%, 03/17/2035	100,889	0.1
77,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 4.300%, 06/18/2029	75,554	0.1
80,000	Oracle Corp., 2.300%, 03/25/2028	75,158	0.1
134,000	Oracle Corp., 2.950%, 04/01/2030	123,133	0.1
12,000	Oracle Corp., 3.800%, 11/15/2037	10,117	0.0
24,000	Oracle Corp., 3.950%, 03/25/2051	17,641	0.0
45,000	Oracle Corp., 4.000%, 11/15/2047	34,146	0.0
31,000 (1)	Oracle Corp., 4.375%, 05/15/2055	24,181	0.0
119,000	Oracle Corp., 5.375%, 09/27/2054	108,597	0.1
44,000	Oracle Corp., 5.500%, 08/03/2035	44,369	0.1
306,000	Oracle Corp., 5.500%, 09/27/2064	277,634	0.3
150,000	Oracle Corp., 6.000%, 08/03/2055	149,913	0.2
55,000	Oracle Corp., 6.125%, 08/03/2065	54,965	0.1
58,000	Oracle Corp., 6.150%, 11/09/2029	61,418	0.1
113,000	QUALCOMM, Inc., 6.000%, 05/20/2053	119,057	0.1
107,000	Texas Instruments, Inc., 3.875%, 03/15/2039	94,530	0.1
		5,643,605	6.7

	Utilities: 10.8%
77,000	AES Corp., 5.450%, 06/01/2028	78,360	0.1
145,000	AES Corp., 5.800%, 03/15/2032	146,583	0.2

See Accompanying Notes to Financial Statements

29

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
30,000	Alabama Power Co., 3.450%, 10/01/2049	$21,274	0.0
45,000	Alabama Power Co., 3.750%, 03/01/2045	34,935	0.0
164,000	Alabama Power Co., 5.100%, 04/02/2035	164,075	0.2
46,000	Alabama Power Co., 5.850%, 11/15/2033	48,569	0.1
48,000	Alabama Power Co. A, 4.300%, 07/15/2048	39,751	0.0
97,000	Ameren Corp., 5.000%, 01/15/2029	97,941	0.1
27,000 (1)	American Electric Power Co., Inc., 5.625%, 03/01/2033	27,703	0.0
70,000	American Water Capital Corp., 5.250%, 03/01/2035	70,411	0.1
188,000	American Water Capital Corp., 5.450%, 03/01/2054	181,342	0.2
65,000	Arizona Public Service Co., 5.700%, 08/15/2034	66,307	0.1
53,000	CenterPoint Energy Houston Electric LLC, 5.050%, 03/01/2035	52,643	0.1
55,000	CenterPoint Energy, Inc., 5.400%, 06/01/2029	56,223	0.1
97,000 (3)	CMS Energy Corp., 4.750%, 06/01/2050	91,366	0.1
72,000	Commonwealth Edison Co., 5.900%, 03/15/2036	75,757	0.1
84,000	Connecticut Light and Power Co., 4.950%, 08/15/2034	83,310	0.1
63,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	53,288	0.1
55,000	Consolidated Edison Co. of New York, Inc., 5.700%, 05/15/2054	54,873	0.1
145,000	Consolidated Edison Co. of New York, Inc. 12-A, 4.200%, 03/15/2042	122,971	0.1
107,000	Consumers Energy Co., 4.900%, 02/15/2029	108,400	0.1
30,000 (3)	Dominion Energy, Inc., 6.625%, 05/15/2055	29,864	0.0
40,000	DTE Energy Co., 4.950%, 07/01/2027	40,311	0.1
70,000	DTE Energy Co., 5.850%, 06/01/2034	72,408	0.1
7,000	Duke Energy Carolinas LLC, 3.750%, 06/01/2045	5,423	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
39,000	Duke Energy Carolinas LLC, 4.000%, 09/30/2042	$32,037	0.0
22,000	Duke Energy Carolinas LLC, 4.250%, 12/15/2041	18,820	0.0
45,000	Duke Energy Corp., 3.150%, 08/15/2027	43,658	0.1
43,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	37,277	0.0
37,000	Duke Energy Florida LLC, 5.875%, 11/15/2033	39,077	0.0
37,000	Duke Energy Florida LLC, 5.950%, 11/15/2052	37,805	0.0
52,000	Duke Energy Florida LLC, 6.200%, 11/15/2053	55,068	0.1
62,000	Duke Energy Ohio, Inc., 3.700%, 06/15/2046	46,660	0.1
40,000	Duke Energy Ohio, Inc., 4.300%, 02/01/2049	31,934	0.0
25,000	Duke Energy Ohio, Inc., 5.250%, 04/01/2033	25,373	0.0
21,000	Duke Energy Ohio, Inc., 5.650%, 04/01/2053	20,656	0.0
67,000	Duke Energy Progress LLC, 4.100%, 05/15/2042	55,732	0.1
49,000	Duke Energy Progress LLC, 4.100%, 03/15/2043	40,374	0.1
106,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	87,306	0.1
90,000	Entergy Arkansas LLC, 5.750%, 06/01/2054	89,725	0.1
23,000	Entergy Texas, Inc., 5.800%, 09/01/2053	23,065	0.0
53,000	Essential Utilities, Inc., 5.375%, 01/15/2034	53,298	0.1
117,000	Evergy Kansas Central, Inc., 5.250%, 03/15/2035	117,520	0.1
44,000	Evergy Kansas Central, Inc., 5.700%, 03/15/2053	43,824	0.1
42,000	Eversource Energy, 5.125%, 05/15/2033	41,548	0.1
63,000	Eversource Energy, 5.450%, 03/01/2028	64,391	0.1
54,000	Eversource Energy, 5.500%, 01/01/2034	54,280	0.1
76,000	Eversource Energy, 5.950%, 02/01/2029	78,965	0.1
106,000 (1)	Eversource Energy, 5.950%, 07/15/2034	110,186	0.1

See Accompanying Notes to Financial Statements

30

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
124,000 (1)	Eversource Energy R, 1.650%, 08/15/2030	$105,260	0.1
48,000	Exelon Corp., 5.150%, 03/15/2028	48,787	0.1
103,000 (3)	Exelon Corp., 6.500%, 03/15/2055	102,608	0.1
40,000	Florida Power & Light Co., 5.400%, 09/01/2035	40,641	0.1
23,000	Florida Power & Light Co., 5.650%, 02/01/2037	23,891	0.0
161,000	Florida Power & Light Co., 5.800%, 03/15/2065	164,912	0.2
26,000	Indiana Michigan Power Co., 3.850%, 05/15/2028	25,448	0.0
31,000	Indiana Michigan Power Co., 6.050%, 03/15/2037	32,753	0.0
108,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	102,864	0.1
170,000 (2)	Jersey Central Power & Light Co., 5.100%, 01/15/2035	168,138	0.2
148,000 (2)	Liberty Utilities Co., 5.869%, 01/31/2034	150,890	0.2
51,000 (2)	Metropolitan Edison Co., 5.200%, 04/01/2028	51,782	0.1
113,000	MidAmerican Energy Co., 4.400%, 10/15/2044	97,618	0.1
23,000	MidAmerican Energy Co., 4.800%, 09/15/2043	21,046	0.0
18,000	Mississippi Power Co., 4.750%, 10/15/2041	15,846	0.0
81,000 (2)	Monongahela Power Co., 5.850%, 02/15/2034	83,642	0.1
141,000	National Fuel Gas Co., 5.500%, 03/15/2030	143,609	0.2
42,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	36,569	0.0
37,000	National Rural Utilities Cooperative Finance Corp., 3.400%, 02/07/2028	36,065	0.0
68,000	National Rural Utilities Cooperative Finance Corp., 4.023%, 11/01/2032	64,166	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
41,000	National Rural Utilities Cooperative Finance Corp., 4.120%, 09/16/2027	$40,772	0.1
59,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	55,803	0.1
48,000	National Rural Utilities Cooperative Finance Corp., 4.950%, 02/07/2030	48,642	0.1
120,000	National Rural Utilities Cooperative Finance Corp., 5.000%, 08/15/2034	119,223	0.1
8,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	8,382	0.0
60,000	National Rural Utilities Cooperative Finance Corp., GMTN, 5.000%, 02/07/2031	61,150	0.1
76,000 (2)	New York State Electric & Gas Corp., 2.150%, 10/01/2031	64,437	0.1
79,000 (2)	New York State Electric & Gas Corp., 5.300%, 08/15/2034	78,882	0.1
99,000	NextEra Energy Capital Holdings, Inc., 5.300%, 03/15/2032	100,639	0.1
74,000	NextEra Energy Capital Holdings, Inc., 5.450%, 03/15/2035	74,692	0.1
97,000 (3)	NextEra Energy Capital Holdings, Inc., 6.375%, 08/15/2055	97,347	0.1
73,000 (2)	Niagara Mohawk Power Corp., 1.960%, 06/27/2030	63,142	0.1
123,000 (2)	Niagara Mohawk Power Corp., 5.664%, 01/17/2054	119,514	0.1
81,000	NiSource, Inc., 5.850%, 04/01/2055	80,590	0.1
40,000	Northern States Power Co., 5.650%, 06/15/2054	40,370	0.1
43,000 (3)	Northwest Natural Holding Co., 7.000%, 09/15/2055	42,030	0.1
40,000	NSTAR Electric Co., 5.400%, 06/01/2034	40,702	0.1
101,000	NSTAR Electric Co., 5.500%, 03/15/2040	101,738	0.1
101,000	Oklahoma Gas and Electric Co., 5.800%, 04/01/2055	100,775	0.1

See Accompanying Notes to Financial Statements

31

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
262,000 (2)	Oncor Electric Delivery Co. LLC, 4.500%, 03/20/2027	$263,074	0.3
71,000 (2)	Oncor Electric Delivery Co. LLC, 5.350%, 04/01/2035	71,821	0.1
115,000	Oncor Electric Delivery Co. LLC, 5.550%, 06/15/2054	112,431	0.1
143,000 (2)	Oncor Electric Delivery Co. LLC, 5.800%, 04/01/2055	143,663	0.2
295,000	ONE Gas, Inc., 5.100%, 04/01/2029	301,293	0.4
56,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	43,866	0.1
100,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	81,883	0.1
32,000	PECO Energy Co., 4.900%, 06/15/2033	31,886	0.0
75,000	PECO Energy Co., 5.250%, 09/15/2054	71,117	0.1
101,000	PPL Capital Funding, Inc., 5.250%, 09/01/2034	100,552	0.1
105,000	PPL Electric Utilities Corp., 4.850%, 02/15/2034	103,797	0.1
120,000 (1)	Public Service Co. of Oklahoma, 5.200%, 01/15/2035	118,585	0.1
28,000	Public Service Electric and Gas Co., 4.850%, 08/01/2034	27,766	0.0
103,000	Public Service Electric and Gas Co., 5.200%, 08/01/2033	104,722	0.1
12,000	Public Service Electric and Gas Co., MTN, 3.800%, 03/01/2046	9,365	0.0
94,000	Public Service Electric and Gas Co., MTN, 5.200%, 03/01/2034	95,677	0.1
55,000	Public Service Electric and Gas Co., MTN, 5.500%, 03/01/2040	56,201	0.1
112,000	Public Service Electric and Gas Co. Q, 5.050%, 03/01/2035	112,748	0.1
57,000	Public Service Electric and Gas Co. Q, 5.500%, 03/01/2055	56,231	0.1
62,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	53,386	0.1
21,000	Public Service Enterprise Group, Inc., 5.400%, 03/15/2035	21,131	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
123,000	San Diego Gas & Electric Co., 5.400%, 04/15/2035	$123,958	0.2
282,000 (3)	Sempra, 4.875%, 12/31/2199	280,007	0.3
44,000	Southern California Edison Co., 4.000%, 04/01/2047	32,895	0.0
110,000	Southern California Edison Co., 4.050%, 03/15/2042	86,618	0.1
40,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	40,118	0.1
40,000	Southwestern Public Service Co., 6.000%, 06/01/2054	40,516	0.1
99,000	Tennessee Valley Authority, 5.250%, 02/01/2055	98,453	0.1
90,000	Tucson Electric Power Co., 5.200%, 09/15/2034	89,472	0.1
22,000	Virginia Electric and Power Co., 5.700%, 08/15/2053	21,694	0.0
207,000 (2)	Vistra Operations Co. LLC, 5.700%, 12/30/2034	206,124	0.2
100,000	Xcel Energy, Inc., 5.600%, 04/15/2035	100,469	0.1
		9,029,551	10.8
	Total Corporate Bonds/ Notes
	(Cost $73,444,651)	73,690,695	87.8

U.S. TREASURY OBLIGATIONS: 9.3%
	United States Treasury Bonds: 2.1%
1,665,700	4.500%, 11/15/2054	1,641,755	1.9
159,000	4.750%, 02/15/2045	161,932	0.2
		1,803,687	2.1
	United States Treasury Notes: 7.2%
1,113,000	3.875%, 03/31/2027	1,112,652	1.3
841,000	3.875%, 03/15/2028	840,902	1.0
1,275,700	4.000%, 03/31/2030	1,278,341	1.5
448,000	4.125%, 03/31/2032	449,295	0.6
2,271,500	4.625%, 02/15/2035	2,346,921	2.8
		6,028,111	7.2
	Total U.S. Treasury Obligations
	(Cost $7,773,556)	7,831,798	9.3
	Total Long-Term Investments
	(Cost $81,218,207)	81,522,493	97.1

See Accompanying Notes to Financial Statements

32

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 2.8%
	Repurchase Agreements: 2.8%
1,000,000 (4)	Citadel Securities LLC, Repurchase Agreement dated 03/31/2025, 4.440%, due 04/01/2025 (Repurchase Amount $1,000,122, collateralized by various U.S. Government Securities, 0.000%-4.625%, Market Value plus accrued interest $1,020,126, due 04/15/25-02/15/55)	$1,000,000	1.2
331,490 (4)	Citigroup Global Markets Inc., Repurchase Agreement dated 03/31/2025, 4.350%, due 04/01/2025 (Repurchase Amount $331,530, collateralized by various U.S. Government Securities, 1.500%-3.500%, Market Value plus accrued interest $338,120, due 08/15/26-09/30/26)	331,490	0.4
1,000,000 (4)	RBC Dominion Securities, Inc., Repurchase Agreement dated 03/31/2025, 4.360%, due 04/01/2025 (Repurchase Amount $1,000,119, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 04/10/25-12/15/66)	1,000,000	1.2
	Total Repurchase Agreements
	(Cost $2,331,490)	2,331,490	2.8
	Total Short-Term Investments
	(Cost $2,331,490)	2,331,490	2.8
	Total Investments in Securities
	(Cost $83,549,697)	$83,853,983	99.9
	Assets in Excess of Other Liabilities	98,617	0.1
	Net Assets	$83,952,600	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2025.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:

TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

33

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	March 31, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$73,690,695	$—	$73,690,695
U.S. Treasury Obligations	—	7,831,798	—	7,831,798
Short-Term Investments	—	2,331,490	—	2,331,490
Total Investments, at fair value	$—	$83,853,983	$—	$83,853,983
Other Financial Instruments+
Futures	64,117	—	—	64,117
Total Assets	$64,117	$83,853,983	$—	$83,918,100
Liabilities Table
Other Financial Instruments+
Futures	$(153,181)	$—	$—	$(153,181)
Total Liabilities	$(153,181)	$—	$—	$(153,181)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2025, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	54	06/30/25	$11,187,281	$44,036
U.S. Treasury 10-Year Note	15	06/18/25	1,668,281	7,617
U.S. Treasury Long Bond	19	06/18/25	2,228,344	11,281
			$15,083,906	$62,934
Short Contracts:
U.S. Treasury 5-Year Note	(6)	06/30/25	(648,937)	(2,824)
U.S. Treasury Ultra 10-Year Note	(105)	06/18/25	(11,983,125)	(150,357)
U.S. Treasury Ultra Long Bond	(2)	06/18/25	(244,500)	1,183
			$(12,876,562)	$(151,998)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$64,117
Total Asset Derivatives		$64,117

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$153,181
Total Liability Derivatives		$153,181

See Accompanying Notes to Financial Statements

34

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2025 (continued)

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended March 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$3,672	$3,672
Interest rate contracts	110,337	—	110,337
Total	$110,337	$3,672	$114,009

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(74,515)
Total	$(74,515)

At March 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $84,628,195.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$914,775
Gross Unrealized Depreciation	(1,778,051)
Net Unrealized Depreciation	$(863,276)

See Accompanying Notes to Financial Statements

35

TAX INFORMATION (UNAUDITED)

Dividends and distributions paid during the year ended March 31, 2025, were as follows:

Fund Name	Type	Per Share Amount
Voya Investment Grade Credit Fund
Class A	NII	$0.4278
Class I	NII	$0.4515
Class R6	NII	$0.4528
Class W	NII	$0.4491

NII — Net investment income

Pursuant to Internal Revenue Code Section 871(k)(1), Voya Investment Grade Credit Fund designates 87.75% of net investment income distributions as interest-related dividends.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

36

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT

At a meeting held on November 14, 2024, the Board of Trustees (“Board”) of Voya Separate Portfolios Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Investment Grade Credit Fund, a series of the Trust (the “Fund”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory contract (the “Sub-Advisory Contract,” and together with the Management Contract, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to the Fund (the “Sub-Adviser”), for an additional one-year period ending November 30, 2025.

In addition to the Board meeting on November 14, 2024, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2024 and November 12, 2024. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Fund, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Fund as set forth in the Management Contract, including oversight of the Fund’s operations and risk management and the oversight of its various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Fund under

37

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Fund.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (“Morningstar,” an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management

fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when the Fund grows larger and the extent to which any such economies are shared with the Fund. The Board considered that, while the Fund does not have management fee breakpoints, it has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with the Fund through such fee waivers, expense reimbursements or other expense reductions.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Fund, including whether the Manager proposed any changes thereto. The Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

The Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing the Fund both with and without

38

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Fund. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Fund. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Fund and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings in relation to approving the Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2024. In addition, the Board also considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings certain additional data regarding the Fund’s more recent performance, asset levels and asset flows. The Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted

below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

In considering whether to approve the renewal of the Contracts for the Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the first quintile of its Morningstar category for the ten-year period, the second quintile for the five-year period, the third quintile for the year-to-date period, the fourth quintile for the one-year period and the fifth quintile for the three-year period; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the one-year and three-year periods, during which it underperformed.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Fund’s performance during certain periods.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund's net management fee rate is ranked in the second quintile; (b) the Fund's contractual management fee rate is ranked in the second quintile; and (c) the Fund's net expense ratio is ranked in the third quintile.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to the Fund and that approval of the continuation of the Contracts is in the best interests of the Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2025.

39

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

172492 (0325)

Annual Financial Statements and Other Information

March 31, 2025

Voya Securitized Credit Fund

■	Classes A, I, R6 and W

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT voyainvestments.com

Go Paperless with E-Delivery!

Sign up now for on-line prospectuses, tailored shareholder reports, and proxy statements.

Just go to individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Voya Securitized Credit Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Voya Securitized Credit Fund (the “Fund”) (one of the funds constituting Voya Separate Portfolios Trust (the “Trust”)), including the portfolio of investments, as of March 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Voya Separate Portfolios Trust) at March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

May 29, 2025

STATEMENT OF ASSETS AND LIABILITIES as of March 31, 2025

ASSETS:
Investments in securities at fair value*	$771,834,626
Short-term investments at fair value†	78,885,051
Cash	6,515,165
Cash collateral for futures contracts	2,467,208
Receivables:
Investment securities sold	2,114,953
Fund shares sold	132,609
Dividends	14,629
Interest	3,946,021
Variation margin on futures contracts	19,206
Prepaid expenses	37,502
Reimbursement due from Investment Adviser	64,325
Other assets	20,345
Total assets	866,051,640
LIABILITIES:
Income distribution payable	832,064
Payable for investment securities purchased	12,434,331
Payable for fund shares redeemed	951,020
Payable for investment management fees	433,009
Payable for distribution and shareholder service fees	1,506
Payable to trustees under the deferred compensation plan (Note 6)	20,345
Payable for trustee fees	2,035
Other accrued expenses and liabilities	179,389
Total liabilities	14,853,699
NET ASSETS	$851,197,941
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$921,702,488
Total distributable loss	(70,504,547)
NET ASSETS	$851,197,941
* Cost of investments in securities	$792,772,040
† Cost of short-term investments	$78,894,071

See Accompanying Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES as of March 31, 2025 (continued)

Class A
Net assets	$7,135,980
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	745,685
Net asset value and redemption price per share†	$9.57
Maximum offering price per share (2.50%)(1)	$9.82
Class I
Net assets	$840,622,649
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	87,680,616
Net asset value and redemption price per share	$9.59
Class R6
Net assets	$3,187,407
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	332,288
Net asset value and redemption price per share	$9.59
Class W
Net assets	$251,905
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	26,269
Net asset value and redemption price per share	$9.59

(1)	Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS for the year ended March 31, 2025

INVESTMENT INCOME:
Dividends	$317,479
Interest	45,498,661
Other	4,378
Total investment income	45,820,518
EXPENSES:
Investment management fees	4,882,726
Distribution and shareholder service fees:
Class A	17,969
Transfer agent fees:
Class A	8,625
Class I	418,844
Class R6	30
Class W	353
Shareholder reporting expense	20,585
Registration fees	100,773
Professional fees	65,815
Custody and accounting expense	118,540
Trustee fees	20,346
Miscellaneous expense	50,441
Total expenses	5,705,047
Waived and reimbursed fees	(128,438)
Net expenses	5,576,609
Net investment income	40,243,909
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,774,033)
Futures	3,666,300
Net realized gain	1,892,267
Net change in unrealized appreciation (depreciation) on:
Investments	24,060,062
Futures	923,360
Net change in unrealized appreciation (depreciation)	24,983,422
Net realized and unrealized gain	26,875,689
Increase in net assets resulting from operations	$67,119,598

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2025	March 31, 2024
FROM OPERATIONS:
Net investment income	$40,243,909	$29,490,785
Net realized gain (loss)	1,892,267	(18,580,170)
Net change in unrealized appreciation (depreciation)	24,983,422	46,050,353
Increase in net assets resulting from operations	67,119,598	56,960,968
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(341,949)	(318,508)
Class I	(40,857,461)	(28,865,057)
Class R6	(155,903)	(143,810)
Class W	(14,656)	(14,549)
Total distributions	(41,369,969)	(29,341,924)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	246,819,137	218,696,667
Reinvestment of distributions	28,575,715	21,190,418

	275,394,852	239,887,085
Cost of shares redeemed	(199,521,296)	(179,543,724)
Net increase in net assets resulting from capital share transactions	75,873,556	60,343,361
Net increase in net assets	101,623,185	87,962,405
NET ASSETS:
Beginning of year or period	749,574,756	661,612,351
End of year or period	$851,197,941	$749,574,756

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
03-31-25	9.27	0.44	•	0.31	0.75	0.45	—	—	0.45	—	9.57	8.25	1.02	1.00	1.00	4.63	7,136	34
03-31-24	8.90	0.37	•	0.37	0.74	0.37	—	—	0.37	—	9.27	8.43	1.07	1.00	1.00	4.05	7,381	28
03-31-23	9.51	0.27	•	(0.59)	(0.32)	0.29	—	—	0.29	—	8.90	(3.35)	1.07	1.00	1.00	2.98	8,367	21
03-31-22	9.68	0.23	•	(0.16)	0.07	0.24	—	—	0.24	—	9.51	0.73	1.07	1.00	1.00	2.37	11,621	57
03-31-21	8.79	0.25	•	0.94	1.19	0.26	—	0.04	0.30	—	9.68	13.74	1.02	1.00	1.00	2.69	20,476	38
Class I
03-31-25	9.29	0.47	•	0.31	0.78	0.48	—	—	0.48	—	9.59	8.59	0.70	0.68	0.68	4.95	840,623	34
03-31-24	8.92	0.40	•	0.37	0.77	0.40	—	—	0.40	—	9.29	8.77	0.71	0.68	0.68	4.38	738,913	28
03-31-23	9.53	0.30	•	(0.59)	(0.29)	0.32	—	—	0.32	—	8.92	(3.03)	0.72	0.68	0.68	3.29	647,676	21
03-31-22	9.69	0.26	•	(0.15)	0.11	0.27	—	—	0.27	—	9.53	1.16	0.69	0.68	0.68	2.64	1,075,715	57
03-31-21	8.80	0.27	•	0.95	1.22	0.29	—	0.04	0.33	—	9.69	14.09	0.73	0.68	0.68	2.91	971,282	38
Class R6
03-31-25	9.29	0.47	•	0.31	0.78	0.48	—	—	0.48	—	9.59	8.59	0.65	0.65	0.65	4.98	3,187	34
03-31-24	8.92	0.40	•	0.37	0.77	0.40	—	—	0.40	—	9.29	8.77	0.67	0.67	0.67	4.38	2,961	28
03-31-23	9.53	(0.04	)•	(0.25)	(0.29)	0.32	—	—	0.32	—	8.92	(3.02)	1.15	0.68	0.68	(0.53)	5,192	21
03-31-22	9.71	0.25	•	(0.15)	0.10	0.28	—	—	0.28	—	9.53	0.96	0.64	0.64	0.64	2.56	3	57
07-31-20(4)- 03-31-21	9.36	0.18	•	0.37	0.55	0.16	—	0.04	0.20	—	9.71	5.91	1.90	0.68	0.68	2.84	3	38
Class W
03-31-25	9.29	0.46	•	0.31	0.77	0.47	—	—	0.47	—	9.59	8.51	0.77	0.75	0.75	4.87	252	34
03-31-24	8.92	0.39	•	0.37	0.76	0.39	—	—	0.39	—	9.29	8.69	0.82	0.75	0.75	4.30	320	28
03-31-23	9.54	0.30	•	(0.61	(0.31	0.31	—	—	0.31	—	8.92	(3.20	0.82	0.75	0.75	3.23	378	21
03-31-22	9.70	0.26	•	(0.15	0.11	0.27	—	—	0.27	—	9.54	1.09	0.82	0.75	0.75	2.63	1,043	57
03-31-21	8.81	0.28	•	0.94	1.22	0.29	—	0.04	0.33	—	9.70	14.00	0.77	0.75	0.75	2.98	3,487	38

________

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025

NOTE 1 — ORGANIZATION

Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fourteen separately managed series. This report is for Voya Securitized Credit Fund (“Securitized Credit”) or (the “Fund”), a diversified series of the Trust.

The Fund offers the following classes of shares: Class A, Class I, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method. CLO equity investments and ABS residual equity investments recognize investment income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flow, as required by ASC Topic 325-40, Beneficial Interest in Securitized Financial Assets.

C. Foreign Currency Translation. The books and records of the Fund is maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Fund will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns.

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

The Fund’s Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill their payment obligations to their counterparties. These triggering features include, but are not

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.

E. Forward Foreign Currency Transactions and Futures Contracts. The Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Fund either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

The Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. The Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended March 31, 2025, the Fund had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve while maintaining overall duration. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended March 31, 2025, the Fund had an average notional value of $213,966,022 and $96,488,673 on futures contracts purchased and sold, respectively. Please refer to the tables within the Portfolio of Investment for open futures contracts at March 31, 2025.

F. Distributions to Shareholders. The Fund records distributions to the shareholders on the ex-dividend date. The Fund distributes capital gains, if any, annually. The Fund declares dividends daily and pays dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

G. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended March 31, 2025, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:

Purchases	Sales
$300,946,458	$248,978,645

U.S. government securities not included above were as follows:

Purchases	Sales
$19,101,721	$9,605,392

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of the Fund, at the following annual rates:

Fee
0.60% on the first $1.5 billion,
0.57% on the next $500 million and
0.55% on assets thereafter

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to the Fund. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A shares of the Fund has a plan (a “Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution and/or shareholder servicing of the Fund’s Class A shares (“Distribution and/or Service Fees”). Pursuant to the Plan, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of the Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class A shares of the Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the rate of 0.25%.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund and the contingent deferred sales charge paid by shareholders upon certain redemptions for

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

Class A. For the year ended March 31, 2025, the Distributor retained the following amounts in sales charges:

Class A
Initial Sales Charges:	$150
Contingent Deferred Sales Charges:	$—

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At March 31, 2025, there were no direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies that owned more than 5% of the Fund.

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended March 31, 2025, the Fund did not pay any amounts for affiliated recordkeeping services.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Fund, the Investment Adviser has agreed to limit expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

Class A	Class I	Class R6	Class W
1.00%	0.68%	0.68%	0.75%

The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of March 31, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

March 31,
2026	2027	2028	Total
$97,954	$—	$—	$97,954

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of March 31, 2025 are as follows:

	March 31,
	2026	2027	2028	Total
Class A	$5,935	$5,226	$1,021	$12,182
Class I	256,074	178,422	127,369	561,865
Class R6	1,059	—	—	1,059
Class W	444	225	48	717

The Expense Limitation Agreement is contractual through August 1, 2025 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2024, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 8 — LINE OF CREDIT (continued)

generally must be made within 60 days after the date of a revolving credit advance.

The Fund did not utilize the line of credit during the year ended March 31, 2025.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
3/31/2025	64,494	—	36,165	(151,055)	—	(50,396)	609,483	—	341,461	(1,420,355)	—	(469,411)
3/31/2024	31,135	—	33,156	(208,320)	—	(144,029)	283,065	—	300,710	(1,893,962)	—	(1,310,187)
Class I
3/31/2025	26,129,441	—	2,965,593	(20,960,976)	—	8,134,058	246,050,363	—	28,076,710	(197,833,932)	—	76,293,141
3/31/2024	23,957,015	—	2,282,206	(19,334,031)	—	6,905,190	218,193,748	—	20,744,988	(174,841,921)	—	64,096,815
Class P(1)
3/31/2025	—	—	—	—	—	—	—	—	—	—	—	—
3/31/2024	—	—	—	—	—	—	325	—	—	—	—	325
Class R6
3/31/2025	2,665	—	16,473	(5,560)	—	(13,578)	25,001	—	155,903	(52,704)	—	128,200
3/31/2024	13,518	—	15,837	(292,792)	—	(263,437)	125,000	—	143,810	(2,640,720)	—	(2,371,910)
Class W
3/31/2025	14,437	—	174	(22,795)	—	(8,184)	134,290	—	1,641	(214,305)	—	(78,374)
3/31/2024	10,215	—	99	(18,296)	—	(7,982)	94,529	—	910	(167,121)	—	(71,682)

(1)	Class P was fully redeemed on close of business March 3, 2023.

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Fund at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Fund bears the risk of loss with respect to the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted

Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The Fund did not engage in securities lending during the year ended March 31, 2025.

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/ tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of ABS Residual securities, futures contracts, interest only securities and paydowns.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended March 31, 2025	Year Ended March 31, 2024
Ordinary Income	Ordinary Income
$41,369,969	$29,341,924

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2025, were:

Undistributed	Unrealized				Total
Ordinary	Appreciation/	Capital Loss Carryforwards			Distributable
Income	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
$ 930,324	$(20,927,473)	$(13,665,552)	Short-term	$(832,064)	$(70,504,547)
		(36,009,782)	Long-term
$(49,675,334)

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of March 31, 2025, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions,

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Fund has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Fund holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Fund's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to March 31, 2025, the Fund declared dividends from net investment income of:

	Per Share Amount	Payable Date	Record Date
Class A	$0.0364	May 1, 2025	Daily
Class I	$0.0390	May 1, 2025	Daily
Class R6	$0.0390	May 1, 2025	Daily
Class W	$0.0384	May 1, 2025	Daily

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
As of March 31, 2025

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 34.2%
979,556 (1)(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.628%, 01/25/2045	$784,957	0.1
341,881 (1)(2)	Agate Bay Mortgage Trust 2015-3 B4, 3.463%, 04/25/2045	291,185	0.0
509,569 (1)(2)	Agate Bay Mortgage Trust 2015-4 B3, 3.488%, 06/25/2045	412,929	0.1
414,727 (1)(2)	Agate Bay Mortgage Trust 2016-1 B3, 3.637%, 12/25/2045	356,904	0.1
646,000 (1)(2)	Agate Bay Mortgage Trust 2016-1 B4, 3.637%, 12/25/2045	496,944	0.1
672,922 (1)(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.760%, 03/25/2046	634,924	0.1
998,319 (1)(2)	Agate Bay Mortgage Trust 2016-2 B4, 3.760%, 03/25/2046	771,017	0.1
2,096,556 (1)(2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	1,952,641	0.2
1,048,278 (1)(2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	997,944	0.1
219,198 (1)	Alternative Loan Trust 2004-32CB 2A2, 4.835%, (TSFR1M + 0.514%), 02/25/2035	205,189	0.0
317,539 (1)	Alternative Loan Trust 2004-J7 M1, 5.258%, (TSFR1M + 1.134%), 10/25/2034	315,195	0.0
221,503 (1)	Alternative Loan Trust 2005-31 1A1, 4.995%, (TSFR1M + 0.674%), 08/25/2035	210,363	0.0
182,708	Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/2036	121,011	0.0
324,758 (1)	Alternative Loan Trust 2005-J2 1A12, 4.835%, (TSFR1M + 0.514%), 04/25/2035	249,798	0.0
246,816 (1)	Alternative Loan Trust 2006-19CB A12, 4.835%, (TSFR1M + 0.514%), 08/25/2036	109,066	0.0
571,003	Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/2036	236,597	0.0
360,238 (1)	Alternative Loan Trust 2007-18CB 1A7, 4.905%, (TSFR1M + 0.584%), 08/25/2037	114,398	0.0
751,872 (1)	Alternative Loan Trust 2007-OA4 A1, 4.775%, (TSFR1M + 0.454%), 05/25/2047	672,395	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
492,228 (1)(2)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	$467,797	0.1
1,290,310 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2021-5 B3A, 3.483%, 11/25/2051	1,103,271	0.1
1,355,740 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2022-2 B3A, 3.397%, 12/25/2051	1,131,343	0.1
1,654,340 (1)(2)	Bayview Opportunity Master Fund VI Trust 2021-6 B3A, 3.386%, 10/25/2051	1,389,095	0.2
54,668 (1)	Bear Stearns ALT-A Trust 2005-10 21A1, 4.573%, 01/25/2036	53,018	0.0
73,288 (1)	Bear Stearns ALT-A Trust 2005-4 23A1, 5.564%, 05/25/2035	69,809	0.0
177,138 (1)	Bear Stearns ALT-A Trust 2005-7 21A1, 6.204%, 09/25/2035	141,052	0.0
749,628 (1)	Bear Stearns ALT-A Trust 2005-9 26A1, 4.358%, 11/25/2035	406,689	0.1
996,904 (2)	Brean Asset Backed Securities Trust 2024-RM9 A1, 5.000%, 09/25/2064	977,825	0.1
993,729 (1)(2)	Chase Home Lending Mortgage Trust 2024-8 B3, 7.128%, 08/25/2055	1,041,702	0.1
1,993,494 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-11 B3, 6.613%, 11/25/2055	2,008,443	0.2
1,970,523 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-4 B3, 6.188%, 03/25/2055	1,933,915	0.2
4,469,507 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-6 B3, 7.104%, 05/25/2055	4,659,786	0.6
83,076 (1)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 5.707%, 09/25/2036	72,932	0.0
24,142 (1)	Chase Mortgage Finance Trust Series 2007-A1 1A2, 6.694%, 02/25/2037	23,616	0.0
408,125	CHL Mortgage Pass-Through Trust 2006-1 A2, 6.000%, 03/25/2036	208,730	0.0

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
As of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
336,637	CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	$158,405	0.0
341,369 (1)(2)	CIM Trust 2018-INV1 A10, 4.000%, 08/25/2048	320,373	0.0
31,761 (1)(2)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	30,352	0.0
208,243 (1)(2)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	189,001	0.0
782,703 (1)(2)	CIM Trust 2019-J1 B3, 3.938%, 08/25/2049	720,204	0.1
500,000 (1)(2)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	456,935	0.1
890,159 (1)(2)	CIM Trust 2020-J1 B3, 3.439%, 10/25/2049	773,845	0.1
881,895 (1)(2)	CIM Trust 2020-J2 B2, 2.754%, 01/25/2051	724,218	0.1
1,168,763 (1)(2)	CIM Trust 2020-J2 B3, 2.754%, 01/25/2051	943,587	0.1
190,150 (1)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 5.853%, 03/25/2036	144,805	0.0
166,438 (1)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.821%, 09/25/2037	153,715	0.0
474,970 (1)(2)	Citigroup Mortgage Loan Trust 2013-7 2A2, 5.158%, 08/25/2036	457,697	0.1
976,656 (1)(2)	Citigroup Mortgage Loan Trust 2021-J3 B3W, 2.861%, 09/25/2051	797,757	0.1
1,981,627 (2)	Citigroup Mortgage Loan Trust 2024-1 B3, 6.761%, 07/25/2054	2,019,500	0.2
252,639	Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	256,081	0.0
112,980	CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/2037	98,138	0.0
731,687 (1)(2)	COLT Mortgage Loan Trust 2022-5 A1, 4.550%, 04/25/2067	728,546	0.1
629,571 (1)(2)	Connecticut Avenue Securities Trust 2019-R05 1B1, 8.554%, (SOFR30A + 4.214%), 07/25/2039	649,468	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,026,670 (1)(2)	Connecticut Avenue Securities Trust 2020-SBT1 1M2, 8.104%, (SOFR30A + 3.764%), 02/25/2040	$2,118,898	0.3
2,445,981 (1)(2)	Connecticut Avenue Securities Trust 2022-R01 1B1, 7.490%, (SOFR30A + 3.150%), 12/25/2041	2,504,176	0.3
1,048,278 (1)(2)	Connecticut Avenue Securities Trust 2022-R02 2B1, 8.840%, (SOFR30A + 4.500%), 01/25/2042	1,096,668	0.1
90,837 (1)(2)	CSMC Trust 2013-IVR3 B3, 3.399%, 05/25/2043	88,848	0.0
149,663 (1)(2)	CSMC Trust 2013-IVR5 B3, 3.619%, 10/25/2043	144,885	0.0
201,193 (1)(2)	CSMC Trust 2014-IVR1 B3, 3.605%, 11/25/2043	193,646	0.0
167,812 (1)(2)	CSMC Trust 2014-IVR2 B3, 3.817%, 04/25/2044	163,591	0.0
228,690 (1)(2)	CSMC Trust 2014-IVR3 B3, 3.998%, 07/25/2044	221,217	0.0
418,005 (1)(2)	CSMC Trust 2019-AFC1 A3, 3.877%, 07/25/2049	400,971	0.1
1,000,000 (1)(2)	CSMC Trust 2021-AFC1 M1, 2.193%, 03/25/2056	620,030	0.1
1,397,704 (1)(2)	Deephaven Residential Mortgage Trust 2021-4 M1, 3.257%, 11/25/2066	1,069,214	0.1
270,777 (1)(2)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 4.482%, 06/27/2037	239,930	0.0
2,996,903 (2)	EFMT 2024-RM3 A1A, 5.000%, 12/25/2054	2,860,207	0.3
1,397,704 (1)(2)	Fannie Mae Connecticut Avenue Securities 2020-R02 2B1, 7.454%, (SOFR30A + 3.114%), 01/25/2040	1,431,448	0.2
2,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2021-R01 1B1, 7.440%, (SOFR30A + 3.100%), 10/25/2041	2,035,322	0.2
698,852 (1)(2)	Fannie Mae Connecticut Avenue Securities 2021-R02 2B1, 7.640%, (SOFR30A + 3.300%), 11/25/2041	720,431	0.1

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
As of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,900,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2022-R05 2B2, 11.340%, (SOFR30A + 7.000%), 04/25/2042	$4,217,901	0.5
4,088,283 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R02 1B1, 9.890%, (SOFR30A + 5.550%), 01/25/2043	4,469,642	0.5
1,500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R05 1B1, 9.086%, (SOFR30A + 4.750%), 06/25/2043	1,620,565	0.2
1,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R07 2M2, 7.586%, (SOFR30A + 3.250%), 09/25/2043	1,041,762	0.1
1,600,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R01 1B1, 7.040%, (SOFR30A + 2.700%), 01/25/2044	1,633,136	0.2
500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R01 1B2, 8.340%, (SOFR30A + 4.000%), 01/25/2044	522,015	0.1
1,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R01 1M2, 6.140%, (SOFR30A + 1.800%), 01/25/2044	1,004,144	0.1
850,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R02 1B2, 8.040%, (SOFR30A + 3.700%), 02/25/2044	879,586	0.1
4,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R03 2B1, 7.136%, (SOFR30A + 2.800%), 03/25/2044	4,121,874	0.5
2,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R04 1B1, 6.540%, (SOFR30A + 2.200%), 05/25/2044	2,016,428	0.2
4,550,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R05 2B1, 6.340%, (SOFR30A + 2.000%), 07/25/2044	4,568,159	0.5
2,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2025-R02 1B1, 6.286%, (SOFR30A + 1.950%), 02/25/2045	2,001,502	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
508,771 (1)(2)	Figure Line of Credit Trust 2020-1 A, 4.040%, 09/25/2049	$490,072	0.1
823,106 (1)(2)	Flagstar Mortgage Trust 2018-2 B2, 4.003%, 04/25/2048	758,423	0.1
894,940 (1)(2)	Flagstar Mortgage Trust 2018-4 B3, 4.141%, 07/25/2048	819,428	0.1
825,414 (1)(2)	Flagstar Mortgage Trust 2018-6RR B1, 4.906%, 10/25/2048	807,719	0.1
236,539 (1)(2)	Flagstar Mortgage Trust 2019-1INV A15, 3.500%, 10/25/2049	213,471	0.0
881,522 (1)(2)	Flagstar Mortgage Trust 2019-2 B2, 4.000%, 12/25/2049	806,764	0.1
3,143,029 (1)(2)	Flagstar Mortgage Trust 2020-1INV B2A, 4.190%, 03/25/2050	2,923,522	0.4
1,566,502 (1)(2)	Flagstar Mortgage Trust 2020-1INV B3, 4.190%, 03/25/2050	1,428,942	0.2
387,531 (1)(2)	Freddie Mac STACR REMIC Trust 2021-DNA5 M2, 5.990%, (SOFR30A + 1.650%), 01/25/2034	388,368	0.1
1,825,522 (1)(2)	Freddie Mac STACR REMIC Trust 2021-DNA6 B1, 7.740%, (SOFR30A + 3.400%), 10/25/2041	1,871,496	0.2
2,096,556 (1)(2)	Freddie Mac STACR REMIC Trust 2021-DNA7 B1, 7.990%, (SOFR30A + 3.650%), 11/25/2041	2,161,835	0.3
3,494,259 (1)(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 8.090%, (SOFR30A + 3.750%), 12/25/2041	3,589,444	0.4
6,988,518 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 7.740%, (SOFR30A + 3.400%), 01/25/2042	7,169,354	0.9
6,604,150 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 B1, 9.090%, (SOFR30A + 4.750%), 02/25/2042	6,906,221	0.8
3,494,259 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 M1B, 6.740%, (SOFR30A + 2.400%), 02/25/2042	3,557,441	0.4

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
As of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,096,556 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA4 M2, 9.590%, (SOFR30A + 5.250%), 05/25/2042	$2,239,287	0.3
2,500,000 (1)(2)	Freddie Mac STACR REMIC Trust 2023-HQA3 M2, 7.690%, (SOFR30A + 3.350%), 11/25/2043	2,626,963	0.3
1,000,000 (1)(2)	Freddie Mac STACR REMIC Trust 2024-HQA2 M2, 6.140%, (SOFR30A + 1.800%), 08/25/2044	1,001,545	0.1
2,000,000 (1)(2)	Freddie Mac STACR REMIC Trust 2025-HQA1 M2, 5.990%, (SOFR30A + 1.650%), 02/25/2045	1,991,258	0.2
349,128 (1)(2)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	336,876	0.1
29,451 (1)(2)	Galton Funding Mortgage Trust 2019-1 A21, 4.500%, 02/25/2059	28,662	0.0
902,790 (1)(2)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	869,478	0.1
1,116,311 (1)(2)	GCAT Trust 2022-INV3 B1, 4.611%, 08/25/2052	1,037,784	0.1
2,385,901 (1)(2)	GCAT Trust 2024-INV2 B3, 7.344%, 06/25/2054	2,525,178	0.3
1,751,934 (1)(2)	GCAT Trust 2024-INV4 B4, 7.082%, 12/25/2054	1,730,648	0.2
127,192 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/25/2050	114,479	0.0
216,226 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/25/2050	194,615	0.0
508,792 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/25/2050	457,939	0.1
1,388,624 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.611%, 05/25/2050	1,221,767	0.2
802,846 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.022%, 08/25/2049	719,046	0.1
56,546 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	53,363	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
862,215 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.373%, 11/25/2049	$800,507	0.1
48,447 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	45,386	0.0
838,833 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 3.983%, 03/25/2050	767,961	0.1
2,221,265 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 3.983%, 03/25/2050	2,033,592	0.2
1,903,124 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B3, 3.983%, 03/25/2050	1,737,705	0.2
1,166,206 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 B3, 2.651%, 08/25/2051	930,621	0.1
921,319 (1)(2)	GS Mortgage-Backed Securities Trust 2021-GR3 B3, 3.378%, 04/25/2052	770,448	0.1
923,671 (1)(2)	GS Mortgage-Backed Securities Trust 2021-GR3 B4, 3.378%, 04/25/2052	748,909	0.1
2,820,913 (1)(2)	GS Mortgage-Backed Securities Trust 2022-PJ5 B3, 2.985%, 10/25/2052	2,337,280	0.3
3,538,919 (1)(2)	GS Mortgage-Backed Securities Trust 2023-PJ5 B2, 6.760%, 02/25/2054	3,646,401	0.4
1,573,181 (1)(2)	GS Mortgage-Backed Securities Trust 2024-PJ1 B2, 7.134%, 06/25/2054	1,667,507	0.2
1,963,445 (1)(2)	GS Mortgage-Backed Securities Trust 2024-PJ2 B3, 6.283%, 07/25/2054	1,951,735	0.2
1,496,427 (1)(2)	GS Mortgage-Backed Securities Trust 2024-PJ4 B2, 6.197%, 08/25/2054	1,499,512	0.2
1,965,104 (1)(2)	GS Mortgage-Backed Securities Trust 2024-PJ4 B3, 6.197%, 08/25/2054	1,932,998	0.2
2,292,000 (1)(2)	GS Mortgage-Backed Securities Trust 2025-PJ1 B3, 6.201%, 06/25/2055	2,077,219	0.3

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
As of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
89,912 (1)	GSR Mortgage Loan Trust 2005-AR5 2A3, 5.280%, 10/25/2035	$47,535	0.0
138,333 (1)	GSR Mortgage Loan Trust 2006-AR1 2A1, 4.739%, 01/25/2036	128,773	0.0
537,894 (1)	HarborView Mortgage Loan Trust 2007-5 A1A, 4.811%, (TSFR1M + 0.494%), 09/19/2037	464,423	0.1
2,000,000 (2)	HTAP Issuer Trust 2025-1 A, 6.500%, 11/25/2042	1,972,418	0.2
1,617,117 (1)(2)	Hundred Acre Wood Trust 2021-INV3 B3, 3.319%, 12/25/2051	1,368,373	0.2
1,048,278 (1)(2)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	787,115	0.1
1,432,068 (1)	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 4.855%, (TSFR1M + 0.534%), 02/25/2046	1,085,384	0.1
26,539 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 A15, 3.984%, 08/25/2049	25,151	0.0
18,246 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 A3, 3.984%, 08/25/2049	17,291	0.0
855,357 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.432%, 08/25/2049	810,167	0.1
855,357 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.432%, 08/25/2049	807,887	0.1
483,974 (1)(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.615%, 06/25/2049	462,687	0.1
967,736 (1)(2)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.148%, 05/25/2052	779,848	0.1
1,104,676 (1)(2)	J.P. Morgan Mortgage Trust 2022-1 B3, 3.087%, 07/25/2052	893,519	0.1
2,628,316 (1)(2)	J.P. Morgan Mortgage Trust 2022-6 B3, 3.290%, 11/25/2052	2,191,746	0.3
1,776,856 (1)(2)	J.P. Morgan Mortgage Trust 2023-2 B3, 5.639%, 07/25/2053	1,686,692	0.2
3,100,439 (1)(2)	J.P. Morgan Mortgage Trust 2024-1 B3, 6.551%, 06/25/2054	3,122,134	0.4
409,133	JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	183,858	0.0
79,363 (1)	JP Morgan Mortgage Trust 2007-A3 1A1, 4.797%, 05/25/2037	68,302	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
917,074	JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/2037	$331,552	0.0
668,471 (1)(2)	JP Morgan Mortgage Trust 2014-1 B5, 3.688%, 01/25/2044	577,275	0.1
786,000 (1)(2)	JP Morgan Mortgage Trust 2014-5 B4, 2.681%, 10/25/2029	713,494	0.1
1,264,067 (1)(2)	JP Morgan Mortgage Trust 2015-4 B4, 3.516%, 06/25/2045	925,919	0.1
1,000,000 (1)(2)	JP Morgan Mortgage Trust 2016-1 B4, 3.793%, 05/25/2046	761,782	0.1
2,040,974 (1)(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.447%, 01/25/2047	1,814,686	0.2
712,079 (1)(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.782%, 08/25/2047	662,967	0.1
826,855 (1)(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.871%, 11/25/2048	759,279	0.1
833,220 (1)(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.780%, 12/25/2048	752,474	0.1
904,776 (1)(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.704%, 09/25/2048	820,145	0.1
1,281,999 (1)(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.704%, 09/25/2048	1,162,077	0.1
889,116 (1)(2)	JP Morgan Mortgage Trust 2018-4 B1, 3.715%, 10/25/2048	812,888	0.1
1,299,207 (1)(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.715%, 10/25/2048	1,187,809	0.2
239,547 (1)(2)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	216,338	0.0
1,178,363 (1)(2)	JP Morgan Mortgage Trust 2018-8 B1, 4.033%, 01/25/2049	1,088,252	0.1
843,071 (1)(2)	JP Morgan Mortgage Trust 2018-8 B2, 4.033%, 01/25/2049	776,332	0.1
848,018 (1)(2)	JP Morgan Mortgage Trust 2018-9 B2, 4.240%, 02/25/2049	794,942	0.1
77,469 (1)(2)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	72,647	0.0
1,250,123 (1)(2)	JP Morgan Mortgage Trust 2019-5 B2, 4.459%, 11/25/2049	1,185,820	0.1
864,171 (1)(2)	JP Morgan Mortgage Trust 2019-6 B1, 4.265%, 12/25/2049	810,507	0.1

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
As of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,207,856 (1)(2)	JP Morgan Mortgage Trust 2019-6 B2, 4.265%, 12/25/2049	$1,129,565	0.1
317,032 (1)(2)	JP Morgan Mortgage Trust 2019-7 A15, 3.459%, 02/25/2050	287,064	0.0
1,797,038 (1)(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.204%, 02/25/2050	1,581,985	0.2
283,559 (1)(2)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	256,770	0.0
1,814,593 (1)(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.406%, 03/25/2050	1,609,592	0.2
1,947,019 (1)(2)	JP Morgan Mortgage Trust 2019-HYB1 B1, 4.953%, 10/25/2049	1,950,205	0.2
1,046,995 (1)(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 4.933%, 10/25/2049	1,019,091	0.1
314,495 (1)(2)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	286,730	0.0
136,281 (1)(2)	JP Morgan Mortgage Trust 2019-INV2 A3, 3.500%, 02/25/2050	123,562	0.0
2,190,816 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.355%, 05/25/2050	2,032,275	0.2
1,059,305 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.706%, 12/25/2049	1,025,427	0.1
1,059,305 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.706%, 12/25/2049	1,022,769	0.1
3,638 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 03/25/2050	3,565	0.0
14,786 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 A5, 3.500%, 03/25/2050	14,610	0.0
893,877 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.350%, 03/25/2050	834,509	0.1
1,561,718 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.350%, 03/25/2050	1,448,565	0.2
968,259 (1)(2)	JP Morgan Mortgage Trust 2020-4 B1, 3.634%, 11/25/2050	855,143	0.1
1,558,665 (1)(2)	JP Morgan Mortgage Trust 2020-5 B1, 3.570%, 12/25/2050	1,383,102	0.2
920,852 (1)(2)	JP Morgan Mortgage Trust 2020-8 B3, 3.493%, 03/25/2051	796,252	0.1
28,392 (1)(2)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	27,996	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,029,204 (1)(2)	JP Morgan Mortgage Trust 2021-10 B2, 2.802%, 12/25/2051	$831,260	0.1
4,530,155 (1)(2)	JP Morgan Mortgage Trust 2021-6 B3, 2.863%, 10/25/2051	3,590,017	0.4
763,572 (1)(2)	JP Morgan Mortgage Trust 2021-INV6 A5A, 2.500%, 04/25/2052	621,079	0.1
1,904,357 (1)(2)	JP Morgan Mortgage Trust 2024-12 A9, 6.150%, 06/25/2055	1,914,984	0.2
995,126 (1)(2)	JP Morgan Mortgage Trust 2024-CCM1 B3, 6.564%, 04/25/2055	974,606	0.1
1,695,860 (1)(2)	JP Morgan Mortgage Trust 2025-CCM1 B3, 6.116%, 06/25/2055	1,617,197	0.2
375,898 (1)(2)	JP Morgan Mortgage Trust Series 2024-4 A9, 6.500%, 10/25/2054	382,723	0.1
1,976,698 (1)(2)	JP Morgan Mortgage Trust Series 2024-4 B2, 7.148%, 10/25/2054	2,100,859	0.3
3,953,397 (1)(2)	JP Morgan Mortgage Trust Series 2024-4 B3, 7.148%, 10/25/2054	4,136,506	0.5
1,486,445 (1)(2)	JP Morgan Mortgage Trust Series 2024-6 B3, 6.937%, 12/25/2054	1,535,308	0.2
499,287 (1)(2)	JP Morgan Trust 2015-1 B3, 5.647%, 12/25/2044	481,822	0.1
323,848 (1)(2)	JP Morgan Trust 2015-3 B3, 3.577%, 05/25/2045	303,777	0.0
866,534 (1)(2)	JP Morgan Trust 2015-3 B4, 3.577%, 05/25/2045	675,972	0.1
20,077 (1)	Lehman XS Trust Series 2005-5N 3A1B, 5.635%, (12MTA + 1.000%), 11/25/2035	19,905	0.0
1,264,860 (1)(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B2, 4.362%, 10/25/2048	1,199,280	0.2
909,583 (1)(2)	Mello Mortgage Capital Acceptance 2021-MTG3 B3, 2.901%, 07/01/2051	736,280	0.1
209,539 (1)(2)	MFA Trust 2020-NQM3 A3, 1.632%, 01/26/2065	198,251	0.0
2,438,294 (1)(2)	MFA Trust 2021-INV2 M1, 3.199%, 11/25/2056	1,936,475	0.2
900,000 (1)(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	869,181	0.1
1,257,933 (1)(2)	Mill City Mortgage Trust 2015-2 B2, 3.721%, 09/25/2057	1,148,942	0.1

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
As of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
109,101	Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/2035	$62,057	0.0
3,952,440 (1)(2)	Morgan Stanley Residential Mortgage Loan Trust 2024-2 B2, 7.162%, 03/25/2054	4,196,097	0.5
3,721,222 (1)(2)	Morgan Stanley Residential Mortgage Loan Trust 2024-2 B3, 7.162%, 03/25/2054	3,887,147	0.5
993,184 (1)(2)	Morgan Stanley Residential Mortgage Loan Trust 2024-4 B3, 7.025%, 09/25/2054	1,031,277	0.1
943,409 (1)(2)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	919,778	0.1
2,655,637 (1)(2)	Oaktown Re VII Ltd. 2021-2 M1C, 7.690%, (SOFR30A + 3.350%), 04/25/2034	2,707,290	0.3
11,220 (1)(2)	OBX Trust 2019-EXP1 1A3, 4.000%, 01/25/2059	11,076	0.0
98,061 (1)(2)	OBX Trust 2019-EXP3 1A9, 3.500%, 10/25/2059	88,985	0.0
109,600 (1)(2)	OBX Trust 2019-INV2 A25, 4.000%, 05/27/2049	102,688	0.0
220,099 (1)(2)	OBX Trust 2020-EXP3 1A9, 3.000%, 01/25/2060	191,236	0.0
270,532 (1)(2)	OBX Trust 2020-INV1 A21, 3.500%, 12/25/2049	243,971	0.0
890,240 (1)(2)	OBX Trust 2022-J1 A14, 2.500%, 02/25/2052	721,910	0.1
2,481,837 (1)(2)	Oceanview Mortgage Trust 2021-5 B3, 2.967%, 10/25/2051	2,027,460	0.2
2,765,000 (1)(2)	PRET Trust 2025-RPL2 A1, 4.000%, 08/25/2064	2,649,667	0.3
1,055,142 (1)(2)	Provident Funding Mortgage Trust 2020-1 B3, 3.239%, 02/25/2050	898,847	0.1
3,725 (1)(2)	PSMC Trust 2019-2 A1, 3.500%, 10/25/2049	3,707	0.0
185,345 (1)(2)	PSMC Trust 2019-3 A12, 3.500%, 11/25/2049	173,879	0.0
600,000 (1)(2)	Radnor Re Ltd. 2024-1 B1, 9.490%, (SOFR30A + 5.150%), 09/25/2034	630,483	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
432,775 (1)(2)	Radnor RE Ltd. 2021-1 M1C, 7.040%, (SOFR30A + 2.700%), 12/27/2033	$436,761	0.1
89,125 (1)(2)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	80,765	0.0
834,415 (1)(2)	RCKT Mortgage Trust 2019-1 B1A, 3.888%, 09/25/2049	766,669	0.1
852,842 (1)(2)	RCKT Mortgage Trust 2019-1 B2A, 3.888%, 09/25/2049	780,589	0.1
1,252,925 (1)(2)	RCKT Mortgage Trust 2020-1 B2A, 3.473%, 02/25/2050	1,126,299	0.1
216,766 (2)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	207,578	0.0
272,951 (1)(2)	Sequoia Mortgage Trust 2015-3 B3, 3.730%, 07/25/2045	219,663	0.0
1,087,617 (1)(2)	Sequoia Mortgage Trust 2017-2 B2, 3.559%, 02/25/2047	1,017,259	0.1
720,991 (1)(2)	Sequoia Mortgage Trust 2017-CH1 B2B, 4.521%, 08/25/2047	695,295	0.1
843,099 (1)(2)	Sequoia Mortgage Trust 2019-2 B3, 4.247%, 06/25/2049	787,593	0.1
296,287 (1)(2)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	267,460	0.0
425,899 (1)(2)	Sequoia Mortgage Trust 2019-5 B2, 3.712%, 12/25/2049	389,035	0.1
425,899 (1)(2)	Sequoia Mortgage Trust 2019-5 B3, 3.712%, 12/25/2049	385,522	0.1
485,958 (1)(2)	Sequoia Mortgage Trust 2019-CH1 B2B, 4.911%, 03/25/2049	475,746	0.1
1,057,955 (1)(2)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.790%, 08/25/2049	1,032,332	0.1
583,986 (1)(2)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	550,386	0.1
1,887,680 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.509%, 09/25/2049	1,803,674	0.2
1,111,599 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.509%, 09/25/2049	1,050,160	0.1
891,909 (1)(2)	Sequoia Mortgage Trust 2020-2 B2, 3.631%, 03/25/2050	793,508	0.1
1,557,305 (1)(2)	Sequoia Mortgage Trust 2020-2 B3, 3.631%, 03/25/2050	1,383,558	0.2

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
As of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,253,109 (1)(2)	Sequoia Mortgage Trust 2020-3 B3, 3.312%, 04/25/2050	$1,101,890	0.1
1,617,579 (1)(2)	Sequoia Mortgage Trust 2021-7 B3, 2.863%, 11/25/2051	1,338,014	0.2
1,396,401 (1)(2)	Sequoia Mortgage Trust 2023-1 B2, 5.138%, 01/25/2053	1,320,991	0.2
985,625 (1)(2)	Sequoia Mortgage Trust 2023-3 B3, 6.165%, 09/25/2053	975,261	0.1
697,910 (1)(2)	Sequoia Mortgage Trust 2024-2 A19, 6.000%, 03/25/2054	700,341	0.1
1,434,085 (1)(2)	Sequoia Mortgage Trust 2024-6 B4, 6.579%, 07/27/2054	1,297,149	0.2
668,635 (1)(2)	Sequoia Mortgage Trust 2024-9 A20, 5.500%, 10/25/2054	660,082	0.1
1,935,717 (2)	Sequoia Mortgage Trust 2025-1 A19, 6.000%, 01/25/2055	1,942,510	0.2
991,616 (1)(2)	Sequoia Mortgage Trust 2025-2 A19, 6.000%, 03/25/2055	994,451	0.1
797,159 (1)(2)	Shellpoint Co.-Originator Trust 2017-2 B3, 3.631%, 10/25/2047	735,359	0.1
558,181 (1)(2)	STAR Trust 2021-1 A3, 1.528%, 05/25/2065	516,516	0.1
2,096,556 (1)(2)	Starwood Mortgage Residential Trust 2020-1 M1, 2.878%, 02/25/2050	1,843,628	0.2
1,397,704 (1)(2)	Starwood Mortgage Residential Trust 2020-3 A2, 2.240%, 04/25/2065	1,302,119	0.2
35,970 (1)	Structured Adjustable Rate Mortgage Loan Trust Series 2005-4 3A1, 5.795%, 03/25/2035	32,735	0.0
2,507,848 (1)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.540%, 01/25/2037	550,850	0.1
768,737 (1)(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.993%, 11/25/2057	758,937	0.1
974,324 (1)(2)	UWM Mortgage Trust 2021-INV4 B3, 3.218%, 12/25/2051	801,529	0.1
3,185,592 (1)(2)	UWM Mortgage Trust 2021-INV5 B3, 3.231%, 01/25/2052	2,648,195	0.3
606,996 (1)(2)	Verus Securitization Trust 2021-3 A1, 1.046%, 06/25/2066	519,771	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
369,380 (1)(2)	Verus Securitization Trust 2021-6 A1, 1.630%, 10/25/2066	$316,424	0.0
55,951 (1)	Wachovia Mortgage Loan Trust LLC Series Trust 2005-B 2A1, 7.546%, 10/20/2035	54,906	0.0
72,586 (1)	Wachovia Mortgage Loan Trust LLC Series Trust 2005-B 2A2, 7.546%, 10/20/2035	71,230	0.0
218,491 (1)	WaMu Mortgage Pass-Through Certificates 2007-HY2 1A1, 4.313%, 12/25/2036	197,686	0.0
238,387 (1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 5.884%, 07/25/2034	223,614	0.0
242,698 (1)	WaMu Mortgage Pass-Through Certificates Series Trust 2004-AR4 A6, 6.208%, 06/25/2034	236,547	0.0
167,848 (1)	WaMu Mortgage Pass-Through Certificates Series Trust 2005-AR13 A1C3, 5.415%, (TSFR1M + 1.094%), 10/25/2045	164,032	0.0
155,541 (1)	WaMu Mortgage Pass-Through Certificates Series Trust 2005-AR16 1A1, 4.720%, 12/25/2035	142,506	0.0
178,799 (1)	WaMu Mortgage Pass-Through Certificates Series Trust 2006-AR14 1A3, 4.218%, 11/25/2036	157,663	0.0
558,949 (1)	WaMu Mortgage Pass-Through Certificates Series Trust 2006-AR16 1A1, 4.356%, 12/25/2036	510,770	0.1
238,706 (1)	WaMu Mortgage Pass-Through Certificates Series Trust 2006-AR16 2A3, 4.518%, 12/25/2036	211,915	0.0
173,429 (1)	WaMu Mortgage Pass-Through Certificates Series Trust 2007-HY1 2A3, 4.362%, 02/25/2037	159,572	0.0
305,959 (1)	WaMu Mortgage Pass-Through Certificates Series Trust 2007-HY1 3A2, 4.091%, 02/25/2037	260,776	0.0

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
As of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
256,528	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005-10 2A9, 6.000%, 11/25/2035	$246,326	0.0
84,831	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005-7 1A4, 5.500%, 09/25/2035	77,102	0.0
315,908	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005-8 1A2, 5.500%, 10/25/2035	291,226	0.0
417,976 (1)	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2007-OC1 A3, 4.895%, (TSFR1M + 0.574%), 01/25/2047	375,127	0.1
80,649	Wells Fargo Alternative Loan Trust 2007-PA3 3A1, 6.250%, 07/25/2037	69,742	0.0
407,543 (1)(2)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.646%, 07/25/2047	365,057	0.1
41,451 (1)	Wells Fargo Mortgage Backed Securities Trust 2006-AR4 2A4, 6.154%, 04/25/2036	40,838	0.0
266,069 (1)	Wells Fargo Mortgage Backed Securities Trust 2007-AR7 A1, 6.679%, 12/28/2037	237,484	0.0
144,388 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2019-3 A17, 3.500%, 07/25/2049	131,381	0.0
1,320,949 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2020-1 B3, 3.370%, 12/25/2049	1,152,764	0.1
955,990 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2020-4 B2, 3.156%, 07/25/2050	849,029	0.1
1,156,029 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2021-1 B3, 2.700%, 12/25/2050	879,728	0.1
	Total Collateralized
	Mortgage Obligations
	(Cost $305,745,263)	290,595,341	34.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 32.6%
4,000,000 (1)(2)	Acrec 2025 Fl 3 LLC 2025-FL3 B, 6.253%, (TSFR1M + 1.941%), 08/18/2042	$4,003,508	0.5
1,803,038 (2)	Arbor Multifamily Mortgage Securities Trust 2021-MF3 D, 2.000%, 10/15/2054	1,370,335	0.2
3,947,814 (2)	Arbor Multifamily Mortgage Securities Trust 2021-MF3 E, 2.000%, 10/15/2054	2,858,127	0.3
2,750,000 (1)(2)	AREIT Ltd. 2025-CRE10 C, 6.411%, (TSFR1M + 2.092%), 01/17/2030	2,754,221	0.3
2,000,000 (2)	ARZ Trust 2024-BILT F, 8.268%, 06/11/2029	2,069,910	0.3
500,000 (1)(2)	Atrium Hotel Portfolio Trust 2017-ATRM C, 6.267%, (TSFR1M + 1.947%), 12/15/2036	482,969	0.1
2,500,000 (1)(2)	BAHA Trust 2024-MAR C, 7.015%, 12/10/2041	2,590,071	0.3
1,750,000 (1)(2)	BAMLL Trust 2025-ASHF C, 7.320%, (TSFR1M + 3.000%), 02/15/2042	1,750,177	0.2
1,537,474 (2)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	1,137,652	0.1
7,060,000 (1)(2)(3)	BANK 2017-BNK4 XE, 1.472%, 05/15/2050	178,111	0.0
14,780,716 (1)(2)(3)	BANK 2017-BNK8 XE, 1.292%, 11/15/2050	443,459	0.1
9,363,500 (1)(2)(3)	BANK 2018-BN12 XD, 1.402%, 05/15/2061	364,223	0.1
2,500,000 (1)	BANK 2020-BN26 C, 3.414%, 03/15/2063	2,066,271	0.3
36,689,044 (1)(3)	BANK 2020-BN27 XA, 1.155%, 04/15/2063	1,622,991	0.2
12,055,827 (1)(3)	BANK 2020-BN30 XA, 1.274%, 12/15/2053	649,904	0.1
2,300,000 (2)	BANK5 2024-5YR12 D, 4.000%, 12/15/2057	2,024,804	0.2
29,976,536 (1)(3)	Barclays Commercial Mortgage Trust 2019-C4 XA, 1.518%, 08/15/2052	1,477,954	0.2
103,000,000 (1)(2)(3)	BBCCRE Trust 2015-GTP XB, 0.215%, 08/10/2033	22,624	0.0
3,000,000 (2)	BBCMS Mortgage Trust 2024-5C27 D, 4.000%, 07/15/2057	2,673,312	0.3
2,000,000 (2)	BBCMS Mortgage Trust 2024-5C29 D, 4.000%, 09/15/2057	1,728,467	0.2
2,500,000 (2)	BBCMS Mortgage Trust 2024-5C31 D, 4.250%, 12/15/2057	2,223,868	0.3

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
As of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000 (2)	BBCMS Mortgage Trust 2025-C32 D, 4.500%, 02/15/2062	$1,669,650	0.2
19,995,718 (1)(3)	BBCMS Mortgage Trust 2025-C32 XA, 1.130%, 02/15/2062	1,749,787	0.2
6,219,966 (1)(3)	BBCMS Trust 2021-C10 XA, 1.212%, 07/15/2054	342,507	0.0
8,000,000 (1)(2)(3)	Benchmark Mortgage Trust 2018-B4 XD, 1.750%, 07/15/2051	374,222	0.1
13,253,026 (1)(2)(3)	Benchmark Mortgage Trust 2018-B5 XD, 1.500%, 07/15/2051	547,422	0.1
46,853,687 (1)(3)	Benchmark Mortgage Trust 2018-B7 XA, 0.407%, 05/15/2053	525,429	0.1
11,658,382 (1)(3)	Benchmark Mortgage Trust 2019-B10 XA, 1.221%, 03/15/2062	455,143	0.1
1,000,000 (1)	Benchmark Mortgage Trust 2019-B13 C, 3.839%, 08/15/2057	814,769	0.1
10,418,134 (1)(2)(3)	Benchmark Mortgage Trust 2019-B14 XD, 1.254%, 12/15/2062	554,002	0.1
1,350,000 (2)	Benchmark Mortgage Trust 2019-B9 D, 3.000%, 03/15/2052	863,411	0.1
3,220,000 (1)(2)(3)	Benchmark Mortgage Trust 2019-B9 XD, 1.993%, 03/15/2052	206,647	0.0
11,010,009 (1)(3)	Benchmark Mortgage Trust 2020-B17 XA, 1.385%, 03/15/2053	510,409	0.1
5,115,479 (2)	Benchmark Mortgage Trust 2020-B18 AGNF, 4.139%, 07/15/2053	4,956,658	0.6
14,484,759 (1)(3)	Benchmark Mortgage Trust 2020-B18 XA, 1.806%, 07/15/2053	757,715	0.1
6,853,140 (1)(3)	Benchmark Mortgage Trust 2020-B20 XA, 1.600%, 10/15/2053	384,922	0.1
11,051,063 (1)(3)	Benchmark Mortgage Trust 2020-B22 XA, 1.503%, 01/15/2054	746,632	0.1
23,830,998 (1)(3)	Benchmark Mortgage Trust 2021-B25 XA, 1.078%, 04/15/2054	1,078,354	0.1
4,882,185 (1)(3)	Benchmark Mortgage Trust 2021-B28 XA, 1.258%, 08/15/2054	268,469	0.0
1,000,000 (1)(2)	BHMS 2018-ATLS D, 6.866%, (TSFR1M + 2.547%), 07/15/2035	997,205	0.1
4,598,445 (2)(4)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	3,672,952	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,341,154 (2)(4)	BMD2 Re-Remic Trust 2019-FRR1 4A, 0.000%, 05/25/2052	$1,785,442	0.2
5,887,827 (2)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.428%, 05/25/2052	4,793,453	0.6
2,000,000 (2)	BMO Mortgage Trust 2024-5C6 D, 4.500%, 09/15/2057	1,818,846	0.2
1,000,000 (1)(2)	BOCA Commercial Mortgage Trust 2024-BOCA B, 6.659%, (TSFR1M + 2.340%), 08/15/2041	1,002,510	0.1
1,679,341 (1)(2)	BX Commercial Mortgage Trust 2019-IMC D, 6.265%, (TSFR1M + 1.946%), 04/15/2034	1,658,721	0.2
700,000 (1)(2)	BX Commercial Mortgage Trust 2021-21M E, 6.604%, (TSFR1M + 2.285%), 10/15/2036	686,446	0.1
876,738 (1)(2)	BX Commercial Mortgage Trust 2021-SOAR G, 7.234%, (TSFR1M + 2.914%), 06/15/2038	860,287	0.1
2,922,704 (1)(2)	BX Commercial Mortgage Trust 2021-VOLT F, 6.834%, (TSFR1M + 2.514%), 09/15/2036	2,882,289	0.3
3,300,000 (1)(2)	BX Commercial Mortgage Trust 2022-CSMO B, 7.460%, (TSFR1M + 3.141%), 06/15/2027	3,310,207	0.4
966,612 (1)(2)	BX Commercial Mortgage Trust 2023-XL3 D, 7.908%, (TSFR1M + 3.589%), 12/09/2040	968,119	0.1
2,000,000 (1)(2)	BX Commercial Mortgage Trust 2024-AIR2 D, 7.110%, (TSFR1M + 2.790%), 10/15/2041	2,004,095	0.2
987,006 (1)(2)	BX Commercial Mortgage Trust 2024-KING D, 6.809%, (TSFR1M + 2.490%), 05/15/2034	984,352	0.1
3,158,420 (1)(2)	BX Commercial Mortgage Trust 2024-KING E, 8.007%, (TSFR1M + 3.688%), 05/15/2034	3,152,803	0.4

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
885,455 (1)(2)	BX Commercial Mortgage Trust 2024-MF D, 7.009%, (TSFR1M + 2.690%), 02/15/2039	$886,899	0.1
1,458,014 (1)(2)	BX Commercial Mortgage Trust 2024-XL4 D, 7.459%, (TSFR1M + 3.140%), 02/15/2039	1,458,193	0.2
2,800,000 (1)(2)	BX Trust 2021-ARIA F, 7.027%, (TSFR1M + 2.708%), 10/15/2036	2,771,860	0.3
1,000,000 (1)(2)	BX Trust 2021-LGCY E, 6.133%, (TSFR1M + 1.814%), 10/15/2036	989,661	0.1
1,859,724 (1)(2)	BX Trust 2021-RISE D, 6.183%, (TSFR1M + 1.864%), 11/15/2036	1,838,319	0.2
2,265,319 (1)(2)	BX Trust 2021-SDMF E, 6.020%, (TSFR1M + 1.701%), 09/15/2034	2,222,346	0.3
2,000,000 (1)(2)	BX Trust 2022-LBA6 E, 7.019%, (TSFR1M + 2.700%), 01/15/2039	1,997,226	0.2
500,000 (1)(2)	BX Trust 2022-VAMF F, 7.618%, (TSFR1M + 3.299%), 01/15/2039	492,122	0.1
2,250,000 (1)(2)	BX Trust 2023-DELC A, 7.009%, (TSFR1M + 2.690%), 05/15/2038	2,255,637	0.3
1,675,000 (1)(2)	BX Trust 2025-ROIC E, 7.260%, (TSFR1M + 2.941%), 03/15/2030	1,669,683	0.2
2,750,000 (1)(2)	BX Trust 2025-VLT6 E, 7.510%, (TSFR1M + 3.191%), 03/15/2042	2,731,850	0.3
2,000,000 (1)(2)	BXMT Ltd. 2025-FL5 A, 5.959%, (TSFR1M + 1.639%), 10/18/2042	2,003,329	0.2
2,000,000 (1)(2)	BXSC Commercial Mortgage Trust 2022-WSS E, 8.454%, (TSFR1M + 4.134%), 03/15/2035	2,002,317	0.2
948,000 (2)	Cantor Commercial Real Estate Lending 2019-CF2 D, 2.500%, 11/15/2052	740,101	0.1
1,250,000 (1)(2)	Cantor Commercial Real Estate Lending 2019-CF3 D, 2.500%, 01/15/2053	864,718	0.1
11,881,844 (1)(3)	CD Mortgage Trust 2019-CD8 XA, 1.393%, 08/15/2057	542,942	0.1
2,000,000 (2)	CFK Trust 2020-MF2 C, 2.995%, 03/15/2039	1,797,588	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
45,735,707 (1)(2)(3)	Citigroup Commercial Mortgage Trust 2014-GC19 XD, 0.900%, 03/11/2047	$515,537	0.1
1,000,000 (1)(2)	Citigroup Commercial Mortgage Trust 2016-C2 D, 3.250%, 08/10/2049	909,876	0.1
14,434,785 (1)(2)(3)	Citigroup Commercial Mortgage Trust 2017-P8 XE, 1.254%, 09/15/2050	382,115	0.1
1,000,000 (1)(2)	Citigroup Commercial Mortgage Trust 2021-PRM2 D, 6.334%, (TSFR1M + 2.014%), 10/15/2038	981,163	0.1
2,000,000 (2)	Citigroup Commercial Mortgage Trust 2023-PRM3 C, 6.360%, 07/10/2028	2,034,156	0.2
1,000,000 (1)(2)	Citigroup Commercial Mortgage Trust 2023-SMRT D, 5.852%, 10/12/2040	986,822	0.1
1,565,428 (1)(2)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.069%, 11/10/2051	1,118,003	0.1
2,750,000 (1)(2)	COMM Mortgage Trust 2024-CBM D, 7.926%, 12/10/2041	2,814,985	0.3
16,406,000 (1)(2)(3)	CSAIL Commercial Mortgage Trust 2017-CX10 XE, 0.923%, 11/15/2050	384,684	0.1
2,360,000 (1)	CSAIL Commercial Mortgage Trust 2018-CX12 B, 4.614%, 08/15/2051	2,233,571	0.3
1,847,000	DBJPM Mortgage Trust 2016-C3 B, 3.264%, 08/10/2049	1,760,763	0.2
1,000,000 (1)(2)	DBWF Mortgage Trust 2015-LCM D, 3.422%, 06/10/2034	879,993	0.1
3,500,000 (1)(2)	DK Trust 2024-SPBX D, 7.069%, (TSFR1M + 2.750%), 03/15/2034	3,499,569	0.4
2,598,451 (1)(2)	Extended Stay America Trust 2021-ESH E, 7.283%, (TSFR1M + 2.964%), 07/15/2038	2,597,617	0.3
2,650,000 (1)(2)	Fontainebleau Miami Beach Mortgage Trust 2024-FBLU E, 7.469%, (TSFR1M + 3.150%), 12/15/2039	2,658,089	0.3

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
13,264,420 (2)(3)	Freddie Mac Multifamily ML Certificates 2021-ML11 XUS, 0.769%, 03/25/2038	$655,583	0.1
3,360,188 (1)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K-1515 X1, 1.508%, 02/25/2035	344,741	0.0
9,033,888 (1)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 0.979%, 08/25/2036	692,657	0.1
3,378,024 (2)(4)	FREMF Mortgage Trust 2016-K57 D, 0.000%, 08/25/2049	2,974,481	0.4
47,688,413 (2)(3)	FREMF Mortgage Trust 2016-K57 X2A, 0.100%, 08/25/2049	38,284	0.0
12,250,292 (2)(3)	FREMF Mortgage Trust 2016-K57 X2B, 0.100%, 08/25/2049	14,556	0.0
2,000,000 (1)(2)	FS Trust 2024-HULA D, 7.259%, (TSFR1M + 2.940%), 08/15/2039	2,005,393	0.2
5,187,577 (2)(4)	GAM Re-REMIC Trust 2021-FRR1 1C, 0.000%, 11/29/2050	4,365,426	0.5
5,604,792 (2)(4)	GAM Re-REMIC Trust 2021-FRR1 2C, 0.000%, 11/29/2050	4,572,481	0.5
1,000,000 (2)(4)	GAM RE-REMIC Trust 2022-FRR3 BK61, 0.000%, 11/27/2049	864,196	0.1
6,944,491 (2)	GAM RE-REMIC Trust 2022-FRR3 BK71, 1.973%, 11/27/2050	6,059,293	0.7
3,644,248 (2)(4)	GAM RE-REMIC Trust 2022-FRR3 BK89, 0.000%, 01/27/2052	2,797,247	0.3
2,736,005 (2)(4)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	2,699,929	0.3
2,735,306 (2)(4)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	2,690,213	0.3
3,727,676 (2)	GAM RE-REMIC TRUST 2021-FRR2 CK49, 0.994%, 09/27/2051	3,637,391	0.4
3,163,003 (2)(4)	GAM RE-REMIC TRUST 2021-FRR2 CK78, 0.000%, 09/27/2051	2,263,913	0.3
1,683,673 (2)(4)	GAM RE-REMIC TRUST 2021-FRR2 D730, 0.000%, 09/27/2051	1,673,576	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,725,579 (2)(4)	GAM RE-REMIC TRUST 2021-FRR2 DK49, 0.000%, 09/27/2051	$3,585,482	0.4
1,400,000 (1)(2)	GS Mortgage Securities Corp. Trust 2023-FUN C, 7.709%, (TSFR1M + 3.389%), 03/15/2028	1,403,922	0.2
5,390,514 (1)(3)	GS Mortgage Securities Trust 2019-GC38 XA, 1.007%, 02/10/2052	174,179	0.0
1,516,508 (2)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	1,120,977	0.1
11,499,627 (1)(3)	GS Mortgage Securities Trust 2019-GC40 XA, 1.118%, 07/10/2052	431,396	0.1
1,257,933 (2)	GS Mortgage Securities Trust 2021-GSA3 D, 2.250%, 12/15/2054	842,984	0.1
500,000 (2)	GS Mortgage Securities Trust 2021-GSA3 E, 2.250%, 12/15/2054	313,955	0.0
2,500,000 (1)(2)	GSMS Trustair 2024-FAIR C, 6.431%, 07/15/2029	2,556,773	0.3
3,700,000 (1)(2)	GWT 2024-WLF2 D, 7.259%, (TSFR1M + 2.939%), 05/15/2041	3,714,008	0.4
3,000,000 (1)(2)	Hawaii Hotel Trust 2025-MAUI D, 6.911%, (TSFR1M + 2.591%), 03/15/2042	2,993,211	0.4
1,149,449 (1)(2)	HIT Trust 2022-HI32 B, 7.508%, (TSFR1M + 3.189%), 07/15/2039	1,152,744	0.1
2,000,000 (1)(2)	HLTN Commercial Mortgage Trust 2024-DPLO D, 7.658%, (TSFR1M + 3.339%), 06/15/2041	2,005,834	0.2
2,000,000 (1)(2)	INTOWN Mortgage Trust 2025-STAY E, 8.150%, (TSFR1M + 3.850%), 03/15/2042	1,987,799	0.2
4,100,000 (1)(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON E, 5.222%, 01/05/2034	3,870,281	0.5
1,000,000 (1)(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2024-OMNI D, 5.797%, 10/05/2039	991,874	0.1
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 B, 3.460%, 08/15/2049	922,226	0.1

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,143,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2021-MHC F, 7.634%, (TSFR1M + 3.314%), 04/15/2038	$2,136,837	0.3
22,487,488 (1)(2)(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 XC, 0.768%, 11/15/2045	210,557	0.0
46,979,000 (1)(2)(3)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/2048	279,206	0.0
34,428,000 (1)(2)(3)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XE, 0.186%, 01/15/2048	110,283	0.0
1,000,000 (1)	JPMBB Commercial Mortgage Securities Trust 2015-C29 B, 4.118%, 05/15/2048	983,355	0.1
1,150,000 (1)(2)	JW Trust 2024-BERY A, 5.912%, (TSFR1M + 1.593%), 11/15/2039	1,150,811	0.1
2,500,000 (1)(2)	KSL Commercial Mortgage Trust 2024-HT2 D, 7.609%, (TSFR1M + 3.290%), 12/15/2039	2,511,759	0.3
1,875,000 (1)(2)	LAQ Mortgage Trust 2023-LAQ D, 8.508%, (TSFR1M + 4.188%), 03/15/2036	1,874,149	0.2
1,000,000 (1)(2)	LoanCore 2025 Issuer LLC 2025-CRE8 C, 6.461%, (TSFR1M + 2.141%), 08/17/2042	1,001,501	0.1
805,692 (1)(2)	MCR Mortgage Trust 2024-HTL D, 8.225%, (TSFR1M + 3.905%), 02/15/2037	811,663	0.1
1,600,000 (1)(2)	MHC Commercial Mortgage Trust 2021-MHC F, 7.034%, (TSFR1M + 2.715%), 04/15/2038	1,597,143	0.2
800,000 (1)(2)	MHC Trust 2021-MHC2 E, 6.383%, (TSFR1M + 2.064%), 05/15/2038	795,551	0.1
2,000,000 (1)(2)	MHP 2021-STOR G, 7.184%, (TSFR1M + 2.864%), 07/15/2038	1,982,133	0.2
2,279,035 (1)(2)	MHP 2022-MHIL F, 7.578%, (TSFR1M + 3.259%), 01/15/2039	2,262,506	0.3
1,270,000	Morgan Stanley Bank of America Merrill Lynch Trust 2025-5C1 B, 6.513%, 03/15/2030	1,314,327	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
14,143,663 (1)(3)	Morgan Stanley Capital I 2017-HR2 XA, 0.848%, 12/15/2050	$266,685	0.0
10,870,640 (1)(2)(3)	Morgan Stanley Capital I 2017-HR2 XD, 1.587%, 12/15/2050	401,004	0.1
1,171,000 (1)	Morgan Stanley Capital I Trust 2018-H3 C, 4.854%, 07/15/2051	1,091,734	0.1
25,824,587 (1)(3)	Morgan Stanley Capital I Trust 2019-H7 XA, 1.218%, 07/15/2052	1,122,654	0.1
6,586,500 (1)(2)(3)	Morgan Stanley Capital I Trust 2019-H7 XD, 1.364%, 07/15/2052	334,117	0.0
1,500,000	Morgan Stanley Capital I Trust 2020-HR8 A4, 2.041%, 07/15/2053	1,305,008	0.2
3,500,000 (1)(2)	NXPT Commercial Mortgage Trust 2024-STOR E, 6.703%, 11/05/2041	3,541,012	0.4
2,750,000 (1)(2)	NYC Commercial Mortgage Trust 2025-3BP D, 6.760%, (TSFR1M + 2.441%), 02/15/2042	2,733,241	0.3
2,750,000 (1)(2)	ORL Trust 2024-GLKS E, 7.509%, (TSFR1M + 3.190%), 12/15/2039	2,756,802	0.3
1,245,409 (2)	Prima Capital CRE Securitization Ltd. 2019-7A C, 3.250%, 12/25/2050	1,207,083	0.2
6,988,518 (2)	Prima Capital CRE Securitization Ltd. 2019-7A D, 4.250%, 12/25/2050	6,159,393	0.7
2,750,000 (1)(2)	PRM5 Trust 2025-PRM5 D, 5.250%, 03/10/2033	2,711,195	0.3
9,525,351 (1)(2)	RFM Reremic Trust 2022-FRR1 AB60, 2.358%, 11/08/2049	8,820,967	1.0
4,402,767 (2)(4)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	3,796,477	0.5
2,320,000 (1)(2)	SG Commercial Mortgage Securities Trust 2020-COVE E, 3.728%, 03/15/2037	1,967,360	0.2
2,500,000 (1)(2)	SMRT 2022-MINI F, 7.670%, (TSFR1M + 3.350%), 01/15/2039	2,372,227	0.3
3,750,000 (1)(2)	SWCH Commercial Mortgage Trust 2025-DATA E, 7.659%, (TSFR1M + 3.340%), 03/15/2042	3,707,150	0.4

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
14,470,319 (1)(3)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.519%, 04/15/2052	$630,452	0.1
1,659,000 (1)	UBS Commercial Mortgage Trust 2019-C18 B, 3.681%, 12/15/2052	1,408,952	0.2
1,560,000 (1)(2)	WCORE Commercial Mortgage Trust 2024-CORE D, 7.259%, (TSFR1M + 2.940%), 11/15/2041	1,560,590	0.2
16,657,000 (1)(2)(3)	Wells Fargo Commercial Mortgage Trust 2015-C30 XE, 1.257%, 09/15/2058	74,062	0.0
16,657,000 (1)(2)(3)	Wells Fargo Commercial Mortgage Trust 2015-C30 XFG, 1.257%, 09/15/2058	74,017	0.0
3,000,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2016-C37 D, 3.164%, 12/15/2049	2,752,547	0.3
3,375,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2016-LC25 D, 3.029%, 12/15/2059	3,013,056	0.4
7,605,000 (1)(2)(3)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XFG, 2.000%, 11/15/2049	184,920	0.0
21,536,852 (1)(3)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 0.857%, 10/15/2050	329,923	0.0
13,607,525 (1)(3)	Wells Fargo Commercial Mortgage Trust 2018-C45 XA, 0.764%, 06/15/2051	279,282	0.0
1,380,000	Wells Fargo Commercial Mortgage Trust 2021-C59 B, 3.034%, 04/15/2054	1,153,108	0.1
14,013,059 (1)(3)	Wells Fargo Commercial Mortgage Trust 2021-C60 XA, 1.495%, 08/15/2054	956,893	0.1
2,500,000 (2)	Wells Fargo Commercial Mortgage Trust 2021-C61 D, 2.500%, 11/15/2054	1,905,643	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
765,487 (1)	WFRBS Commercial Mortgage Trust 2014-C21 B, 4.213%, 08/15/2047	$740,547	0.1
	Total Commercial Mortgage-Backed Securities
	(Cost $275,194,258)	277,695,454	32.6
ASSET-BACKED SECURITIES: 23.9%
	Automobile Asset-Backed Securities: 0.2%
1,650 (2)(5)	Carvana Auto Receivables Trust 2023-P1 R, 03/11/2030	166,721	0.0
3,334 (2)(5)	Chase Auto Owner Trust 2024-3A R1, 09/25/2031	1,104,515	0.1
2,000 (2)(5)	Chase Auto Owner Trust 2024-4A R1, 11/25/2031	693,199	0.1
		1,964,435	0.2
	Home Equity Asset-Backed Securities: 0.5%
512,112 (1)(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	412,713	0.1
657,377 (1)(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A3, 7.250%, 02/25/2038	502,831	0.1
2,235,748 (1)	GSAA Home Equity Trust 2006-14 A3A, 4.935%, (TSFR1M + 0.614%), 09/25/2036	673,234	0.1
866,997 (1)	GSAA Home Equity Trust 2007-1 1A1, 4.595%, (TSFR1M + 0.274%), 02/25/2037	249,326	0.0
171,045 (1)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.640%, 11/25/2035	170,903	0.0
282,436 (1)	Renaissance Home Equity Loan Trust 2005-4 A6, 5.749%, 02/25/2036	262,545	0.0
1,944,745 (2)	Unlock HEA Trust 2024-2 A, 6.500%, 10/25/2039	1,907,003	0.2
		4,178,555	0.5
	Other Asset-Backed Securities: 20.7%
1,550,000 (1)(2)	AB BSL CLO 3 Ltd. 2021-3A D1R, 6.968%, (TSFR3M + 2.650%), 04/20/2038	1,515,528	0.2
1,650,000 (1)(2)	AB BSL CLO 5 Ltd. 2024-5A C, 6.415%, (TSFR3M + 2.100%), 01/20/2038	1,652,987	0.2

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
769,058 (2)	ACHV ABS TRUST 2024-1PL A, 5.900%, 04/25/2031	$775,730	0.1
1,009,203 (1)(2)(3)(6)	American Homes 4 Rent Trust 2015-SFR1 XS, 3.232%, 04/17/2052	—	—
1,350,000 (1)(2)	Apidos CLO XV 2013-15A CRR, 6.405%, (TSFR3M + 2.112%), 04/20/2031	1,352,148	0.2
2,650,000 (1)(2)	Apidos CLO XXIV 2016-24A BRR, 6.605%, (TSFR3M + 2.312%), 10/20/2030	2,658,793	0.3
761,310 (2)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	747,503	0.1
4,053,000 (2)	Aqua Finance Trust 2021-A B, 2.400%, 07/17/2046	3,556,035	0.4
1,902,360 (2)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	1,813,334	0.2
2,000,000 (1)(2)	Bain Capital Credit CLO 2019-2A ER3, 10.195%, (TSFR3M + 5.900%), 10/17/2032	1,973,540	0.2
1,150,000 (1)(2)	Bain Capital Credit Clo Ltd. 2019-4A ERR, 11.295%, (TSFR3M + 7.000%), 04/23/2035	1,133,857	0.1
1,000,000 (1)(2)	Bain Capital Credit CLO Ltd. 2022-4A CR, 6.358%, (TSFR3M + 2.050%), 10/16/2037	1,001,404	0.1
4,000,000 (1)(2)	Bain Capital Credit CLO Ltd. 2024-2A C, 6.802%, (TSFR3M + 2.500%), 07/15/2037	4,019,148	0.5
103,609 (1)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 6.421%, 10/25/2036	103,539	0.0
1,000,000 (1)(2)	Birch Grove Clo 11 Ltd. 2024-11A E, 10.149%, (TSFR3M + 5.800%), 01/22/2038	994,442	0.1
1,700,000 (1)(2)	Birch Grove CLO 12 Ltd. 2025-12A D2, 8.093%, (TSFR3M + 3.750%), 04/22/2038	1,704,000	0.2
1,250,000 (1)(2)	Birch Grove CLO 12 Ltd. 2025-12A E, 9.293%, (TSFR3M + 4.950%), 04/22/2038	1,251,010	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,000,000 (1)(2)	Birch Grove CLO 3 Ltd. 2021-3A ER, 9.455%, (TSFR3M + 5.150%), 01/19/2038	$1,000,255	0.1
900,000 (1)(2)	Birch Grove Clo 9 Ltd. 2024-9A C, 6.835%, (TSFR3M + 2.000%), 10/22/2037	890,541	0.1
1,375,000 (1)(2)	BlueMountain CLO XXVIII Ltd. 2021-28A E, 10.964%, (TSFR3M + 6.662%), 04/15/2034	1,322,093	0.2
2,968,875 (1)(2)	BlueMountain CLO XXX Ltd. 2020-30A CR, 6.452%, (TSFR3M + 2.150%), 04/15/2035	2,971,105	0.3
1,400,000 (2)	Bojangles Issuer LLC 2024-1A A2, 6.584%, 11/20/2054	1,409,032	0.2
1,700,000 (1)(2)	CBAM Ltd. 2017-1A CR2, 6.480%, (TSFR3M + 2.100%), 01/20/2038	1,706,807	0.2
5,000,000 (1)(2)	CBAM Ltd. 2019-9A CR, 7.002%, (TSFR3M + 2.700%), 07/15/2037	5,040,390	0.6
2,600,000 (1)(2)	Cedar Funding V CLO Ltd. 2016-5A CR, 6.664%, (TSFR3M + 2.362%), 07/17/2031	2,595,057	0.3
1,500,000 (1)(2)	CIFC Funding Ltd. 2024-3A C, 6.493%, (TSFR3M + 2.200%), 07/21/2037	1,503,602	0.2
1,396,153 (2)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	1,278,627	0.2
3,434,625 (2)	DB Master Finance LLC 2021-1A A23, 2.791%, 11/20/2051	2,970,226	0.3
959,818 (2)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	955,355	0.1
1,278,178 (2)	Domino's Pizza Master Issuer LLC 2018-1A A2II, 4.328%, 07/25/2048	1,264,595	0.1
905,280 (2)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	852,331	0.1
1,650,000 (1)(2)	Elevation CLO Ltd. 2021-14A C2R, 6.473%, (TSFR3M + 2.150%), 01/20/2038	1,626,293	0.2
3,000,000 (1)(2)	Elmwood CLO 18 Ltd. 2022-5A CRR, 6.303%, (TSFR3M + 2.000%), 07/17/2037	3,004,827	0.4

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
2,850,000 (1)(2)	Galaxy XV CLO Ltd. 2013-15A CRR, 6.414%, (TSFR3M + 2.112%), 10/15/2030	$2,856,356	0.3
1,544,490 (2)	Goddard Funding LLC 2022-1A A2, 6.864%, 10/30/2052	1,563,430	0.2
197,349 (1)(2)	HGI CRE CLO Ltd. 2021-FL2 A, 5.434%, (TSFR1M + 1.114%), 09/17/2036	197,207	0.0
536,870 (2)	J.G. Wentworth XLI LLC 2018-1A B, 4.700%, 10/15/2074	474,125	0.1
1,600,000 (2)	Jersey Mike's Funding LLC 2024-1A A2, 5.636%, 02/15/2055	1,619,831	0.2
615,095 (2)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	555,092	0.1
729,074 (2)	LCSS Financing LLC 2018-A A, 4.700%, 12/15/2062	639,309	0.1
1,036,559 (2)	Loanpal Solar Loan Ltd. 2020-3GS B, 3.450%, 12/20/2047	806,918	0.1
850,000 (1)(2)	Magnetite Xlv Ltd. 2025-45A E, 8.785%, (TSFR3M + 4.500%), 04/15/2038	852,424	0.1
830,521 (2)	Mill City Solar Loan Ltd. 2019-2GS A, 3.690%, 07/20/2043	747,833	0.1
516,702 (2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	475,496	0.1
712,826 (2)	Mosaic Solar Loan Trust 2018-2GS A, 4.200%, 02/22/2044	656,642	0.1
389,708 (2)	Mosaic Solar Loan Trust 2018-2GS B, 4.740%, 02/22/2044	345,410	0.0
656,973 (2)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	571,736	0.1
721,773 (2)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	574,261	0.1
1,763,477 (2)	Mosaic Solar Loan Trust 2024-2A B, 6.300%, 04/22/2052	1,709,563	0.2
478,708 (2)	Mosaic Solar Loans LLC 2017-2A A, 3.820%, 06/22/2043	442,226	0.1
1,865,700 (2)	Mosaic Solar Loans LLC 2024-1A B, 6.250%, 09/20/2049	1,805,552	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,400,000 (1)(2)	Neuberger Berman CLO XX Ltd. 2015-20A D2R3, 8.018%, (TSFR3M + 3.700%), 04/15/2039	$1,378,987	0.2
1,850,000 (1)(2)	Neuberger Berman Loan Advisers CLO 27 Ltd. 2018-27A CR, 6.402%, (TSFR3M + 2.100%), 07/15/2038	1,855,167	0.2
3,135,000 (1)(2)	Oaktree CLO Ltd. 2019-4A CRR, 6.563%, (TSFR3M + 2.270%), 07/20/2037	3,121,918	0.4
1,100,000 (1)(2)	Oaktree CLO Ltd. 2024-25A C, 6.793%, (TSFR3M + 2.500%), 04/20/2037	1,098,456	0.1
3,500,000 (1)(2)	OCP CLO Ltd. 2020-20A CR, 6.743%, (TSFR3M + 2.450%), 04/18/2037	3,513,066	0.4
2,000,000 (1)(2)	Octagon 75 Ltd. 2025-1A D1, 6.922%, (TSFR3M + 2.600%), 01/22/2038	1,967,062	0.2
2,400,000 (2)	Pagaya AI Debt Grantor Trust 2025-1 B, 5.628%, 07/15/2032	2,414,948	0.3
3,750,000 (1)(2)	Palmer Square CLO Ltd. 2018-2A BR, 6.808%, (TSFR3M + 2.500%), 04/16/2037	3,788,434	0.4
1,600,000 (1)(2)	Palmer Square Loan Funding Ltd. 2025-1A D, 8.420%, (TSFR3M + 4.100%), 02/15/2033	1,603,786	0.2
3,400,000 (1)(2)	Parallel Ltd. 2023-1A B, 7.793%, (TSFR3M + 3.500%), 07/20/2036	3,402,652	0.4
6,368,000 (2)	Planet Fitness Master Issuer LLC 2024-1A A2II, 6.237%, 06/05/2054	6,492,359	0.8
3,636 (1)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.398%, 01/25/2036	3,618	0.0
600,000 (1)(2)	Sound Point CLO VII-R Ltd. 2014-3RA C, 6.802%, (TSFR3M + 2.512%), 10/23/2031	600,607	0.1
4,100,000 (1)(2)	Sound Point CLO XXIX Ltd. 2021-1A C1, 6.862%, (TSFR3M + 2.562%), 04/25/2034	4,105,465	0.5

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
26,227 (1)	Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 4.775%, (TSFR1M + 0.454%), 12/25/2036	$26,019	0.0
7,531,125 (2)	Subway Funding LLC 2024-3A A2II, 5.566%, 07/30/2054	7,488,923	0.9
774,922 (2)	Sunnova Helios II Issuer LLC 2018-1A A, 4.870%, 07/20/2048	735,828	0.1
1,190,908 (2)	Sunnova Helios II Issuer LLC 2018-1A B, 7.710%, 07/20/2048	910,056	0.1
4,721,617 (2)	Sunnova Helios II Issuer LLC 2021-B B, 2.010%, 07/20/2048	3,616,191	0.4
895,656 (2)	Sunnova Helios IV Issuer LLC 2020-AA A, 2.980%, 06/20/2047	800,422	0.1
1,579,907 (2)	Sunnova Helios XII Issuer LLC 2023-B C, 6.000%, 08/22/2050	1,276,421	0.2
2,447,902 (2)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	2,007,696	0.2
2,129,671 (2)	Sunrun Atlas Issuer LLC 2019-2 A, 3.610%, 02/01/2055	1,993,097	0.2
2,105,554 (2)	Sunrun Iris Issuer LLC 2023-1A A, 5.750%, 01/30/2059	2,047,493	0.2
4,393,897 (2)	Sunrun Jupiter Issuer LLC 2022-1A A, 4.750%, 07/30/2057	4,144,021	0.5
853,058 (2)	Sunrun Xanadu Issuer LLC 2019-1A A, 3.980%, 06/30/2054	794,522	0.1
7,500,000 (1)(2)	Symphony CLO 43 Ltd. 2024-43A C, 6.852%, (TSFR3M + 2.550%), 04/15/2037	7,536,210	0.9
885,000 (1)(2)	Symphony CLO XIX Ltd. 2018-19A C, 6.319%, (TSFR3M + 2.012%), 04/16/2031	886,362	0.1
3,930,000 (2)	Taco Bell Funding LLC 2021-1A A23, 2.542%, 08/25/2051	3,333,961	0.4
3,958,500 (1)(2)	THL Credit Wind River CLO Ltd. 2017-3A CR, 7.064%, (TSFR3M + 2.762%), 04/15/2035	3,945,674	0.5
1,069,994 (2)	TIF Funding II LLC 2021-1A A, 1.650%, 02/20/2046	958,242	0.1
6,800,000 (2)	Trafigura Securitisation Finance PLC 2024-1A A2, 5.980%, 11/15/2027	6,937,911	0.8

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,384,020 (2)	Triton Container Finance VIII LLC 2021-1A B, 2.580%, 03/20/2046	$1,252,466	0.1
1,266,720 (1)(2)	Venture 33 CLO Ltd. 2018-33A CR, 6.844%, (TSFR3M + 2.542%), 07/15/2031	1,266,752	0.1
1,400,000 (1)(2)	VERDE CLO Ltd. 2019-1A CRR, 6.302%, (TSFR3M + 2.000%), 04/15/2032	1,400,217	0.2
1,358,491 (2)	Vivint Solar Financing VII LLC 2020-1A A, 2.210%, 07/31/2051	1,203,766	0.1
1,583,400 (1)(2)	Wind River CLO Ltd. 2014-1A CRR, 6.505%, (TSFR3M + 2.212%), 07/18/2031	1,585,713	0.2
3,973,266 (2)	Wingstop Funding LLC 2020-1A A2, 2.841%, 12/05/2050	3,754,852	0.4
2,835,750 (2)	Zaxbys Funding LLC 2024-1A A2I, 6.594%, 04/30/2054	2,926,606	0.3
4,417,268 (2)	Zaxby's Funding LLC 2021-1A A2, 3.238%, 07/30/2051	4,045,421	0.5
		175,758,912	20.7
	Student Loan Asset-Backed Securities: 2.5%
129,376 (2)	Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/2040	118,172	0.0
307,032 (2)	Commonbond Student Loan Trust 2016-B B, 4.000%, 10/25/2040	288,607	0.0
219,054 (2)	Commonbond Student Loan Trust 2017-AGS C, 5.280%, 05/25/2041	207,931	0.0
85,953 (2)	Commonbond Student Loan Trust 2017-BGS C, 4.440%, 09/25/2042	73,158	0.0
374,430 (2)	Commonbond Student Loan Trust 2020-AGS B, 3.160%, 08/25/2050	317,410	0.0
413,902 (1)(2)	ELFI Graduate Loan Program LLC 2019-A B, 2.940%, 03/25/2044	341,578	0.0
273,031 (2)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	270,084	0.0
725,688 (2)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	703,767	0.1

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
156,849 (2)	Navient Private Education Refi Loan Trust 2020-HA A, 1.310%, 01/15/2069	$147,472	0.0
1,950,000 (2)	Navient Private Education Refi Loan Trust 2021-DA C, 3.480%, 04/15/2060	1,821,747	0.2
2,420 (2)	Navient Private Education Refi Loan Trust 2021-DA R, 04/15/2060	1,548,523	0.2
850,000 (2)	Navient Private Education Refi Loan Trust 2021-FA B, 2.120%, 02/18/2070	595,505	0.1
1,833,000 (2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,645,837	0.2
1,000,000 (2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	981,225	0.1
874,000 (2)	SoFi Professional Loan Program LLC 2017-D BFX, 3.610%, 09/25/2040	836,176	0.1
1,000,000 (2)	SoFi Professional Loan Program LLC 2017-E C, 4.160%, 11/26/2040	960,332	0.1
2,795,000 (2)	SoFi Professional Loan Program LLC 2017-F BFX, 3.620%, 01/25/2041	2,681,124	0.3
1,398,000 (2)	SoFi Professional Loan Program Trust 2018-C BFX, 4.130%, 01/25/2048	1,344,957	0.2
1,468,000 (2)	SoFi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	1,412,957	0.2
3,529,000 (2)	SoFi Professional Loan Program Trust 2020-B BFX, 2.730%, 05/15/2046	2,933,079	0.4
2,865,000 (2)	SoFi Professional Loan Program Trust 2020-C BFX, 3.360%, 02/15/2046	2,412,288	0.3
		21,641,929	2.5
	Total Asset-Backed Securities
	(Cost $211,832,519)	203,543,831	23.9
	Total Long-Term Investments
	(Cost $792,772,040)	771,834,626	90.7

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 9.2%
	Commercial Paper: 8.9%
6,000,000	Autozone, Inc., 4.580%, 04/03/2025	$5,997,743	0.7
4,000,000	Broadcom, Inc., 4.580%, 04/02/2025	3,998,997	0.5
6,000,000	Columbia Pipelines Holding, 4.620%, 04/21/2025	5,984,095	0.7
4,000,000	Concord Minutemen Capital Co. LLC, 4.460%, 04/04/2025	3,998,046	0.5
2,210,000	Enbridge (US) Inc., 4.610%, 04/11/2025	2,206,934	0.3
6,000,000	Enbridge (US) Inc., 4.620%, 04/14/2025	5,989,387	0.7
5,000,000	Entergy Corp., 4.590%, 04/01/2025	4,999,371	0.6
6,000,000	Entergy Corp., 4.590%, 04/02/2025	5,998,490	0.7
8,000,000 (2)	Enterprise Products, 4.580%, 04/01/2025	7,998,997	0.9
3,000,000	Fiserv, Inc., 4.600%, 04/01/2025	2,999,622	0.3
6,000,000	Fiserv, Inc., 4.600%, 04/02/2025	5,998,489	0.7
6,000,000	HP, Inc., 4.820%, 04/01/2025	5,999,208	0.7
3,000,000	Kellanova, 4.640%, 04/17/2025	2,993,536	0.3
6,000,000	McCormick & Company, Inc., 4.650%, 04/04/2025	5,996,946	0.7
5,000,000	Sherwin-Williams Co., 4.500%, 04/29/2025	4,982,190	0.6
	Total Commercial Paper
	(Cost $76,151,071)	76,142,051	8.9

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.3%
2,743,000 (7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.270%
	(Cost $2,743,000)	$2,743,000	0.3
	Total Short-Term Investments
	(Cost $78,894,071)	78,885,051	9.2
	Total Investments in Securities
	(Cost $871,666,111)	$850,719,677	99.9
	Assets in Excess of Other Liabilities	478,264	0.1
	Net Assets	$851,197,941	100.0

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Variable rate security. Rate shown is the rate in effect as of March 31, 2025.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debtholders and fund expenses.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Rate shown is the 7-day yield as of March 31, 2025.

Reference Rate Abbreviations:

12MTA	12-month Treasury Average
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2025
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$290,595,341	$—	$290,595,341
Commercial Mortgage-Backed Securities	—	277,695,454	—	277,695,454
Asset-Backed Securities	—	203,543,831	—	203,543,831
Short-Term Investments	2,743,000	76,142,051	—	78,885,051
Total Investments, at fair value	$2,743,000	$847,976,677	$—	$850,719,677
Other Financial Instruments+
Futures	2,000,508	—	—	2,000,508
Total Assets	$4,743,508	$847,976,677	$—	$852,720,185
Liabilities Table
Other Financial Instruments+
Futures	$(604,368)	$—	$—	$(604,368)
Total Liabilities	$(604,368)	$—	$—	(604,368)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2025, the following futures contracts were outstanding for Voya Securitized Credit Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	1,546	06/30/25	$320,287,719	$1,530,945
U.S. Treasury 5-Year Note	110	06/30/25	11,897,187	36,350
U.S. Treasury 10-Year Note	130	06/18/25	14,458,438	197,778
U.S. Treasury Ultra Long Bond	184	06/18/25	22,494,000	235,435
			$369,137,344	$2,000,508
Short Contracts:
U.S. Treasury Long Bond	(115)	06/18/25	(13,487,344)	(157,541)
U.S. Treasury Ultra 10-Year Note	(280)	06/18/25	(31,955,000)	(446,827)
			$(45,442,344)	$(604,368)

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$2,000,508
Total Asset Derivatives		$2,000,508
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$604,368
Total Liability Derivatives		$604,368

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended March 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$3,666,300
Total	$3,666,300

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$923,360
Total	$923,360

At March 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $873,043,290.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$15,206,582
Gross Unrealized Depreciation	(36,134,055)
Net Unrealized Depreciation	$(20,927,473)

See Accompanying Notes to Financial Statements

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended March 31, 2025, were as follows:

Fund Name	Type	Per Share Amount
Voya Securitized Credit Fund
Class A	NII	$0.4487
Class I	NII	$0.4797
Class R6	NII	$0.4799
Class W	NII	$0.4733

NII — Net investment income

Pursuant to Internal Revenue Code Section 871(k)(1), Voya Securitized Credit Fund designates 84.88% of net investment income distributions as interest-related dividends.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT

At a meeting held on November 14, 2024, the Board of Trustees (“Board”) of Voya Separate Portfolios Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Securitized Credit Fund, a series of the Trust (the “Fund”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory contract (the “Sub-Advisory Contract,” and together with the Management Contract, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to the Fund (the “Sub-Adviser”), for an additional one-year period ending November 30, 2025.

In addition to the Board meeting on November 14, 2024, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2024 and November 12, 2024. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Fund, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Fund as set forth in the Management Contract, including oversight of the Fund’s operations and risk management and the oversight of its various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Fund under

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Fund.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (“Morningstar,” an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and Sub-Adviser if and when the Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted the breakpoints in the management fee schedule that will result in a lower management fee rate if and when the Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, in addition to the management fee breakpoints, the Fund has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with the Fund through such fee waivers, expense reimbursements or other expense reductions.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Fund, including whether the Manager proposed any changes thereto. The Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

The Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to the Fund, the

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing the Fund both with and without taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Fund. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Fund. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Fund and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings in relation to approving the Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2024. In addition, the Board also considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings certain additional data regarding the Fund’s more recent performance, asset levels and asset flows. The Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

In considering whether to approve the renewal of the Contracts for the Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the first quintile of its Morningstar category for the three-year period, the second quintile for the year-to-date and one-year periods, and the fourth quintile for the five-year period; and (2) the Fund outperformed its primary benchmark for all periods presented.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund's net management fee rate is ranked in the fourth quintile; (b) the Fund's contractual management fee rate is ranked in the third quintile; and (c) the Fund's net expense ratio is ranked in the fourth quintile.

In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Fund’s pricing is competitive.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to the Fund and that approval of the continuation of the Contracts is in the best interests of the Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2025.

Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

167539 (0325)

Annual Financial Statements and Other Information

March 31, 2025

◼	Voya VACS Series EMHCD Fund

◼	Voya VACS Series HYB Fund

◼	Voya VACS Series SC Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT voyainvestments.com

Go Paperless with E-Delivery!

Sign up now for on-line prospectuses, tailored shareholder reports, and proxy statements.

Just go to individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge and upon request, by calling 1-800-992-0180, or by accessing the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya VACS Series EMHCD Fund, Voya VACS Series HYB Fund and Voya VACS Series SC Fund and the Board of Trustees of Voya Separate Portfolios Trust and Voya Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya VACS Series EMHCD Fund, Voya VACS Series HYB Fund and Voya VACS Series SC Fund (collectively referred to as the “Funds”) (each a fund constituting Voya Separate Portfolios Trust, Voya Funds Trust and Voya Separate Portfolios Trust, respectively (collectively referred to as the “Trusts”)), including the portfolios of investments, as of March 31, 2025, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds at March 31, 2025 and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the Trusts	Statement of Operations	Statements of changes in net assets	Financial highlights
Voya VACS Series EMHCD Fund	For the year ended March 31, 2025	For each of the two years in the period ended March 31, 2025	For each of the two years in the period ended March 31, 2025 and the period from February 17, 2023 (commencement of operations) through March 31, 2023
Voya VACS Series HYB Fund	For the year ended March 31, 2025	For each of the two years in the period ended March 31, 2025	For each of the two years in the period ended March 31, 2025 and the period from February 24, 2023 (commencement of operations) through March 31, 2023
Voya VACS Series SC Fund	For the year ended March 31, 2025	For each of the two years in the period ended March 31, 2025	For each of the two years in the period ended March 31, 2025 and the period from March 03, 2023 (commencement of operations) through March 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trusts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trusts are not required to have, nor were we engaged to perform, an audit of the Trusts’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation

1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

of securities owned as of March 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

May 29, 2025

2

STATEMENTS OF ASSETS AND LIABILITIES as of March 31, 2025

	Voya VACS Series	Voya VACS Series	Voya VACS Series
	EMHCD Fund	HYB Fund	SC Fund
ASSETS:
Investments in securities at fair value+*	$106,096,386	$165,555,314	$183,163,734
Short-term investments at fair value†	9,774,636	13,225,247	24,301,675
Cash	73,204	10,705	1,165,044
Cash collateral for futures contracts	97,498	–	564,390
Foreign currencies at value‡	441	–	–
Receivables:
Investment securities sold	768,280	1,886,475	381,897
Dividends	3,276	2,538	2,283
Interest	1,597,425	2,647,484	823,658
Variation margin on futures contracts	3,922	–	2,227
Prepaid expenses	13,043	19,846	15,877
Reimbursement due from Investment Adviser	–	–	46,385
Other assets	546	594	915
Total assets	118,428,657	183,348,203	210,468,085

LIABILITIES:
Income distribution payable	–	–	286,440
Payable for investment securities purchased	1,316,331	3,744,127	2,952,763
Payable for fund shares redeemed	2,699	50,560	20,407
Payable upon receipt of securities loaned	4,366,529	8,880,855	–
Payable to trustees under the deferred compensation plan (Note 5)	546	594	915
Payable for trustee fees	291	370	514
Payable for foreign capital gains tax	66,658	–	–
Other accrued expenses and liabilities	50,812	59,080	72,560
Total liabilities	5,803,866	12,735,586	3,333,599
NET ASSETS	$112,624,791	$170,612,617	$207,134,486

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$109,290,118	$168,865,577	$194,793,886
Total distributable earnings	3,334,673	1,747,040	12,340,600
NET ASSETS	$112,624,791	$170,612,617	$207,134,486

+ Including securities loaned at value	$4,229,395	$8,628,083	$—
* Cost of investments in securities	$103,435,387	$164,482,694	$171,581,227
† Cost of short-term investments	$9,775,158	$13,225,705	$24,304,604
‡ Cost of foreign currencies	$441	$—	$—

Net assets	$112,624,791	$170,612,617	$207,134,486
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	11,124,920	16,731,719	19,554,090
Net asset value and redemption price per share	$10.12	$10.20	$10.59

See Accompanying Notes to Financial Statements

3

STATEMENTS OF OPERATIONS for the year ended March 31, 2025

	Voya VACS Series	Voya VACS Series	Voya VACS Series
	EMHCD Fund	HYB Fund	SC Fund
INVESTMENT INCOME:
Dividends	$36,717	$37,704	$56,995
Interest, net of foreign taxes withheld*	8,261,368	10,925,334	12,683,568
Securities lending income, net	20,460	47,917	—
Other	635	788	1,120
Total investment income	8,319,180	11,011,743	12,741,683

EXPENSES:
Transfer agent fees	530	432	320
Shareholder reporting expense	1,068	730	3,774
Registration fees	26,307	31,358	23,277
Professional fees	70,745	99,243	125,360
Custody and accounting expense	44,955	37,115	42,740
Trustee fees	2,907	3,696	5,145
Miscellaneous expense	11,049	13,679	13,468
Total expenses	157,561	186,253	214,084
Waived and reimbursed fees	—	—	(107,814)
Net expenses	157,561	186,253	106,270
Net investment income	8,161,619	10,825,490	12,635,413
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	4,087,379	978,232	1,003,356
Futures	(233,776)	—	1,099,242
Net realized gain	3,853,603	978,232	2,102,598
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	(3,160,756)	(2,106,748)	2,840,554
Foreign currency related transactions	(1)	—	—
Futures	(56,011)	—	269,242
Net change in unrealized appreciation (depreciation)	(3,216,768)	(2,106,748)	3,109,796
Net realized and unrealized gain (loss)	636,835	(1,128,516)	5,212,394
Increase in net assets resulting from operations	$8,798,454	$9,696,974	$17,847,807

* Foreign taxes withheld	$488	$—	$—
^ Foreign capital gains taxes withheld	$20,237	$—	$—
# Change in foreign capital gains taxes accrued	$46,421	$—	$—

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Series EMHCD Fund		Voya VACS Series HYB Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$8,161,619	$9,140,803	$10,825,490	$9,995,957
Net realized gain (loss)	3,853,603	2,392,274	978,232	(305,492)
Net change in unrealized appreciation (depreciation)	(3,216,768)	5,515,400	(2,106,748)	1,852,476
Increase in net assets resulting from operations	8,798,454	17,048,477	9,696,974	11,542,941
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(12,678,907)	(10,236,184)	(10,876,527)	(9,938,067)
Total distributions	(12,678,907)	(10,236,184)	(10,876,527)	(9,938,067)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,193,590	191,064	86,853,420	232,044
Reinvestment of distributions	12,678,907	10,236,184	10,863,512	9,938,067
	20,872,497	10,427,248	97,716,932	10,170,111
Cost of shares redeemed	(28,221,967)	(35,087,866)	(53,768,017)	(8,177,674)
Net increase (decrease) in net assets resulting from capital share transactions	(7,349,470)	(24,660,618)	43,948,915	1,992,437
Net increase (decrease) in net assets	(11,229,923)	(17,848,325)	42,769,362	3,597,311
NET ASSETS:
Beginning of year or period	123,854,714	141,703,039	127,843,255	124,245,944
End of year or period	$112,624,791	$123,854,714	$170,612,617	$127,843,255

See Accompanying Notes to Financial Statements

5

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Series SC Fund
	Year Ended	Year Ended
	March 31,	March 31,
	2025	2024
FROM OPERATIONS:
Net investment income	$12,635,413	$11,457,211
Net realized gain (loss)	2,102,598	(1,237,582)
Net change in unrealized appreciation (depreciation)	3,109,796	8,940,471
Increase in net assets resulting from operations	17,847,807	19,160,100
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(12,613,918)	(11,969,446)
Total distributions	(12,613,918)	(11,969,446)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	55,669,247	4,851,900
Reinvestment of distributions	8,161,756	5,140,590
	63,831,003	9,992,490
Cost of shares redeemed	(64,445,145)	(51,131,440)
Net decrease in net assets resulting from capital share transactions	(614,142)	(41,138,950)
Net increase (decrease) in net assets	4,619,747	(33,948,296)
NET ASSETS:
Beginning of year or period	202,514,739	236,463,035
End of year or period	$207,134,486	$202,514,739

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya VACS Series EMHCD Fund
03-31-25	10.53	0.73	•	0.04	0.77	0.72	0.46	—	1.18	—	10.12	7.54	0.14	0.14	0.14	7.02	112,625	107
03-31-24	10.03	0.67	•	0.58	1.25	0.67	0.08	—	0.75	—	10.53	12.98	0.13	0.13	0.13	6.68	123,855	120
02-17-23(4)-03-31-23	10.00	0.07	•	0.03	0.10	0.07	—	—	0.07	—	10.03	0.98	0.08	0.08	0.08	6.43	141,703	14
Voya VACS Series HYB Fund
03-31-25	10.24	0.75	•	(0.03)	0.72	0.76	—	—	0.76	—	10.20	7.26	0.13	0.13	0.13	7.32	170,613	86
03-31-24	10.11	0.82	•	0.13	0.95	0.82	—	—	0.82	—	10.24	9.85	0.12	0.12	0.12	8.18	127,843	56
02-24-23(4)-03-31-23	10.00	0.08	•	0.11	0.19	0.08	—	—	0.08	—	10.11	1.86	0.07	0.07	0.07	8.38	124,241	2
Voya VACS Series SC Fund
03-31-25	10.33	0.64	•	0.26	0.90	0.64	—	—	0.64	—	10.59	8.97	0.10	0.05	0.05	6.14	207,134	28
03-31-24	10.00	0.54	•	0.36	0.90	0.50	0.07	—	0.57	—	10.33	9.21	0.08	0.05	0.05	5.32	202,515	16
03-03-23(4)-03-31-23	10.00	0.04	•	(0.01)	0.03	0.03	—	—	0.03	—	10.00	0.35	0.07	0.05	0.05	5.17	236,463	—

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

7

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025

NOTE 1 — ORGANIZATION

Voya Funds Trust is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). It was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of nine separately managed series. This report is for Voya VACS Series HYB Fund (“HYB”), a diversified series of Voya Funds Trust.

Voya Separate Portfolios Trust is a Delaware statutory trust and is registered as an open-end management investment company under the 1940 Act. It was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fourteen separately managed series. This report is for Voya VACS Series EMHCD Fund (“EMHCD”), a non-diversified series of Voya Separate Portfolios Trust and Voya Series SC Fund (“SC”), a diversified series of Voya Separate Portfolios Trust.

Voya Funds Trust and Voya Separate Portfolios Trust are each a “Trust” and collectively referred to as the “Trusts.” HYB, EMHCD and SC are each a “Fund” and collectively referred as the “Funds.” The investment objective of the Funds is described in each Fund’s Prospectus.

The Funds do not have a share class designation. All shareholders are allocated the common expenses of a fund and earn income and realized gains/ losses from a fund. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Investments Distributor, LLC (“VID”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent each Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the

8

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net

9

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. Each Fund’s investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow each Fund to pursue its objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of their investment objectives, each Fund may seek to increase or decrease their exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Foreign Exchange Rate Risk. To the extent that each Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest

10

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. Each Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Each Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

Each Fund may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

Each Fund’s Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between a Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in a Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Fund’s Master Agreements.

There were no open OTC derivatives for any Fund at March 31, 2025.

E. Forward Foreign Currency Transactions and Futures Contracts. Each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Fund

11

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. The Funds intend to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.

Upon entering into a futures contract, each Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended March 31, 2025, EMHCD and SC had purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve while maintaining overall duration. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended March 31, 2025, the Funds had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
EMHCD	$16,708,338	$14,169,206
SC	47,413,351	24,523,266

Please refer to the tables within the Portfolio of Investments for open futures contracts at March 31, 2025. HYB did not enter into any futures contracts during the year ended March 31, 2025.

F. Distributions to Shareholders. Each Fund records distributions to the shareholders on the ex-dividend date. The Funds distribute capital gains, if any, annually. The Funds declare dividends daily and pay dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of a Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

Each Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

12

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a) (2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

J. Indemnifications. In the normal course of business, the Trusts may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended March 31, 2025, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
EMHCD	$119,188,842	$132,736,513
HYB	163,753,892	122,441,268
SC	50,737,918	65,667,884

U.S. government securities not included above were as follows:

	Purchases	Sales
HYB	$1,653,351	$—
SC	1,650,750	1,729,846

NOTE 4 — INVESTMENT MANAGEMENT FEES

Each Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

There is no management fee charged per the Management Agreement for EMHCD, HYB, and SC.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages each Fund’s assets in accordance with each Fund’s investment objectives, policies, and limitations.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At March 31, 2025, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:

Subsidiary/ Affiliated Investment Company	Fund	Percentage

Voya Balanced Income Portfolio	EMHCD	9.17%
	HYB	17.44
	SC	15.65

Voya Intermediate Bond Portfolio	EMHCD	68.34
	HYB	16.21
	SC	27.25

Voya Investment Management Co. LLC	EMHCD	16.96
	HYB	22.46
	SC	38.77

Voya Retirement Insurance and Annuity Company	HYB	31.48

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from

13

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended March 31, 2025, the Funds did not pay any amounts for affiliated recordkeeping services.

NOTE 6 — EXPENSE LIMITATION AGREEMENTS

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trusts, on behalf of each Fund, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

Fund	Expense Limit
EMHCD	0.15%
HYB	0.15%
SC	0.05%

The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of March 31, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	March 31,
	2026	2027	2028	Total
SC	$3,164	$67,007	$107,814	$177,985

The Expense Limitation Agreement is contractual through August 1, 2025 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — LINE OF CREDIT

Effective on June 10, 2024, the Funds, in addition to certain other funds managed by the Investment Adviser, each Fund entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Funds did not utilize the line of credit during the year ended March 31, 2025.

14

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars are as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
EMHCD
3/31/2025	765,918	—	1,231,864	(2,638,253)	—	(640,471)	8,193,590	—	12,678,907	(28,221,967)	—	(7,349,470)
3/31/2024	19,005	—	1,013,377	(3,396,842)	—	(2,364,460)	191,064	—	10,236,184	(35,087,866)	—	(24,660,618)
HYB
3/31/2025	8,432,276	—	1,057,901	(5,242,381)	—	4,247,796	86,853,420	—	10,863,512	(53,768,017)	—	43,948,915
3/31/2024	23,074	—	987,151	(817,694)	—	192,531	232,044	—	9,938,067	(8,177,674)	—	1,992,437
SC
3/31/2025	5,293,232	—	776,201	(6,115,427)	—	(45,994)	55,669,247	—	8,161,756	(64,445,145)	—	(614,142)
3/31/2024	474,327	—	506,298	(5,035,221)	—	(4,054,596)	4,851,900	—	5,140,590	(51,131,440)	—	(41,138,950)

NOTE 9 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of March 31, 2025:

EMHCD
	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
BofA Securities Inc	$111,787	$(111,787)	$—
Jefferies International Ltd	229,151	(229,151)	—
Jefferies LLC	1,883,896	(1,883,896)	—
JP Morgan Securities Plc.	1,431,291	(1,431,291)	—
Merrill Lynch International	573,270	(573,270)	—
Total	$4,229,395	$(4,229,395)	$—

(1)	Cash collateral with a fair value of $4,366,529 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

HYB
	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
BofA Securities Inc	$5,738,962	$(5,738,962)	$—
Citadel Clearing LLC	87,036	(87,036)	—
Scotia Capital (USA) INC	614,237	(614,237)	—
State Street Bank and Trust Company	1,560,482	(1,560,482)	—

15

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 9 — SECURITIES LENDING (continued)

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Truist Securities INC	$64,872	$(64,872)	$—
Wells Fargo Bank NA	562,494	(562,494)	—
Total	$8,628,083	$(8,628,083)	$—

(1)	Cash collateral with a fair value of $8,880,855 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts, paydowns, perpetual preferred securities, and wash sale deferrals.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	March 31, 2025		March 31, 2024
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
EMHCD	$9,810,009	$2,868,898	$9,795,774	$440,410
HYB	10,876,527	—	9,938,067	—
SC	12,613,918	—	11,312,104	657,342

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2025, were:

	Undistributed	Undistributed	Unrealized				Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards			Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
EMHCD	$—	$711,097	$2,669,997	$—	—	$(46,421)	$3,334,673
HYB	19,036	666,786	1,061,218	—	—	—	1,747,040
SC	1,253,328	—	11,579,578	(62,831)	Short-term	(286,440)	12,340,601
				(143,034)	Long-term
				$(205,865)

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of March 31, 2025, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

16

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund's service providers.

NOTE 12 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Funds financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Funds have one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Funds holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Funds performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to March 31, 2025, the Funds declared dividends from net investment income of:

	Per Share	Payable	Record
	Amount	Date	Date
EMHCD	$0.0585	May 1, 2025	Daily
HYB	$0.0566	May 1, 2025	Daily
SC	$0.0520	May 1, 2025	Daily

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial

17

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 13 — SUBSEQUENT EVENTS (continued)

statements. Other than the above, no such subsequent events were identified.

18

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: 61.0%
	Angola: 1.0%
550,000 (1)	Angolan Government International Bond, 8.000%, 11/26/2029	$488,812	0.4
750,000	Angolan Government International Bond, 8.750%, 04/14/2032	644,180	0.6
		1,132,992	1.0
	Argentina: 2.3%
1,041,724 (2)	Argentine Republic Government International Bond, 0.750% (Step Rate @ 1.750% on 07/09/2027), 07/09/2030	759,938	0.7
201,700	Argentine Republic Government International Bond, 1.000%, 07/09/2029	156,761	0.1
2,156,220 (2)	Argentine Republic Government International Bond, 4.125% (Step Rate @ 4.750% on 07/09/2027), 07/09/2035	1,350,872	1.2
451,019 (3)	Argentine Republic Government International Bond, 5.000%, 01/09/2038	297,616	0.3
		2,565,187	2.3
	Bahrain: 2.1%
1,700,000	Bahrain Government International Bond, 7.375%, 05/14/2030	1,776,781	1.6
600,000 (1)	Bahrain Government International Bond, 7.500%, 02/12/2036	627,750	0.5
		2,404,531	2.1
	Benin: 0.2%
200,000	Benin Government International Bond, 8.375%, 01/23/2041	190,250	0.2

	Brazil: 2.5%
400,000	Brazilian Government International Bond, 5.625%, 02/21/2047	328,800	0.3
500,000	Brazilian Government International Bond, 6.000%, 10/20/2033	488,500	0.4
200,000	Brazilian Government International Bond, 6.125%, 03/15/2034	195,200	0.2
945,000	Brazilian Government International Bond, 6.250%, 03/18/2031	966,735	0.8
			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Brazil: (continued)
900,000	Brazilian Government International Bond, 7.125%, 05/13/2054	$864,225	0.8
		2,843,460	2.5
	Colombia: 3.4%
500,000	Colombia Government International Bond, 3.250%, 04/22/2032	391,375	0.4
800,000	Colombia Government International Bond, 4.125%, 05/15/2051	459,000	0.4
550,000	Colombia Government International Bond, 5.000%, 06/15/2045	372,075	0.3
500,000	Colombia Government International Bond, 6.125%, 01/18/2041	409,000	0.4
500,000	Colombia Government International Bond, 7.750%, 11/07/2036	491,000	0.4
464,000	Colombia Government International Bond, 8.000%, 04/20/2033	480,240	0.4
455,000	Colombia Government International Bond, 8.000%, 11/14/2035	459,550	0.4
775,000	Colombia Government International Bond, 8.375%, 11/07/2054	744,387	0.7
		3,806,627	3.4
	Costa Rica: 0.9%
575,000	Costa Rica Government International Bond, 6.125%, 02/19/2031	583,625	0.5
450,000 (1)	Costa Rica Government International Bond, 7.300%, 11/13/2054	466,650	0.4
		1,050,275	0.9
	Dominican Republic: 3.0%
200,000 (1)	Dominican Republic International Bond, 4.875%, 09/23/2032	182,674	0.2
500,000 (1)	Dominican Republic International Bond, 5.300%, 01/21/2041	423,563	0.4
1,050,000 (4)	Dominican Republic International Bond, 5.875%, 01/30/2060	888,825	0.8
550,000	Dominican Republic International Bond, 6.000%, 07/19/2028	555,070	0.5
350,000 (1)	Dominican Republic International Bond, 6.000%, 02/22/2033	341,600	0.3

See Accompanying Notes to Financial Statements

19

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Dominican Republic: (continued)
825,000 (1)	Dominican Republic International Bond, 6.950%, 03/15/2037	$835,725	0.7
150,000 (1)(4)	Dominican Republic International Bond, 7.050%, 02/03/2031	155,475	0.1
		3,382,932	3.0
	Ecuador: 0.9%
442,550 (1)(2)	Ecuador Government International Bond, 5.000% (Step Rate @ 5.500% on 07/31/2026), 07/31/2040	198,705	0.2
882,267 (1)(2)	Ecuador Government International Bond, 5.500% (Step Rate @ 6.900% on 07/31/2025), 07/31/2035	436,722	0.4
369,817 (3)	Ecuador Government International Bond, 6.900%, 07/31/2030	221,058	0.2
300,000 (3)	Ecuador Government International Bond, 6.900%, 07/31/2030	179,325	0.1
		1,035,810	0.9
	Egypt: 2.5%
800,000	Egypt Government International Bond, 5.800%, 09/30/2027	748,848	0.7
500,000 (1)	Egypt Government International Bond, 7.500%, 02/16/2061	333,655	0.3
575,000 (1)	Egypt Government International Bond, 8.625%, 02/04/2030	557,209	0.5
1,250,000 (1)	Egypt Government International Bond, 8.700%, 03/01/2049	955,625	0.8
350,000 (1)	Egypt Government International Bond, 8.875%, 05/29/2050	271,562	0.2
		2,866,899	2.5
	Ghana: 1.1%
568,700 (2)	Ghana Government International Bond, 5.000% (Step Rate @ 6.000% on 07/03/2028), 07/03/2029	496,197	0.4
817,800 (2)	Ghana Government International Bond, 5.000% (Step Rate @ 6.000% on 07/03/2028), 07/03/2035	580,152	0.5
			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Ghana: (continued)
56,400 (5)	Ghana Government International Bond, 5.080%, 07/03/2026	$52,992	0.1
129,721 (5)	Ghana Government International Bond, 5.390%, 01/03/2030	101,020	0.1
		1,230,361	1.1
	Guatemala: 1.6%
435,000 (1)	Guatemala Government Bond, 5.250%, 08/10/2029	429,345	0.4
600,000 (1)	Guatemala Government Bond, 6.050%, 08/06/2031	601,500	0.5
250,000 (1)	Guatemala Government Bond, 6.550%, 02/06/2037	249,750	0.2
500,000 (1)	Guatemala Government Bond, 6.600%, 06/13/2036	505,500	0.5
		1,786,095	1.6
	Honduras: 0.4%
250,000	Honduras Government International Bond, 5.625%, 06/24/2030	225,875	0.2
200,000	Honduras Government International Bond, 6.250%, 01/19/2027	197,600	0.2
		423,475	0.4
	Hungary: 1.7%
500,000 (1)	Hungary Government International Bond, 3.125%, 09/21/2051	297,943	0.2
450,000 (1)	Hungary Government International Bond, 5.500%, 06/16/2034	436,050	0.4
500,000	Hungary Government International Bond 30Y, 7.625%, 03/29/2041	564,150	0.5
650,000 (1)	Magyar Export-Import Bank Zrt, 6.125%, 12/04/2027	663,203	0.6
		1,961,346	1.7
	India: 0.2%
300,000	Export-Import Bank of India, 2.250%, 01/13/2031	257,951	0.2

	Indonesia: 1.7%
350,000	Indonesia Government International Bond, 5.250%, 01/17/2042	336,437	0.3
320,000	Indonesia Government International Bond, 5.450%, 09/20/2052	307,360	0.3

See Accompanying Notes to Financial Statements

20

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Indonesia: (continued)
1,050,000	Indonesia Government International Bond, 8.500%, 10/12/2035	$1,308,300	1.1
		1,952,097	1.7
	Ivory Coast: 1.2%
300,000 (1)	Ivory Coast Government International Bond, 7.625%, 01/30/2033	292,048	0.3
550,000	Ivory Coast Government International Bond, 8.075%, 04/01/2036	526,453	0.5
375,000 (1)	Ivory Coast Government International Bond, 8.250%, 01/30/2037	360,469	0.3
170,269 (3)	Ivory Coast Government International Bond REGs, 5.750%, 12/31/2032	162,036	0.1
		1,341,006	1.2
	Jamaica: 0.9%
400,000	Jamaica Government International Bond, 7.875%, 07/28/2045	461,200	0.4
500,000	Jamaica Government International Bond, 8.000%, 03/15/2039	581,000	0.5
		1,042,200	0.9
	Jordan: 0.8%
1,000,000 (1)	Jordan Government International Bond, 5.850%, 07/07/2030	926,250	0.8

	Kenya: 1.4%
250,000 (4)	Republic of Kenya Government International Bond, 6.300%, 01/23/2034	194,714	0.2
500,000	Republic of Kenya Government International Bond, 7.250%, 02/28/2028	481,250	0.4
225,000	Republic of Kenya Government International Bond, 8.000%, 05/22/2032	201,938	0.2
250,000 (4)	Republic of Kenya Government International Bond, 8.250%, 02/28/2048	197,187	0.2
			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Kenya: (continued)
525,000 (1)	Republic of Kenya Government International Bond, 9.500%, 03/05/2036	$478,012	0.4
		1,553,101	1.4
	Lebanon: 0.6%
2,000,000 (6)	Lebanon Government International Bond, 6.100%, 10/04/2022	315,000	0.3
2,000,000 (6)	Lebanon Government International Bond 10Y, 6.850%, 03/23/2027	315,000	0.3
		630,000	0.6
	Mexico: 3.1%
740,000	Mexico Government International Bond, 3.250%, 04/16/2030	670,348	0.6
950,000	Mexico Government International Bond, 4.875%, 05/19/2033	876,850	0.8
1,179,000	Mexico Government International Bond, 6.338%, 05/04/2053	1,076,427	0.9
652,000	Mexico Government International Bond, 6.875%, 05/13/2037	669,604	0.6
227,000	Mexico Government International Bond, 7.375%, 05/13/2055	233,242	0.2
		3,526,471	3.1
	Morocco: 0.3%
500,000 (1)	Morocco Government International Bond, 4.000%, 12/15/2050	342,190	0.3

	Nigeria: 2.3%
500,000	Nigeria Government International Bond, 6.500%, 11/28/2027	480,815	0.4
550,000 (1)	Nigeria Government International Bond, 7.375%, 09/28/2033	464,244	0.4
500,000	Nigeria Government International Bond, 7.696%, 02/23/2038	404,598	0.4
475,000	Nigeria Government International Bond, 7.875%, 02/16/2032	422,669	0.4
300,000	Nigeria Government International Bond, 7.875%, 02/16/2032	266,949	0.2
500,000	Nigeria Government International Bond, 10.375%, 12/09/2034	502,500	0.5
		2,541,775	2.3

See Accompanying Notes to Financial Statements

21

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Oman: 0.9%
600,000	Oman Government International Bond, 6.000%, 08/01/2029	$615,438	0.6
350,000 (1)	Oman Government International Bond, 6.500%, 03/08/2047	354,695	0.3
		970,133	0.9
	Panama: 2.1%
300,000	Panama Government International Bond, 4.500%, 04/16/2050	192,525	0.2
575,000	Panama Government International Bond, 4.500%, 04/01/2056	353,050	0.3
550,000	Panama Government International Bond, 4.500%, 01/19/2063	335,569	0.3
500,000	Panama Government International Bond, 6.400%, 02/14/2035	470,719	0.4
550,000	Panama Government International Bond, 6.700%, 01/26/2036	527,587	0.5
410,000	Panama Government International Bond, 7.500%, 03/01/2031	426,195	0.4
		2,305,645	2.1
	Paraguay: 1.4%
43,000	Paraguay Government International Bond, 5.000%, 04/15/2026	43,034	0.0
650,000	Paraguay Government International Bond, 5.600%, 03/13/2048	574,600	0.5
550,000 (1)	Paraguay Government International Bond, 5.850%, 08/21/2033	553,162	0.5
425,000 (1)	Paraguay Government International Bond, 6.000%, 02/09/2036	425,850	0.4
		1,596,646	1.4
	Peru: 0.2%
250,000	Peruvian Government International Bond, 5.625%, 11/18/2050	238,250	0.2

	Philippines: 0.9%
550,000	Philippine Government International Bond, 5.500%, 01/17/2048	541,640	0.5
500,000	Philippine Government International Bond, 5.950%, 10/13/2047	519,500	0.4
		1,061,140	0.9
			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Poland: 1.2%
590,000	Republic of Poland Government International Bond, 5.375%, 02/12/2035	$592,803	0.5
800,000	Republic of Poland Government International Bond, 5.500%, 03/18/2054	751,200	0.7
		1,344,003	1.2
	Qatar: 0.6%
550,000 (1)	Qatar Government International Bond, 4.400%, 04/16/2050	472,725	0.4
250,000 (1)(4)	Qatar Government International Bond, 4.817%, 03/14/2049	229,545	0.2
		702,270	0.6
	Romania: 3.6%
1,250,000 (1)(4)	Romanian Government International Bond, 3.000%, 02/14/2031	1,048,125	0.9
500,000 (1)	Romanian Government International Bond, 3.625%, 03/27/2032	419,000	0.4
200,000	Romanian Government International Bond, 4.000%, 02/14/2051	122,563	0.1
300,000	Romanian Government International Bond, 5.125%, 06/15/2048	227,475	0.2
684,000 (1)	Romanian Government International Bond, 5.750%, 03/24/2035	619,875	0.5
300,000	Romanian Government International Bond, 6.375%, 01/30/2034	289,125	0.3
1,218,000 (1)	Romanian Government International Bond, 6.375%, 01/30/2034	1,173,848	1.0
200,000	Romanian Government International Bond, 7.625%, 01/17/2053	199,860	0.2
		4,099,871	3.6
	Saudi Arabia: 3.3%
1,700,000	Saudi Government International Bond, 3.450%, 02/02/2061	1,057,349	0.9

See Accompanying Notes to Financial Statements

22

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Saudi Arabia: (continued)
600,000	Saudi Government International Bond, 3.750%, 01/21/2055	$407,856	0.4
850,000 (1)	Saudi Government International Bond, 5.500%, 10/25/2032	872,296	0.8
825,000	Saudi Government International Bond, 5.625%, 01/13/2035	848,306	0.8
500,000	Saudi Government International Bond, 5.750%, 01/16/2054	477,112	0.4
		3,662,919	3.3
	Senegal: 0.3%
500,000	Senegal Government International Bond, 6.250%, 05/23/2033	373,750	0.3

	Serbia: 0.4%
250,000	Serbia International Bond, 2.125%, 12/01/2030	206,407	0.2
275,000 (1)	Serbia International Bond, 6.500%, 09/26/2033	283,423	0.2
		489,830	0.4
	South Africa: 2.8%
1,300,000	Republic of South Africa Government International Bond, 4.300%, 10/12/2028	1,226,875	1.1
500,000	Republic of South Africa Government International Bond, 5.750%, 09/30/2049	368,250	0.3
250,000	Republic of South Africa Government International Bond, 5.875%, 04/20/2032	237,813	0.2
600,000	Republic of South Africa Government International Bond, 6.300%, 06/22/2048	477,750	0.4
450,000 (1)	Republic of South Africa Government International Bond, 7.100%, 11/19/2036	437,625	0.4
450,000 (1)	Republic of South Africa Government International Bond, 7.950%, 11/19/2054	423,956	0.4
		3,172,269	2.8
			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Sri Lanka: 1.2%
202,000 (1)(2)	Sri Lanka Government International Bond, 3.100% (Step Rate @ 3.350% on 07/15/2027), 01/15/2030	$178,467	0.1
396,220 (1)(2)	Sri Lanka Government International Bond, 3.350% (Step Rate @ 3.600% on 09/15/2027), 03/15/2033	310,290	0.3
371,514 (1)(2)	Sri Lanka Government International Bond, 3.600% (Step Rate @ 3.850% on 08/15/2027), 02/15/2038	292,428	0.3
185,679 (1)(2)	Sri Lanka Government International Bond, 3.600% (Step Rate @ 3.850% on 11/15/2027), 05/15/2036	145,038	0.1
267,540 (1)(2)	Sri Lanka Government International Bond, 3.600% (Step Rate @ 5.100% on 12/15/2027), 06/15/2035	181,426	0.2
236,034 (1)	Sri Lanka Government International Bond, 4.000%, 04/15/2028	221,842	0.2
		1,329,491	1.2
	Trinidad and Tobago: 0.4%
400,000 (1)	Trinidad & Tobago Government International Bond, 6.400%, 06/26/2034	393,000	0.4

	Turkey: 2.7%
300,000	Turkey Government International Bond 10Y, 5.125%, 02/17/2028	291,132	0.3
800,000	Turkey Government International Bond 10Y, 7.625%, 04/26/2029	825,000	0.7
595,000	Turkey Government International Bond 12Y, 6.500%, 09/20/2033	559,300	0.5
550,000	Turkey Government International Bond 30Y, 6.000%, 01/14/2041	451,550	0.4

See Accompanying Notes to Financial Statements

23

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Turkey: (continued)
600,000	Turkey Government International Bond 5Y, 9.875%, 01/15/2028	$654,450	0.6
200,000 (1)	Turkiye Ihracat Kredi Bankasi AS, 9.000%, 01/28/2027	208,187	0.2
		2,989,619	2.7
	Ukraine: 1.5%
110,474 (1)(2)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2030	56,894	0.1
412,832 (1)(2)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2034	164,101	0.1
348,869 (1)(2)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2035	193,622	0.2
290,724 (1)(2)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2036	160,625	0.1
299,400 (1)(2)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2029	194,610	0.2
618,033 (1)(2)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2034	330,648	0.3
569,548 (1)(2)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2035	299,013	0.3
535,466 (1)(2)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2036	277,103	0.2
		1,676,616	1.5
			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	United Arab Emirates: 0.2%
250,000 (1)	Finance Department Government of Sharjah, 6.500%, 11/23/2032	$259,688	0.2

	Uruguay: 0.2%
123,334	Uruguay Government International Bond, 4.375%, 10/27/2027	123,396	0.1
51,825	Uruguay Government International Bond, 4.375%, 01/23/2031	51,047	0.1
		174,443	0.2
	Venezuela: 0.4%
175,000	Venezuela Government International Bond, 7.000%, 03/31/2038	33,513	0.0
550,000 (6)	Venezuela Government International Bond, 9.250%, 09/15/2027	114,641	0.1
275,000	Venezuela Government International Bond, 9.250%, 05/07/2028	53,625	0.1
200,000	Venezuela Government International Bond, 9.375%, 01/13/2034	47,000	0.0
425,000	Venezuela Government International Bond, 11.750%, 10/21/2026	89,887	0.1
575,000	Venezuela Government International Bond, 11.950%, 08/05/2031	118,737	0.1
		457,403	0.4
	Zambia: 0.6%
439,337 (1)	Zambia Government International Bond, 0.500%, 12/31/2053	267,996	0.2
442,266 (1)(2)	Zambia Government International Bond, 5.750% (Step Rate @ 7.500% on 06/30/2031), 06/30/2033	386,429	0.4
		654,425	0.6
	Total Sovereign Bonds
	(Cost $66,742,278)	68,744,692	61.0
CORPORATE BONDS/NOTES: 33.2%
	Argentina: 0.4%
500,000 (1)	YPF SA, 8.250%, 01/17/2034	498,063	0.4

See Accompanying Notes to Financial Statements

24

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Brazil: 2.8%
650,000 (1)(4)	Ambipar Lux Sarl, 10.875%, 02/05/2033	$665,925	0.6
750,000 (1)	Minerva Luxembourg SA, 8.875%, 09/13/2033	798,525	0.7
500,000 (1)	Raizen Fuels Finance SA, 5.700%, 01/17/2035	475,075	0.4
500,000 (1)	Raizen Fuels Finance SA, 6.700%, 02/25/2037	500,525	0.4
750,000 (1)	Sitios Latinoamerica SAB de CV, 6.000%, 11/25/2029	757,927	0.7
		3,197,977	2.8
	Chile: 5.5%
416,000 (1)(3)(4)	Banco del Estado de Chile, 7.950%, 12/31/2199	436,956	0.4
725,000 (1)	Chile Electricity Lux Mpc II Sarl, 5.580%, 10/20/2035	725,145	0.6
500,000 (1)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	392,875	0.3
250,000	Corp Nacional del Cobre de Chile, 5.125%, 02/02/2033	241,375	0.2
725,000 (1)	Corp Nacional del Cobre de Chile, 5.950%, 01/08/2034	735,513	0.7
425,000 (1)	Corp Nacional del Cobre de Chile, 6.300%, 09/08/2053	422,078	0.4
550,000 (1)	Corp Nacional del Cobre de Chile, 6.330%, 01/13/2035	568,150	0.5
506,000 (1)	Corp Nacional del Cobre de Chile, 6.780%, 01/13/2055	522,445	0.5
400,000 (1)	Empresa de Pasajeros Metro S.A., 3.693%, 09/13/2061	264,775	0.2
300,000 (1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	235,200	0.2
900,000 (1)	Empresa Nacional del Petroleo, 5.950%, 07/30/2034	908,100	0.8
725,000 (1)	Engie Energia Chile SA, 6.375%, 04/17/2034	750,150	0.7
		6,202,762	5.5
	Colombia: 0.7%
840,000	Ecopetrol SA, 8.375%, 01/19/2036	821,394	0.7
			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Dominican Republic: 1.1%
1,175,000 (1)	Aeropuertos Dominicanos Siglo XXI SA, 7.000%, 06/30/2034	$1,183,977	1.1

	India: 0.4%
425,000 (1)(4)	IRB Infrastructure Developers Ltd., 7.110%, 03/11/2032	428,719	0.4

	Indonesia: 2.9%
500,000 (1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	471,500	0.4
300,000 (1)	Pertamina Persero PT, 3.100%, 01/21/2030	275,063	0.3
550,000	Pertamina Persero PT, 5.625%, 05/20/2043	513,777	0.5
550,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 3.000%, 06/30/2030	494,313	0.4
475,000 (1)	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.125%, 05/15/2027	466,687	0.4
550,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.125%, 05/15/2027	540,375	0.5
500,000 (1)	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.250%, 01/25/2049	488,562	0.4
		3,250,277	2.9
	Jamaica: 0.6%
650,000 (1)	Kingston Airport Revenue Finance Ltd., 6.750%, 12/15/2036	655,882	0.6

	Kazakhstan: 0.7%
750,000 (1)	Kaspi.KZ JSC, 6.250%, 03/26/2030	743,850	0.7

	Malaysia: 1.0%
300,000 (4)	Petronas Capital Ltd., 2.480%, 01/28/2032	256,530	0.2
1,050,000 (1)	Petronas Capital Ltd., 4.800%, 04/21/2060	911,232	0.8
		1,167,762	1.0

See Accompanying Notes to Financial Statements

25

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Mexico: 5.2%
550,000 (1)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	$549,753	0.5
500,000 (1)	Comision Federal de Electricidad, 5.700%, 01/24/2030	491,290	0.4
700,000 (1)	Comision Federal de Electricidad, 6.450%, 01/24/2035	675,500	0.6
300,000	Petroleos Mexicanos, 5.500%, 06/27/2044	189,756	0.2
1,825,000	Petroleos Mexicanos, 6.500%, 03/13/2027	1,781,930	1.6
425,000 (4)	Petroleos Mexicanos, 6.500%, 01/23/2029	400,414	0.4
960,000	Petroleos Mexicanos, 6.700%, 02/16/2032	844,704	0.7
425,000	Petroleos Mexicanos, 6.750%, 09/21/2047	291,316	0.3
500,000	Petroleos Mexicanos, 6.950%, 01/28/2060	340,200	0.3
270,000 (1)	Trust Fibra Uno, 7.700%, 01/23/2032	279,443	0.2
		5,844,306	5.2
	Morocco: 0.6%
700,000 (1)	OCP SA, 6.750%, 05/02/2034	720,125	0.6

	Oman: 1.0%
1,100,000 (1)	OQ SAOC, 5.125%, 05/06/2028	1,095,881	1.0

	Panama: 0.3%
300,000 (1)	C&W Senior Finance Ltd., 9.000%, 01/15/2033	295,875	0.3

	Peru: 2.2%
400,000 (1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	374,580	0.3
850,000 (1)	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.550%, 09/18/2033	951,362	0.8
500,000 (1)	Niagara Energy SAC, 5.746%, 10/03/2034	496,063	0.4
250,000	Petroleos del Peru SA, 4.750%, 06/19/2032	188,000	0.2
800,000 (1)	Petroleos del Peru SA, 5.625%, 06/19/2047	505,400	0.5
		2,515,405	2.2
	Poland: 2.6%
675,000 (1)	Bank Gospodarstwa Krajowego, 5.375%, 05/22/2033	675,675	0.6
			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Poland: (continued)
925,000 (1)	Bank Gospodarstwa Krajowego, 5.750%, 07/09/2034	$938,579	0.9
650,000 (1)	Bank Gospodarstwa Krajowego, 6.250%, 10/31/2028	681,232	0.6
575,000 (1)	ORLEN SA, 6.000%, 01/30/2035	589,375	0.5
		2,884,861	2.6
	Qatar: 0.6%
1,000,000 (1)	QatarEnergy, 3.300%, 07/12/2051	692,190	0.6

	Saudi Arabia: 0.5%
550,000 (1)	Greensaif Pipelines Bidco Sarl, 6.510%, 02/23/2042	575,609	0.5

	South Africa: 0.7%
800,000 (1)(4)	Eskom Holdings SOC Ltd., 6.350%, 08/10/2028	798,004	0.7

	Turkey: 1.2%
275,000 (1)	Eregli Demir ve Celik Fabrikalari TAS, 8.375%, 07/23/2029	278,738	0.2
500,000 (1)	Sisecam UK PLC, 8.250%, 05/02/2029	505,250	0.5
600,000 (1)	TC Ziraat Bankasi AS, 7.250%, 02/04/2030	592,311	0.5
		1,376,299	1.2
	United Arab Emirates: 1.5%
550,000	DP World Crescent Ltd., 3.875%, 07/18/2029	530,057	0.5
725,000 (1)	MDGH GMTN RSC Ltd., 4.375%, 11/22/2033	692,241	0.6
400,000 (1)	MDGH GMTN RSC Ltd., 5.500%, 04/28/2033	414,570	0.4
		1,636,868	1.5
	United States: 0.3%
375,000 (1)	Avianca Midco 2 PLC, 9.625%, 02/14/2030	346,733	0.3

	Venezuela: 0.4%
1,000,000 (6)	Petroleos de Venezuela SA, 9.000%, 11/17/2021	145,000	0.1

See Accompanying Notes to Financial Statements

26

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Venezuela: (continued)
1,750,000 (6)	Petroleos de Venezuela SA, 9.750%, 05/17/2035	$273,875	0.3
		418,875	0.4
	Total Corporate Bonds/Notes
	(Cost $36,693,109)	37,351,694	33.2
	Total Long-Term Investments
	(Cost $103,435,387)	106,096,386	94.2

SHORT-TERM INVESTMENTS: 8.7%
	Commercial Paper: 3.5%
1,000,000	Entergy Corp., 4.590%, 04/01/2025	999,874	0.9
1,000,000	Fiserv, Inc., 4.600%, 04/01/2025	999,874	0.9
1,000,000	HP, Inc., 4.820%, 04/01/2025	999,868	0.9
1,000,000	McCormick & Company, Inc., 4.650%, 04/04/2025	999,491	0.8
	Total Commercial Paper
	(Cost $3,999,629)	3,999,107	3.5
	Repurchase Agreements: 3.9%
233,873 (7)	Bank of America Securities Inc., Repurchase Agreement dated 03/31/2025, 4.360%, due 04/01/2025 (Repurchase Amount $233,901, collateralized by various U.S. Government Securities, 0.000%-4.375%, Market Value plus accrued interest $238,550, due 05/15/34-11/15/48)	233,873	0.2
			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,022,728 (7)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 03/31/2025, 4.370%, due 04/01/2025 (Repurchase Amount $1,022,850, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,043,183, due 04/10/25-03/01/55)	$1,022,728	0.9
1,022,728 (7)	HSBC Securities (USA) Inc., Repurchase Agreement dated 03/31/2025, 4.370%, due 04/01/2025 (Repurchase Amount $1,022,850, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.470%-6.500%, Market Value plus accrued interest $1,043,183, due 06/01/28-02/01/55)	1,022,728	0.9
1,043,600 (7)	Natwest Markets Securities Inc., Repurchase Agreement dated 03/31/2025, 4.360%, due 04/01/2025 (Repurchase Amount $1,043,725, collateralized by various U.S. Government Securities, 1.250%-4.375%, Market Value plus accrued interest $1,064,472, due 12/31/26-08/31/31)	1,043,600	1.0

See Accompanying Notes to Financial Statements

27

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,022,728 (7)	RBC Dominion Securities, Inc., Repurchase Agreement dated 03/31/2025, 4.360%, due 04/01/2025 (Repurchase Amount $1,022,850, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,043,183, due 04/10/25-12/15/66)	$1,022,728	0.9
20,872 (7)	RBC Dominion Securities, Inc., Repurchase Agreement dated 03/31/2025, 4.350%, due 04/01/2025 (Repurchase Amount $20,874, collateralized by various U.S. Government Securities, 0.000%-4.000%, Market Value plus accrued interest $21,289, due 04/15/26-02/15/54)	20,872	0.0
	Total Repurchase Agreements
	(Cost $4,366,529)	4,366,529	3.9

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 1.3%
1,409,000 (8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.270%
	(Cost $1,409,000)	$1,409,000	1.3

	Total Short-Term Investments
	(Cost $9,775,158)	9,774,636	8.7
	Total Investments in Securities
	(Cost $113,210,545)	$115,871,022	102.9
	Liabilities in Excess of Other Assets	(3,246,231)	(2.9)
	Net Assets	$112,624,791	100.0
†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of March 31, 2025.
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2025.
(4)	Security, or a portion of the security, is on loan.
(5)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2025.
(6)	Defaulted security.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of March 31, 2025.

Percentage
Sector Diversification	of Net Assets
Sovereign Bonds	61.0%
Energy	12.7
Utilities	5.3
Financial	5.0
Industrial	4.0
Basic Materials	3.4
Consumer, Non-cyclical	2.2
Consumer, Cyclical	0.3
Communications	0.3
Short-Term Investments	8.7
Liabilities in Excess of Other Assets	(2.9)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

28

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	March 31, 2025
Asset Table
Investments, at fair value
Sovereign Bonds	$—	$68,744,692	$—	$68,744,692
Corporate Bonds/Notes	—	37,351,694	—	37,351,694
Short-Term Investments	1,409,000	8,365,636	—	9,774,636
Total Investments, at fair value	$1,409,000	$114,462,022	$—	$115,871,022
Other Financial Instruments+
Futures	88,992	—	—	88,992
Total Assets	$1,497,992	$114,462,022	$—	$115,960,014
Liabilities Table
Other Financial Instruments+
Futures	$(143,872)	$—	$—	$(143,872)
Total Liabilities	$(143,872)	$—	$—	$(143,872)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2025, the following futures contracts were outstanding for Voya VACS Series EMHCD Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	26	06/30/25	$5,386,469	$24,559
U.S. Treasury 5-Year Note	44	06/30/25	4,758,875	52,154
U.S. Treasury Long Bond	8	06/18/25	938,250	5,506
U.S. Treasury Ultra Long Bond	25	06/18/25	3,056,250	6,773
			$14,139,844	$88,992
Short Contracts:
U.S. Treasury 10-Year Note	(24)	06/18/25	(2,669,250)	(32,165)
U.S. Treasury Ultra 10-Year Note	(70)	06/18/25	(7,988,750)	(111,707)
			$(10,658,000)	$(143,872)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$88,992
Total Asset Derivatives		$88,992

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$143,872
Total Liability Derivatives		$143,872

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

29

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

The effect of derivative instruments on the Fund's Statement of Operations for the year ended March 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(233,776)
Total	$(233,776)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(56,011)
Total	$(56,011)

At March 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $113,146,587.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,495,131
Gross Unrealized Depreciation	(1,825,134)
Net Unrealized Appreciation	$2,669,997

See Accompanying Notes to Financial Statements

30

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 91.8%
	Basic Materials: 5.3%
635,000 (1)	Avient Corp., 6.250%, 11/01/2031	$629,564	0.4
300,000 (1)(2)	Axalta Coating Systems Dutch Holding B BV, 7.250%, 02/15/2031	309,775	0.2
419,000 (1)	Axalta Coating Systems LLC, 3.375%, 02/15/2029	383,527	0.2
600,000 (1)	Capstone Copper Corp., 6.750%, 03/31/2033	598,167	0.4
450,000 (1)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	418,633	0.2
408,000 (1)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	355,524	0.2
190,000 (1)(2)	Cleveland-Cliffs, Inc., 7.000%, 03/15/2032	182,555	0.1
618,000 (1)	Constellium SE, 5.625%, 06/15/2028	599,964	0.4
720,000 (1)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	709,776	0.4
384,050 (1)	Innophos Holdings, Inc., 11.500%, 06/15/2029	393,114	0.2
390,000 (1)	Mativ Holdings, Inc., 8.000%, 10/01/2029	336,621	0.2
600,000 (1)	New Gold, Inc., 6.875%, 04/01/2032	606,404	0.4
510,000 (1)	NOVA Chemicals Corp., 7.000%, 12/01/2031	532,127	0.3
140,000 (1)	Novelis Corp., 3.250%, 11/15/2026	135,470	0.1
385,000 (1)	Novelis Corp., 3.875%, 08/15/2031	335,084	0.2
225,000 (1)	Novelis Corp., 4.750%, 01/30/2030	209,599	0.1
410,000 (1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	382,071	0.2
265,000 (2)	Olin Corp., 5.000%, 02/01/2030	249,828	0.1
422,000 (1)	Olympus Water US Holding Corp., 4.250%, 10/01/2028	390,363	0.2
200,000 (1)	Olympus Water US Holding Corp., 7.125%, 10/01/2027	200,135	0.1
480,000 (1)	SPCM SA, 3.125%, 03/15/2027	456,660	0.3
725,000 (1)(2)	Tronox, Inc., 4.625%, 03/15/2029	620,687	0.4
		9,035,648	5.3

	Communications: 10.0%
450,000 (1)	Arches Buyer, Inc., 6.125%, 12/01/2028	395,783	0.2
215,000 (1)(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	176,998	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
1,095,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/2030	$997,739	0.6
1,005,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	873,142	0.5
945,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	917,907	0.5
660,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	650,574	0.4
230,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	229,781	0.1
285,000 (1)	CommScope, Inc., 4.750%, 09/01/2029	253,735	0.2
550,000 (1)	Connect Finco Sarl / Connect US Finco LLC, 9.000%, 09/15/2029	502,138	0.3
400,000 (1)	CSC Holdings LLC, 4.125%, 12/01/2030	290,171	0.2
810,000 (1)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/2027	785,685	0.5
600,000 (1)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 10.000%, 02/15/2031	576,630	0.3
375,000	EchoStar Corp., 10.750%, 11/30/2029	394,370	0.2
420,000 (1)	GCI LLC, 4.750%, 10/15/2028	387,788	0.2
525,000	Lamar Media Corp., 4.000%, 02/15/2030	486,734	0.3
510,000 (1)	Level 3 Financing, Inc., 4.000%, 04/15/2031	385,050	0.2
635,000 (1)	Level 3 Financing, Inc., 10.500%, 05/15/2030	683,573	0.4
900,000 (1)	Match Group Holdings II LLC, 4.625%, 06/01/2028	864,424	0.5
620,000 (1)	McGraw-Hill Education, Inc., 7.375%, 09/01/2031	624,046	0.4
604,000 (1)(2)	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 03/15/2030	552,860	0.3
725,000 (1)	Sinclair Television Group, Inc., 8.125%, 02/15/2033	715,886	0.4
220,000 (1)	Sirius XM Radio, Inc., 3.125%, 09/01/2026	213,349	0.1

See Accompanying Notes to Financial Statements

31

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
1,490,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	$1,457,010	0.9
605,000 (1)	Stagwell Global LLC, 5.625%, 08/15/2029	576,764	0.3
975,000 (1)	Univision Communications, Inc., 6.625%, 06/01/2027	967,735	0.6
265,000 (1)	Viavi Solutions, Inc., 3.750%, 10/01/2029	242,588	0.1
675,000 (1)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	638,687	0.4
200,000 (1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	174,068	0.1
665,000 (1)	Windstream Escrow LLC / Windstream Escrow Finance Corp., 8.250%, 10/01/2031	677,680	0.4
465,000 (1)(2)	Zayo Group Holdings, Inc., 4.000%, 03/01/2027	424,005	0.3
		17,116,900	10.0

	Consumer, Cyclical: 17.6%
987,000 (1)	1011778 BC ULC / New Red Finance, Inc., 6.125%, 06/15/2029	994,193	0.6
260,000 (1)(2)	Adient Global Holdings Ltd., 8.250%, 04/15/2031	252,230	0.1
596,000 (1)	Allison Transmission, Inc., 5.875%, 06/01/2029	594,179	0.3
485,000 (1)(2)	American Airlines, Inc., 7.250%, 02/15/2028	482,870	0.3
164,583 (1)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	164,257	0.1
260,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	259,478	0.1
535,000 (1)(2)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	492,163	0.3
779,000 (1)	Caesars Entertainment, Inc., 7.000%, 02/15/2030	790,158	0.5
845,000 (1)	Carnival Corp., 6.000%, 05/01/2029	839,610	0.5
327,352 (1)(3)	Carvana Co., 9.000% (PIK Rate 12.000%, Cash Rate 9.000%), 12/01/2028	337,473	0.2
540,000 (1)	CCM Merger, Inc., 6.375%, 05/01/2026	541,186	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
540,000 (1)	CD&R Smokey Buyer, Inc. / Radio Systems Corp., 9.500%, 10/15/2029	$493,425	0.3
425,000 (1)	Cinemark USA, Inc., 7.000%, 08/01/2032	429,422	0.2
525,000 (1)	Dream Finders Homes, Inc., 8.250%, 08/15/2028	543,049	0.3
500,000 (1)	eG Global Finance PLC, 12.000%, 11/30/2028	554,154	0.3
405,000 (1)	Foundation Building Materials, Inc., 6.000%, 03/01/2029	331,053	0.2
305,000 (1)	Gap, Inc., 3.625%, 10/01/2029	275,497	0.2
402,000 (1)(2)	Gap, Inc., 3.875%, 10/01/2031	347,249	0.2
485,000 (1)	Gates Corp., 6.875%, 07/01/2029	494,008	0.3
200,000 (1)	Group 1 Automotive, Inc., 4.000%, 08/15/2028	188,379	0.1
600,000 (1)	Group 1 Automotive, Inc., 6.375%, 01/15/2030	602,789	0.4
255,000 (1)	Hilton Domestic Operating Co., Inc., 5.875%, 04/01/2029	255,989	0.1
980,000 (1)	Hilton Domestic Operating Co., Inc., 5.875%, 03/15/2033	971,276	0.6
481,000 (1)	Installed Building Products, Inc., 5.750%, 02/01/2028	475,290	0.3
480,000 (1)	Interface, Inc., 5.500%, 12/01/2028	467,854	0.3
860,000 (1)	International Game Technology PLC, 5.250%, 01/15/2029	841,127	0.5
225,000 (1)	Lithia Motors, Inc., 3.875%, 06/01/2029	206,216	0.1
580,000 (1)	Lithia Motors, Inc., 4.375%, 01/15/2031	525,931	0.3
100,000	M/I Homes, Inc., 3.950%, 02/15/2030	91,493	0.1
440,000	M/I Homes, Inc., 4.950%, 02/01/2028	427,425	0.2
255,000	Macy's Retail Holdings LLC, 4.500%, 12/15/2034	204,259	0.1
195,000 (1)	Macy's Retail Holdings LLC, 5.875%, 03/15/2030	185,944	0.1
370,000 (1)	Macy's Retail Holdings LLC, 6.125%, 03/15/2032	338,769	0.2
450,000 (1)(2)	Melco Resorts Finance Ltd., 5.250%, 04/26/2026	446,085	0.3

See Accompanying Notes to Financial Statements

32

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
280,000	MGM Resorts International, 4.625%, 09/01/2026	$276,988	0.2
260,000	MGM Resorts International, 4.750%, 10/15/2028	250,519	0.1
270,000	MGM Resorts International, 6.500%, 04/15/2032	265,025	0.2
785,000 (1)	Michaels Cos., Inc., 5.250%, 05/01/2028	542,826	0.3
510,000	Murphy Oil USA, Inc., 4.750%, 09/15/2029	488,494	0.3
160,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	159,495	0.1
540,000 (1)	NCL Corp. Ltd., 5.875%, 02/15/2027	539,601	0.3
785,000 (1)	NCL Corp. Ltd., 6.750%, 02/01/2032	775,971	0.5
30,000	Newell Brands, Inc., 6.375%, 09/15/2027	30,205	0.0
200,000	Newell Brands, Inc., 6.625%, 05/15/2032	194,789	0.1
475,000 (1)	Raising Cane's Restaurants LLC, 9.375%, 05/01/2029	505,225	0.3
1,180,000 (1)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	1,176,144	0.7
720,000 (1)	Royal Caribbean Cruises Ltd., 5.625%, 09/30/2031	707,496	0.4
510,000	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 03/01/2032	511,587	0.3
485,000 (1)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	457,900	0.3
590,000 (1)	Scientific Games International, Inc., 7.000%, 05/15/2028	590,129	0.3
803,000 (1)	Station Casinos LLC, 4.500%, 02/15/2028	769,717	0.4
411,000 (1)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	361,320	0.2
307,000 (1)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	285,414	0.2
465,000 (1)	United Airlines, Inc., 4.375%, 04/15/2026	457,964	0.3
560,000 (1)(2)	Victoria's Secret & Co., 4.625%, 07/15/2029	490,315	0.3
925,000 (1)	Viking Cruises Ltd., 5.875%, 09/15/2027	920,897	0.5
135,000 (1)	Viking Cruises Ltd., 7.000%, 02/15/2029	135,541	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
500,000 (1)	VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.375%, 02/01/2030	$438,646	0.3
270,000 (1)	VistaJet Malta Finance PLC / Vista Management Holding, Inc., 7.875%, 05/01/2027	265,452	0.2
555,000 (1)	William Carter Co., 5.625%, 03/15/2027	552,182	0.3
665,000 (1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	658,458	0.4
425,000 (1)	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 6.250%, 03/15/2033	414,324	0.2
825,000	Yum! Brands, Inc., 3.625%, 03/15/2031	739,772	0.4
350,000 (1)	ZF North America Capital, Inc., 4.750%, 04/29/2025	349,199	0.2
330,000 (1)	ZF North America Capital, Inc., 6.875%, 04/14/2028	324,544	0.2
		30,080,619	17.6

	Consumer, Non-cyclical: 18.3%
415,000 (1)	1375209 BC Ltd., 9.000%, 01/30/2028	414,938	0.2
575,000 (1)(2)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	560,026	0.3
255,000 (1)	ADT Security Corp., 4.125%, 08/01/2029	239,700	0.1
497,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	457,920	0.3
609,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	609,373	0.4
345,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 6.250%, 03/15/2033	348,688	0.2
300,000 (1)	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/2028	283,471	0.2

See Accompanying Notes to Financial Statements

33

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
650,000 (1)	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/2028	$616,256	0.4
425,000 (1)(2)	Alta Equipment Group, Inc., 9.000%, 06/01/2029	372,295	0.2
215,000 (1)	APi Group DE, Inc., 4.125%, 07/15/2029	199,417	0.1
230,000 (1)	APi Group DE, Inc., 4.750%, 10/15/2029	214,904	0.1
170,000 (1)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.750%, 07/15/2027	164,224	0.1
570,000 (1)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.000%, 02/15/2031	557,038	0.3
470,000 (1)	Bausch Health Cos., Inc., 4.875%, 06/01/2028	380,070	0.2
345,000 (1)	Bausch Health Cos., Inc., 6.125%, 02/01/2027	350,046	0.2
530,000 (1)	BellRing Brands, Inc., 7.000%, 03/15/2030	548,087	0.3
500,000 (1)	Belron UK Finance PLC, 5.750%, 10/15/2029	496,975	0.3
389,000 (1)	Brink's Co., 6.500%, 06/15/2029	394,730	0.2
230,000 (1)	Brink's Co., 6.750%, 06/15/2032	233,434	0.1
725,000 (1)(2)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	649,452	0.4
455,000 (1)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	375,934	0.2
375,000 (1)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	358,395	0.2
550,000 (1)	Cimpress PLC, 7.375%, 09/15/2032	506,092	0.3
450,000 (1)	CPI CG, Inc., 10.000%, 07/15/2029	479,448	0.3
401,000 (1)	DaVita, Inc., 3.750%, 02/15/2031	349,458	0.2
685,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	631,153	0.4
540,000 (1)	Embecta Corp., 5.000%, 02/15/2030	484,023	0.3
605,000	Encompass Health Corp., 4.750%, 02/01/2030	582,477	0.3
635,000 (1)	Fiesta Purchaser, Inc., 7.875%, 03/01/2031	656,222	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
170,000 (1)	Garda World Security Corp., 4.625%, 02/15/2027	$165,633	0.1
472,000 (1)	Graham Holdings Co., 5.750%, 06/01/2026	472,420	0.3
170,000 (1)	Insulet Corp., 6.500%, 04/01/2033	172,916	0.1
666,000 (1)	Jazz Securities DAC, 4.375%, 01/15/2029	633,298	0.4
200,000 (1)	LifePoint Health, Inc., 8.375%, 02/15/2032	201,564	0.1
760,000 (1)	LifePoint Health, Inc., 9.875%, 08/15/2030	802,828	0.5
635,000 (1)	Medline Borrower L.P., 3.875%, 04/01/2029	593,991	0.4
698,000 (1)	Medline Borrower L.P., 5.250%, 10/01/2029	670,264	0.4
155,000 (1)	Medline Borrower L.P./ Medline Co-Issuer, Inc., 6.250%, 04/01/2029	157,167	0.1
475,000 (1)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	439,067	0.3
289,000	New Albertsons L.P., 7.450%, 08/01/2029	300,845	0.2
600,000 (1)(2)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	523,605	0.3
605,000 (2)	Perrigo Finance Unlimited Co. USD, 6.125%, 09/30/2032	596,064	0.4
625,000 (1)	Post Holdings, Inc., 4.625%, 04/15/2030	584,399	0.3
405,000 (1)	Post Holdings, Inc., 6.250%, 10/15/2034	399,760	0.2
120,000 (1)	Post Holdings, Inc., 6.375%, 03/01/2033	118,298	0.1
765,000 (1)(2)	Prime Security Services Borrower LLC / Prime Finance, Inc., 6.250%, 01/15/2028	766,163	0.5
420,000 (1)	Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 6.250%, 04/01/2029	419,241	0.3
635,000 (1)	Raven Acquisition Holdings LLC, 6.875%, 11/15/2031	618,213	0.4
525,000 (1)	Select Medical Corp., 6.250%, 12/01/2032	512,105	0.3
370,000 (2)	Service Corp. International, 5.125%, 06/01/2029	361,264	0.2
545,000	Service Corp. International, 5.750%, 10/15/2032	536,273	0.3

See Accompanying Notes to Financial Statements

34

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
770,000 (1)	Simmons Foods, Inc./ Simmons Prepared Foods,, Inc. ./ Simmons Pet Food,, Inc../Simmons Feed, 4.625%, 03/01/2029	$714,812	0.4
544,000 (1)	Sotera Health Holdings LLC, 7.375%, 06/01/2031	553,727	0.3
420,000 (1)(2)	Star Parent, Inc., 9.000%, 10/01/2030	414,500	0.2
590,000 (1)	Teleflex, Inc., 4.250%, 06/01/2028	563,230	0.3
520,000	Tenet Healthcare Corp., 5.125%, 11/01/2027	512,772	0.3
865,000	Tenet Healthcare Corp., 6.125%, 10/01/2028	861,583	0.5
882,000	Tenet Healthcare Corp., 6.125%, 06/15/2030	879,025	0.5
410,000 (1)	United Natural Foods, Inc., 6.750%, 10/15/2028	405,494	0.2
555,000	United Rentals North America, Inc., 4.875%, 01/15/2028	545,951	0.3
160,000	United Rentals North America, Inc., 5.500%, 05/15/2027	159,560	0.1
330,000 (1)	United Rentals North America, Inc., 6.125%, 03/15/2034	330,619	0.2
605,000 (1)	US Foods, Inc., 5.750%, 04/15/2033	590,066	0.4
595,000 (1)	Veritiv Operating Co., 10.500%, 11/30/2030	630,745	0.4
515,000 (1)	Wand NewCo 3, Inc., 7.625%, 01/30/2032	527,503	0.3
230,000 (1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	223,114	0.1
600,000 (1)	Williams Scotsman, Inc., 6.625%, 04/15/2030	606,942	0.4
70,000 (1)	Williams Scotsman, Inc., 7.375%, 10/01/2031	72,131	0.0
		31,151,398	18.3

	Energy: 11.8%
375,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	366,810	0.2
530,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	528,796	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
500,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	$500,796	0.3
79,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	79,097	0.0
735,000 (1)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	717,841	0.4
675,000 (1)	Baytex Energy Corp., 8.500%, 04/30/2030	686,221	0.4
620,000 (1)	Crescent Energy Finance LLC, 7.625%, 04/01/2032	613,804	0.4
345,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	345,993	0.2
470,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 8.625%, 03/15/2029	487,375	0.3
511,000 (1)	DT Midstream, Inc., 4.125%, 06/15/2029	481,384	0.3
290,000 (1)	DT Midstream, Inc., 4.375%, 06/15/2031	267,010	0.2
425,000 (1)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	433,333	0.3
670,000 (1)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	681,579	0.4
592,000 (1)	Enerflex Ltd., 9.000%, 10/15/2027	607,890	0.4
770,000 (1)	EQM Midstream Partners L.P., 4.750%, 01/15/2031	740,926	0.4
185,000	Global Partners L.P. / GLP Finance Corp., 7.000%, 08/01/2027	184,620	0.1
565,000 (1)	Global Partners L.P. / GLP Finance Corp., 8.250%, 01/15/2032	581,259	0.3
385,000 (1)	Harvest Midstream I L.P., 7.500%, 09/01/2028	389,092	0.2
315,000 (1)	Harvest Midstream I L.P., 7.500%, 05/15/2032	323,927	0.2
330,000 (1)	Hess Midstream Operations L.P., 5.500%, 10/15/2030	323,433	0.2
340,000 (1)	Hess Midstream Operations L.P., 5.875%, 03/01/2028	341,803	0.2

See Accompanying Notes to Financial Statements

35

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
380,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	$361,798	0.2
175,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	163,712	0.1
150,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.875%, 05/15/2034	141,241	0.1
430,000 (1)	Howard Midstream Energy Partners LLC, 7.375%, 07/15/2032	440,879	0.3
300,000 (1)	Howard Midstream Energy Partners LLC, 8.875%, 07/15/2028	313,060	0.2
706,000 (1)	Kinetik Holdings L.P., 5.875%, 06/15/2030	699,158	0.4
530,000 (1)	Kodiak Gas Services LLC, 7.250%, 02/15/2029	540,681	0.3
455,000 (1)	Moss Creek Resources Holdings, Inc., 8.250%, 09/01/2031	444,109	0.3
510,000 (1)	Northriver Midstream Finance L.P., 6.750%, 07/15/2032	515,180	0.3
405,000 (1)	Permian Resources Operating LLC, 5.875%, 07/01/2029	400,006	0.2
325,000 (1)	Permian Resources Operating LLC, 6.250%, 02/01/2033	323,969	0.2
415,000	SM Energy Co., 6.625%, 01/15/2027	414,260	0.2
645,000 (1)	Summit Midstream Holdings LLC, 8.625%, 10/31/2029	658,772	0.4
225,000 (1)	Sunoco L.P., 7.000%, 05/01/2029	230,360	0.1
190,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	180,106	0.1
525,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	491,366	0.3
410,000 (1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 6.000%, 03/01/2027	408,116	0.2
260,000 (1)	Talos Production, Inc., 9.000%, 02/01/2029	267,404	0.2
330,000 (1)	Talos Production, Inc., 9.375%, 02/01/2031	336,079	0.2
238,875 (1)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	237,587	0.1
67,857 (1)	Transocean Titan Financing Ltd., 8.375%, 02/01/2028	69,369	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
555,000 (1)	Venture Global Calcasieu Pass LLC, 4.125%, 08/15/2031	$504,667	0.3
765,000 (1)	Venture Global LNG, Inc., 7.000%, 01/15/2030	754,216	0.4
760,000 (1)	Venture Global LNG, Inc., 8.125%, 06/01/2028	777,067	0.5
855,000 (1)	Venture Global LNG, Inc., 8.375%, 06/01/2031	867,745	0.5
		20,223,896	11.8

	Financial: 10.4%
690,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 7.500%, 11/06/2030	702,458	0.4
1,090,000 (1)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/2031	1,071,398	0.6
295,000	Ally Financial, Inc., 5.750%, 11/20/2025	295,913	0.2
320,000	Ally Financial, Inc., 6.700%, 02/14/2033	320,244	0.2
405,000 (1)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	398,100	0.2
593,000 (1)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	586,205	0.4
400,000 (1)	CI Financial Corp., 7.500%, 05/30/2029	419,592	0.3
660,000 (1)	Focus Financial Partners LLC, 6.750%, 09/15/2031	651,507	0.4
380,000 (1)	Freedom Mortgage Corp., 6.625%, 01/15/2027	378,419	0.2
275,000 (1)	Freedom Mortgage Corp., 12.250%, 10/01/2030	303,235	0.2
350,000 (1)	Freedom Mortgage Holdings LLC, 8.375%, 04/01/2032	342,281	0.2
945,000 (1)	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/2029	939,563	0.6
980,000 (1)	Iron Mountain, Inc., 5.250%, 07/15/2030	940,557	0.6
365,000 (1)	Iron Mountain, Inc., 6.250%, 01/15/2033	361,743	0.2
205,000 (1)(2)	Jane Street Group / JSG Finance, Inc., 4.500%, 11/15/2029	193,776	0.1

See Accompanying Notes to Financial Statements

36

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
710,000 (1)	Jane Street Group / JSG Finance, Inc., 6.125%, 11/01/2032	$699,125	0.4
110,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.250%, 02/01/2027	107,212	0.1
605,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	576,611	0.3
214,000 (1)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	194,374	0.1
380,000 (1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	366,667	0.2
420,000 (2)	MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	379,975	0.2
405,000 (1)	Nationstar Mortgage Holdings, Inc., 5.000%, 02/01/2026	403,633	0.2
715,000 (1)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	716,742	0.4
180,000	Navient Corp., 6.750%, 06/25/2025	180,265	0.1
720,000	OneMain Finance Corp., 5.375%, 11/15/2029	685,548	0.4
290,000	OneMain Finance Corp., 7.125%, 03/15/2026	294,436	0.2
525,000 (1)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	535,280	0.3
720,000 (1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.000%, 02/01/2030	725,936	0.4
630,000 (1)	PennyMac Financial Services, Inc., 6.875%, 02/15/2033	626,850	0.4
410,000 (1)	PHH Escrow Issuer LLC/PHH Corp., 9.875%, 11/01/2029	396,068	0.2
502,000 (1)	PRA Group, Inc., 5.000%, 10/01/2029	462,847	0.3
300,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 6.500%, 04/01/2032	299,701	0.2
555,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 7.250%, 07/15/2028	568,708	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
220,000 (1)	RLJ Lodging Trust L.P., 3.750%, 07/01/2026	$215,256	0.1
575,000 (1)	Ryan Specialty LLC, 5.875%, 08/01/2032	568,418	0.3
250,000 (1)	Starwood Property Trust, Inc., 6.500%, 07/01/2030	250,401	0.2
530,000 (1)	VFH Parent LLC / Valor Co-Issuer, Inc., 7.500%, 06/15/2031	544,979	0.3
		17,704,023	10.4

	Industrial: 12.0%
405,000 (1)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	411,931	0.2
565,000 (1)	Amsted Industries, Inc., 6.375%, 03/15/2033	562,652	0.3
635,000 (1)	Arcosa, Inc., 6.875%, 08/15/2032	644,302	0.4
400,000 (1)	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 4.000%, 09/01/2029	341,152	0.2
295,000 (1)	Bombardier, Inc., 7.500%, 02/01/2029	302,794	0.2
168,000 (1)	Bombardier, Inc., 7.875%, 04/15/2027	168,742	0.1
483,000 (1)	Bombardier, Inc., 8.750%, 11/15/2030	509,831	0.3
525,000 (1)	Brundage-Bone Concrete Pumping Holdings, Inc., 7.500%, 02/01/2032	500,486	0.3
95,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.125%, 01/15/2026	94,229	0.1
468,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	453,989	0.3
711,000 (1)	Chart Industries, Inc., 7.500%, 01/01/2030	738,300	0.4
550,000 (1)	Clean Harbors, Inc., 6.375%, 02/01/2031	556,469	0.3
770,000 (1)	Clydesdale Acquisition Holdings, Inc., 6.750%, 04/15/2032	775,950	0.5
835,000 (1)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	836,414	0.5
775,000 (1)	Energizer Holdings, Inc., 4.750%, 06/15/2028	742,736	0.4
600,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	588,611	0.4

See Accompanying Notes to Financial Statements

37

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
345,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.875%, 04/15/2033	$330,037	0.2
510,000 (1)	GFL Environmental, Inc., 4.000%, 08/01/2028	485,236	0.3
478,000 (1)(2)	GFL Environmental, Inc., 4.375%, 08/15/2029	451,314	0.3
245,000 (1)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	236,195	0.1
350,000 (1)	Global Infrastructure Solutions, Inc., 7.500%, 04/15/2032	345,768	0.2
305,000 (1)	Goat Holdco LLC, 6.750%, 02/01/2032	298,792	0.2
410,000 (1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	400,763	0.2
675,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	641,582	0.4
425,000 (1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	413,892	0.2
425,000 (1)	Madison IAQ LLC, 5.875%, 06/30/2029	401,904	0.2
410,000 (1)	Oscar AcquisitionCo LLC / Oscar Finance, Inc., 9.500%, 04/15/2030	368,569	0.2
130,000 (1)	Owens-Brockway Glass Container, Inc., 6.625%, 05/13/2027	129,414	0.1
670,000 (1)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	654,925	0.4
845,000 (1)	Quikrete Holdings, Inc., 6.375%, 03/01/2032	851,054	0.5
520,000 (1)	Sealed Air Corp., 4.000%, 12/01/2027	500,997	0.3
355,000 (1)	Sealed Air Corp/Sealed Air Corp. US, 6.125%, 02/01/2028	355,744	0.2
575,000 (1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	502,804	0.3
730,000 (1)	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/2031	757,065	0.4
420,000 (1)	Standard Industries, Inc., 3.375%, 01/15/2031	365,520	0.2
587,000 (1)	Standard Industries, Inc., 4.375%, 07/15/2030	542,106	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
530,000 (1)	Terex Corp., 6.250%, 10/15/2032	$514,705	0.3
595,000 (1)	TransDigm, Inc., 6.000%, 01/15/2033	586,302	0.3
646,000 (1)	TransDigm, Inc., 6.625%, 03/01/2032	655,040	0.4
610,000 (1)	Waste Pro USA, Inc., 7.000%, 02/01/2033	613,583	0.4
445,000 (1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	422,721	0.3
405,000 (1)	Wilsonart LLC, 11.000%, 08/15/2032	372,230	0.2
		20,426,850	12.0

	Technology: 3.3%
624,000 (1)	Amentum Escrow Corp., 7.250%, 08/01/2032	614,492	0.4
1,005,000 (1)	Cloud Software Group, Inc., 6.500%, 03/31/2029	977,670	0.6
315,000 (1)(2)	Entegris Escrow Corp., 5.950%, 06/15/2030	313,761	0.2
320,000 (1)	Entegris, Inc., 3.625%, 05/01/2029	294,461	0.2
535,000 (1)	Fortress Intermediate 3, Inc., 7.500%, 06/01/2031	540,000	0.3
505,000 (1)	NCR Atleos Escrow Corp., 9.500%, 04/01/2029	548,023	0.3
295,000 (1)	Open Text Corp., 3.875%, 12/01/2029	268,716	0.2
560,000 (1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	511,368	0.3
495,000 (1)	Playtika Holding Corp., 4.250%, 03/15/2029	436,429	0.2
425,000 (1)	Rocket Software, Inc., 6.500%, 02/15/2029	401,088	0.2
687,000 (1)	UKG, Inc., 6.875%, 02/01/2031	697,425	0.4
		5,603,433	3.3

	Utilities: 3.1%
575,000 (1)	Alpha Generation LLC, 6.750%, 10/15/2032	575,816	0.3
320,000 (1)	Calpine Corp., 4.500%, 02/15/2028	310,480	0.2
471,000 (1)	Calpine Corp., 5.000%, 02/01/2031	450,053	0.3
410,000 (1)	Calpine Corp., 5.125%, 03/15/2028	403,771	0.2
625,000 (1)	Lightning Power LLC, 7.250%, 08/15/2032	644,006	0.4
460,000 (1)	NRG Energy, Inc., 3.625%, 02/15/2031	407,747	0.2
240,000 (1)	NRG Energy, Inc., 6.000%, 02/01/2033	233,732	0.1

See Accompanying Notes to Financial Statements

38

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
345,000 (1)	NRG Energy, Inc., 6.250%, 11/01/2034	$339,925	0.2
420,000	TransAlta Corp., 7.750%, 11/15/2029	436,482	0.3
260,000 (1)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	247,116	0.2
435,000 (1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	435,057	0.3
225,000 (1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	224,340	0.1
516,000 (1)	Vistra Operations Co. LLC, 7.750%, 10/15/2031	540,838	0.3
		5,249,363	3.1
	Total Corporate Bonds/ Notes
	(Cost $155,483,251)	156,592,130	91.8

BANK LOANS: 5.2%
	Communications: 0.6%
675,000	Getty Images Inc., Dollar Fixed Rate Term B-1 Loans, 11.250%, 02/21/2030	681,750	0.4
313,424	MH Sub I LLC, 9.096%, 05/03/2028	299,516	0.2
89,869	MH Sub I LLC, Tranche B, 8.577%, 12/31/2031	82,589	0.0
		1,063,855	0.6

	Consumer, Cyclical: 1.1%
367,969	American Greetings Corporation, Tranche C Term Loan, 10.075%, (TSFR1M+5.750%), 10/30/2029	369,463	0.2
832,913	Great Outdoors Group LLC, Term B-3 Loan, 7.575%, (TSFR1M+3.250%), 01/16/2032	832,600	0.5
675,000	Hanesbrands, Inc., Tranche B, 7.071%, 03/08/2032	675,844	0.4
		1,877,907	1.1

	Consumer, Non-cyclical: 0.8%
1,000,000	1261229 BC Ltd., 3.950%, 04/01/2030	930,940	0.5
444,478	Bausch & Lomb Corporation, Initial Term Loan, 7.672%, (TSFR1M+3.350%), 05/10/2027	443,327	0.3
		1,374,267	0.8

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Energy: 0.8%
447,750	Epic Y Grade Services L.P., Term Loan B, 10.044%, (TSFR3M+5.750%), 06/29/2029	$448,356	0.3
353,438	Goodnight Water Solutions Holdings, LLC, Initial Term Loans, 8.825%, (TSFR1M+4.500%), 06/04/2029	353,438	0.2
506,250	Hilcorp Energy I L.P., Term Loan B, 6.322%, (TSFR1M+2.000%), 02/05/2030	507,516	0.3
		1,309,310	0.8

	Financial: 1.0%
806,875	HUB International Ltd., Facility 2024-1 Incremental Term Loans, 7.043%, (TSFR3M+2.750%), 06/20/2030	804,202	0.5
373,127	Osaic Holdings Inc., Term B4 Loan, 7.824%, (TSFR1M+3.500%), 08/17/2028	370,796	0.2
605,000	Sedgwick Claims Management Services, Inc., 7.313%, 07/31/2031	596,811	0.3
		1,771,809	1.0

	Technology: 0.9%
375,000	Cotiviti Holdings Inc., Initial Fixed Rate Term Loan, 7.625%, 05/01/2031	373,594	0.2
175,000 (4)	Cotiviti Inc., 03/29/2032	172,265	0.1
148,504	Cotiviti Inc., Initial Floating Rate Term Loans, 7.073%, (TSFR1M+2.750%), 05/01/2031	147,715	0.1
374,063	Indy Us Bidco, LLC, Eleventh Amendment Term Loan, 7.824%, (TSFR1M+3.500%), 03/06/2028	373,244	0.2

See Accompanying Notes to Financial Statements

39

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Technology: (continued)
498,750	PointClickCare Technologies Inc., 2024-1 Term Loan, 7.549%, (TSFR3M+3.250%), 11/03/2031	$499,218	0.3
		1,566,036	0.9
	Total Bank Loans
	(Cost $8,999,443)	8,963,184	5.2

	Total Long-Term Investments
	(Cost $164,482,694)	165,555,314	97.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 7.8%
	Commercial Paper: 2.2%
1,100,000	Entergy Corp., 4.590%, 04/01/2025	1,099,862	0.7
1,000,000	Fiserv, Inc., 4.600%, 04/01/2025	999,874	0.6
500,000	Fiserv, Inc., 4.600%, 04/03/2025	499,811	0.3
1,000,000	Kellanova, 4.640%, 04/17/2025	997,845	0.6

	Repurchase Agreements: 4.4%
2,080,073 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 03/31/2025, 4.370%, due 04/01/2025 (Repurchase Amount $2,080,322, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,121,675, due 04/10/25-03/01/55)	2,080,073	1.2
2,080,073 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 03/31/2025, 4.370%, due 04/01/2025 (Repurchase Amount $2,080,322, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.470%-6.500%, Market Value plus accrued interest $2,121,674, due 06/01/28-02/01/55)	2,080,073	1.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
42,451 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 03/31/2025, 4.360%, due 04/01/2025 (Repurchase Amount $42,456, collateralized by various U.S. Government Securities, 0.000%-1.500%, Market Value plus accrued interest $43,300, due 02/15/27-02/15/55)	$42,451	0.1
1,218,185 (5)	JPMorgan Securities LLC, Repurchase Agreement dated 03/31/2025, 4.360%, due 04/01/2025 (Repurchase Amount $1,218,331, collateralized by various U.S. Government Securities, 2.375%-4.625%, Market Value plus accrued interest $1,242,549, due 02/15/42-02/15/55)	1,218,185	0.7
2,080,073 (5)	RBC Dominion Securities, Inc., Repurchase Agreement dated 03/31/2025, 4.360%, due 04/01/2025 (Repurchase Amount $2,080,321, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,121,675, due 04/10/25-12/15/66)	2,080,073	1.2
	Total Repurchase Agreements
	(Cost $7,500,855)	7,500,855	4.4

	Time Deposits: 0.8%
190,000 (5)	Canadian Imperial Bank of Commerce, 4.320%, 04/01/2025	190,000	0.1
180,000 (5)	Credit Agricole Corporate And Investment Bank, 4.310%, 04/01/2025	180,000	0.1
130,000 (5)	DNB Bank Asa, 4.310%, 04/01/2025	130,000	0.1

See Accompanying Notes to Financial Statements

40

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
170,000 (5)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 04/01/2025	$170,000	0.1
190,000 (5)	Mizuho Bank Ltd., 4.330%, 04/01/2025	190,000	0.1
190,000 (5)	Royal Bank of Canada, 4.330%, 04/01/2025	190,000	0.1
190,000 (5)	Societe Generale S.A., 4.320%, 04/01/2025	190,000	0.1
140,000 (5)	Svenska Handelsbanken AB, 4.300%, 04/01/2025	140,000	0.1
	Total Time Deposits
	(Cost $1,380,000)	1,380,000	0.8

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.4%
747,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.270%
	(Cost $747,000)	$747,000	0.4
	Total Short-Term Investments
	(Cost $13,225,705)	13,225,247	7.8
	Total Investments in Securities
	(Cost $177,708,399)	$178,780,561	104.8
	Liabilities in Excess of Other Assets	(8,167,944)	(4.8)
	Net Assets	$170,612,617	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.
(4)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2025.

Reference Rate Abbreviations:

TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

41

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	March 31, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$156,592,130	$—	$156,592,130
Bank Loans	—	8,963,184	—	8,963,184
Short-Term Investments	747,000	12,478,247	—	13,225,247
Total Investments, at fair value	$747,000	$178,033,561	$—	$178,780,561

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At March 31, 2025, the aggregate cost of securities and other investments for federal income tax purposes was the same as for financial statement purposes. The composition of unrealized appreciation and depreciation of securities and other investments was:

Cost for U.S. federal income tax purposes was $177,719,343.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,674,764
Gross Unrealized Depreciation	(1,613,546)
Net Unrealized Appreciation	$1,061,218

See Accompanying Notes to Financial Statements

42

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 34.0%
776,962 (1)	Arbor Multifamily Mortgage Securities Trust 2021-MF3 D, 2.000%, 10/15/2054	$590,502	0.3
1,701,186 (1)	Arbor Multifamily Mortgage Securities Trust 2021-MF3 E, 2.000%, 10/15/2054	1,231,620	0.6
500,000 (1)	ARZ Trust 2024-BILT F, 8.268%, 06/11/2029	517,477	0.2
500,000 (1)(2)	Atrium Hotel Portfolio Trust 2017-ATRM C, 6.267%, (TSFR1M + 1.947%), 12/15/2036	482,969	0.2
1,000,000 (1)(2)	BAHA Trust 2024-MAR B, 6.385%, 12/10/2041	1,038,025	0.5
1,000,000 (1)(2)	BAMLL Trust 2025-ASHF A, 6.170%, (TSFR1M + 1.850%), 02/15/2042	998,340	0.5
662,526 (1)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	490,235	0.2
6,369,284 (1)(2)(3)	BANK 2017-BNK8 XE, 1.292%, 11/15/2050	191,095	0.1
15,809,986 (2)(3)	BANK 2020-BN27 XA, 1.155%, 04/15/2063	699,377	0.3
5,195,079 (2)(3)	BANK 2020-BN30 XA, 1.274%, 12/15/2053	280,056	0.1
900,000 (2)	Bank of America Merrill Lynch Commercial Mortgage Trust 2017-BNK3 C, 4.352%, 02/15/2050	854,289	0.4
12,917,443 (2)(3)	Barclays Commercial Mortgage Trust 2019-C4 XA, 1.518%, 08/15/2052	636,878	0.3
750,000 (1)	BBCMS Mortgage Trust 2025-C32 D, 4.500%, 02/15/2062	626,119	0.3
5,710,974 (1)(2)(3)	Benchmark Mortgage Trust 2018-B5 XD, 1.500%, 07/15/2051	235,894	0.1
5,023,811 (2)(3)	Benchmark Mortgage Trust 2019-B10 XA, 1.221%, 03/15/2062	196,129	0.1
4,489,366 (1)(2)(3)	Benchmark Mortgage Trust 2019-B14 XD, 1.254%, 12/15/2062	238,730	0.1
1,841,521 (1)	Benchmark Mortgage Trust 2020-B18 AGNF, 4.139%, 07/15/2053	1,784,347	0.9
6,241,750 (2)(3)	Benchmark Mortgage Trust 2020-B18 XA, 1.806%, 07/15/2053	326,513	0.2
4,762,108 (2)(3)	Benchmark Mortgage Trust 2020-B22 XA, 1.503%, 01/15/2054	321,738	0.2
10,269,217 (2)(3)	Benchmark Mortgage Trust 2021-B25 XA, 1.078%, 04/15/2054	464,683	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,008,846 (1)(4)	BMD2 Re-Remic Trust 2019-FRR1 4A, 0.000%, 05/25/2052	$769,380	0.4
2,537,173 (1)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.428%, 05/25/2052	2,065,587	1.0
1,500,000 (1)(2)	BOCA Commercial Mortgage Trust 2024-BOCA B, 6.659%, (TSFR1M + 2.340%), 08/15/2041	1,503,764	0.7
723,659 (1)(2)	BX Commercial Mortgage Trust 2019-IMC D, 6.265%, (TSFR1M + 1.946%), 04/15/2034	714,774	0.3
752,296 (1)(2)	BX Commercial Mortgage Trust 2021-VOLT F, 6.834%, (TSFR1M + 2.514%), 09/15/2036	741,893	0.4
1,000,000 (1)(2)	BX Commercial Mortgage Trust 2022-CSMO B, 7.460%, (TSFR1M + 3.141%), 06/15/2027	1,003,093	0.5
537,007 (1)(2)	BX Commercial Mortgage Trust 2023-XL3 D, 7.908%, (TSFR1M + 3.589%), 12/09/2040	537,844	0.3
1,325,000 (1)(2)	BX Commercial Mortgage Trust 2024-AIRC B, 6.460%, (TSFR1M + 2.141%), 08/15/2039	1,326,887	0.6
937,714 (1)(2)	BX Commercial Mortgage Trust 2024-GPA3 A, 5.612%, (TSFR1M + 1.293%), 12/15/2039	936,687	0.5
1,000,000 (1)(2)	BX Trust 2021-ARIA C, 6.079%, (TSFR1M + 1.760%), 10/15/2036	996,981	0.5
500,000 (1)(2)	BX Trust 2021-LGCY E, 6.133%, (TSFR1M + 1.814%), 10/15/2036	494,831	0.2
289,103 (1)(2)	BX Trust 2021-RISE C, 5.883%, (TSFR1M + 1.564%), 11/15/2036	285,745	0.1
1,177,401 (1)(2)	BX Trust 2021-SDMF D, 5.820%, (TSFR1M + 1.501%), 09/15/2034	1,160,835	0.6
5,120,106 (2)(3)	CD Mortgage Trust 2019-CD8 XA, 1.393%, 08/15/2057	233,964	0.1
6,220,215 (1)(2)(3)	Citigroup Commercial Mortgage Trust 2017-P8 XE, 1.254%, 09/15/2050	164,660	0.1

See Accompanying Notes to Financial Statements

43

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
674,572 (1)(2)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.069%, 11/10/2051	$481,768	0.2
500,000 (1)(2)	COMM Mortgage Trust 2024-CBM A2, 5.867%, 12/10/2041	510,980	0.2
500,000 (1)(2)	COMM Mortgage Trust 2024-CBM B, 6.511%, 12/10/2041	513,210	0.2
1,250,000 (1)(2)	DK Trust 2024-SPBX D, 7.069%, (TSFR1M + 2.750%), 03/15/2034	1,249,846	0.6
1,000,000 (1)(2)	Fontainebleau Miami Beach Mortgage Trust 2024-FBLU A, 5.769%, (TSFR1M + 1.450%), 12/15/2039	1,000,894	0.5
3,892,869 (2)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 0.979%, 08/25/2036	298,479	0.1
1,455,653 (1)(4)	FREMF Mortgage Trust 2016-K57 D, 0.000%, 08/25/2049	1,281,759	0.6
1,000,000 (1)(2)	FS Rialto Issuer LLC 2025-FL10 A, 5.685%, (TSFR1M + 1.385%), 08/19/2042	999,974	0.5
1,000,000 (1)(2)	FS Trust 2024-HULA D, 7.259%, (TSFR1M + 2.940%), 08/15/2039	1,002,696	0.5
2,235,423 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 1C, 0.000%, 11/29/2050	1,881,143	0.9
3,147,000 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 1D, 0.000%, 11/29/2050	2,604,167	1.3
2,415,208 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 2C, 0.000%, 11/29/2050	1,970,366	1.0
1,616,752 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 BK89, 0.000%, 01/27/2052	1,240,985	0.6
1,178,995 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	1,163,449	0.6
1,178,694 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	1,159,263	0.6
1,362,997 (1)(4)	GAM RE-REMIC TRUST 2021-FRR2 CK78, 0.000%, 09/27/2051	975,562	0.5
725,526 (1)(4)	GAM RE-REMIC TRUST 2021-FRR2 D730, 0.000%, 09/27/2051	721,175	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,605,421 (1)(4)	GAM RE-REMIC TRUST 2021-FRR2 DK49, 0.000%, 09/27/2051	$1,545,050	0.7
653,492 (1)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	483,050	0.2
542,067 (1)	GS Mortgage Securities Trust 2021-GSA3 D, 2.250%, 12/15/2054	363,258	0.2
600,000 (1)(2)	HYT Commercial Mortgage Trust 2024-RGCY B, 6.660%, (TSFR1M + 2.341%), 09/15/2041	599,875	0.3
881,000 (1)(2)	INTOWN Mortgage Trust 2025-STAY C, 6.550%, (TSFR1M + 2.250%), 03/15/2042	876,035	0.4
1,760,000 (1)(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON E, 5.222%, 01/05/2034	1,661,389	0.8
500,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2021-MHC E, 7.134%, (TSFR1M + 2.814%), 04/15/2038	498,812	0.2
1,250,000 (1)(2)	KSL Commercial Mortgage Trust 2024-HT2 A, 5.862%, (TSFR1M + 1.542%), 12/15/2039	1,250,468	0.6
375,000 (1)(2)	LAQ Mortgage Trust 2023-LAQ D, 8.508%, (TSFR1M + 4.188%), 03/15/2036	374,830	0.2
1,000,000 (1)(2)	LoanCore 2025 Issuer LLC 2025-CRE8 C, 6.461%, (TSFR1M + 2.141%), 08/17/2042	1,001,501	0.5
360,000 (1)(2)	MHC Commercial Mortgage Trust 2021-MHC F, 7.034%, (TSFR1M + 2.715%), 04/15/2038	359,357	0.2
360,000 (1)(2)	MHC Trust 2021-MHC2 E, 6.383%, (TSFR1M + 2.064%), 05/15/2038	357,998	0.2
4,684,360 (1)(2)(3)	Morgan Stanley Capital I 2017-HR2 XD, 1.587%, 12/15/2050	172,800	0.1
11,128,292 (2)(3)	Morgan Stanley Capital I Trust 2019-H7 XA, 1.218%, 07/15/2052	483,772	0.2
1,000,000 (1)(2)	ORL Trust 2024-GLKS A, 5.812%, (TSFR1M + 1.493%), 12/15/2039	1,000,937	0.5

See Accompanying Notes to Financial Statements

44

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
536,670 (1)	Prima Capital CRE Securitization Ltd. 2019-7A C, 3.250%, 12/25/2050	$520,155	0.2
3,011,482 (1)	Prima Capital CRE Securitization Ltd. 2019-7A D, 4.250%, 12/25/2050	2,654,197	1.3
1,000,000 (1)(2)	PRM5 Trust 2025-PRM5 A, 4.173%, 03/10/2033	982,762	0.5
4,104,649 (1)(2)	RFM Reremic Trust 2022-FRR1 AB60, 2.358%, 11/08/2049	3,801,117	1.8
1,897,233 (1)(4)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	1,635,971	0.8
1,000,000 (1)(2)	SG Commercial Mortgage Securities Trust 2020-COVE E, 3.728%, 03/15/2037	848,000	0.4
750,000 (1)(2)	SMRT 2022-MINI F, 7.670%, (TSFR1M + 3.350%), 01/15/2039	711,668	0.3
1,000,000 (1)(2)	SWCH Commercial Mortgage Trust 2025-DATA A, 5.762%, (TSFR1M + 1.443%), 03/15/2042	990,538	0.5
1,000,000 (1)(2)	WCORE Commercial Mortgage Trust 2024-CORE B, 6.161%, (TSFR1M + 1.842%), 11/15/2041	1,000,031	0.5
850,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2016-C37 D, 3.164%, 12/15/2049	779,888	0.4
861,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2016-LC25 D, 3.029%, 12/15/2059	768,664	0.4
9,280,627 (2)(3)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 0.857%, 10/15/2050	142,170	0.1
6,038,486 (2)(3)	Wells Fargo Commercial Mortgage Trust 2021-C60 XA, 1.495%, 08/15/2054	412,343	0.2
	Total Commercial Mortgage-Backed Securities
	(Cost $64,306,556)	70,474,293	34.0

COLLATERALIZED MORTGAGE OBLIGATIONS: 32.7%
422,109 (1)(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.628%, 01/25/2045	338,252	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
289,974 (1)(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.760%, 03/25/2046	$273,601	0.1
903,444 (1)(2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	841,428	0.4
451,722 (1)(2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	430,032	0.2
556,018 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2021-5 B3A, 3.483%, 11/25/2051	475,419	0.2
584,214 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2022-2 B3A, 3.397%, 12/25/2051	487,517	0.2
712,886 (1)(2)	Bayview Opportunity Master Fund VI Trust 2021-6 B3A, 3.386%, 10/25/2051	598,587	0.3
323,029 (2)	Bear Stearns ALT-A Trust 2005-9 26A1, 4.358%, 11/25/2035	175,250	0.1
1,297,995 (1)(2)	Chase Home Lending Mortgage Trust 2024-8 A9A, 5.500%, 08/25/2055	1,281,391	0.6
353,531 (1)(2)	CIM Trust 2021-J1 A19, 2.500%, 03/25/2051	287,557	0.1
420,859 (1)(2)	Citigroup Mortgage Loan Trust 2021-J3 B3W, 2.861%, 09/25/2051	343,768	0.2
994,021 (1)	Citigroup Mortgage Loan Trust 2024-CMI1 B2, 6.427%, 06/25/2054	1,005,322	0.5
958,681 (1)(2)	COLT Mortgage Loan Trust 2021-1 A1, 0.910%, 06/25/2066	802,639	0.4
873,330 (1)(2)	Connecticut Avenue Securities Trust 2020-SBT1 1M2, 8.104%, (SOFR30A + 3.764%), 02/25/2040	913,073	0.4
1,054,019 (1)(2)	Connecticut Avenue Securities Trust 2022-R01 1B1, 7.490%, (SOFR30A + 3.150%), 12/25/2041	1,079,096	0.5
602,296 (1)(2)	Deephaven Residential Mortgage Trust 2021-4 M1, 3.257%, 11/25/2066	460,744	0.2
998,968 (1)	EFMT 2024-RM3 A1A, 5.000%, 12/25/2054	953,402	0.5

See Accompanying Notes to Financial Statements

45

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
602,296 (1)(2)	Fannie Mae Connecticut Avenue Securities 2020-R02 2B1, 7.454%, (SOFR30A + 3.114%), 01/25/2040	$616,837	0.3
301,148 (1)(2)	Fannie Mae Connecticut Avenue Securities 2021-R02 2B1, 7.640%, (SOFR30A + 3.300%), 11/25/2041	310,447	0.1
1,761,717 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R02 1B1, 9.890%, (SOFR30A + 5.550%), 01/25/2043	1,926,052	0.9
500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R05 1B1, 9.086%, (SOFR30A + 4.750%), 06/25/2043	540,188	0.3
500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2025-R02 1B1, 6.286%, (SOFR30A + 1.950%), 02/25/2045	500,376	0.2
385,647 (1)(2)	Flagstar Mortgage Trust 2018-4 B3, 4.141%, 07/25/2048	353,107	0.2
1,354,390 (1)(2)	Flagstar Mortgage Trust 2020-1INV B2A, 4.190%, 03/25/2050	1,259,800	0.6
675,034 (1)(2)	Flagstar Mortgage Trust 2020-1INV B3, 4.190%, 03/25/2050	615,757	0.3
1,505,741 (1)(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 8.090%, (SOFR30A + 3.750%), 12/25/2041	1,546,758	0.7
3,011,482 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 7.740%, (SOFR30A + 3.400%), 01/25/2042	3,089,407	1.5
2,845,850 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 B1, 9.090%, (SOFR30A + 4.750%), 02/25/2042	2,976,018	1.4
1,505,741 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 M1B, 6.740%, (SOFR30A + 2.400%), 02/25/2042	1,532,968	0.7
1,500,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 M2, 8.090%, (SOFR30A + 3.750%), 02/25/2042	1,552,127	0.7
481,038 (1)(2)	GCAT Trust 2022-INV3 B1, 4.611%, 08/25/2052	447,200	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
598,384 (1)(2)	GS Mortage-Backed Securities Trust 2020- PJ1 B3, 3.611%, 05/25/2050	$526,482	0.3
957,183 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 3.983%, 03/25/2050	876,312	0.4
820,092 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B3, 3.983%, 03/25/2050	748,810	0.4
1,215,584 (1)(2)	GS Mortgage-Backed Securities Trust 2022- PJ5 B3, 2.985%, 10/25/2052	1,007,177	0.5
785,545 (1)(2)	GS Mortgage-Backed Securities Trust 2023- PJ4 A3, 6.000%, 01/25/2054	790,737	0.4
696,846 (1)(2)	Hundred Acre Wood Trust 2021-INV3 B3, 3.319%, 12/25/2051	589,657	0.3
451,722 (1)(2)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	339,182	0.2
617,104 (2)	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 4.855%, (TSFR1M + 0.534%), 02/25/2046	467,712	0.2
208,554 (1)(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.615%, 06/25/2049	199,381	0.1
417,015 (1)(2)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.148%, 05/25/2052	336,051	0.2
476,025 (1)(2)	J.P. Morgan Mortgage Trust 2022-1 B3, 3.087%, 07/25/2052	385,034	0.2
1,132,589 (1)(2)	J.P. Morgan Mortgage Trust 2022-6 B3, 3.290%, 11/25/2052	944,463	0.5
765,680 (1)(2)	J.P. Morgan Mortgage Trust 2023-2 B3, 5.639%, 07/25/2053	726,827	0.4
288,057 (1)(2)	JP Morgan Mortgage Trust 2014-1 B5, 3.688%, 01/25/2044	248,759	0.1
879,494 (1)(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.447%, 01/25/2047	781,982	0.4
356,307 (1)(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.871%, 11/25/2048	327,187	0.2
359,050 (1)(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.780%, 12/25/2048	324,255	0.2
389,885 (1)(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.704%, 09/25/2048	353,416	0.2

See Accompanying Notes to Financial Statements

46

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
552,437 (1)(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.704%, 09/25/2048	$500,761	0.2
559,853 (1)(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.715%, 10/25/2048	511,849	0.2
774,377 (1)(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.204%, 02/25/2050	681,706	0.3
781,942 (1)(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.406%, 03/25/2050	693,603	0.3
839,006 (1)(2)	JP Morgan Mortgage Trust 2019-HYB1 B1, 4.953%, 10/25/2049	840,379	0.4
451,170 (1)(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 4.933%, 10/25/2049	439,145	0.2
944,064 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.355%, 05/25/2050	875,745	0.4
456,474 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.706%, 12/25/2049	441,875	0.2
456,474 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.706%, 12/25/2049	440,730	0.2
672,973 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.350%, 03/25/2050	624,213	0.3
671,657 (1)(2)	JP Morgan Mortgage Trust 2020-5 B1, 3.570%, 12/25/2050	596,004	0.3
396,812 (1)(2)	JP Morgan Mortgage Trust 2020-8 B3, 3.493%, 03/25/2051	343,119	0.2
329,037 (1)(2)	JP Morgan Mortgage Trust 2021-INV6 A5A, 2.500%, 04/25/2052	267,634	0.1
979,942 (1)(2)	JP Morgan Mortgage Trust 2023-10 B3, 6.350%, 05/25/2054	974,611	0.5
952,179 (1)(2)	JP Morgan Mortgage Trust 2024-12 A9, 6.150%, 06/25/2055	957,492	0.5
1,287,624 (1)(2)	JP Morgan Mortgage Trust 2024-9 A9A, 5.500%, 02/25/2055	1,271,153	0.6
1,000,000 (1)(2)	JP Morgan Mortgage Trust 2024-CCM1 A5A, 5.500%, 04/25/2055	984,764	0.5
495,607 (1)(2)	JP Morgan Mortgage Trust 2025-CCM1 A2, 5.500%, 06/25/2055	491,502	0.2
215,152 (1)(2)	JP Morgan Trust 2015-1 B3, 5.647%, 12/25/2044	207,626	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
545,052 (1)(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B2, 4.362%, 10/25/2048	$516,792	0.2
1,050,706 (1)(2)	MFA Trust 2021-INV2 M1, 3.199%, 11/25/2056	834,463	0.4
542,067 (1)(2)	Mill City Mortgage Trust 2015-2 B2, 3.721%, 09/25/2057	495,101	0.2
406,532 (1)(2)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	396,349	0.2
1,144,363 (1)(2)	Oaktown Re VII Ltd. 2021-2 M1C, 7.690%, (SOFR30A + 3.350%), 04/25/2034	1,166,621	0.6
383,621 (1)(2)	OBX Trust 2022-J1 A14, 2.500%, 02/25/2052	311,084	0.2
1,069,470 (1)(2)	Oceanview Mortgage Trust 2021-5 B3, 2.967%, 10/25/2051	873,670	0.4
1,000,000 (1)(2)	PRET Trust 2025-RPL2 A1, 4.000%, 08/25/2064	958,288	0.5
186,491 (1)(2)	Radnor RE Ltd. 2021-1 M1C, 7.040%, (SOFR30A + 2.700%), 12/27/2033	188,208	0.1
539,908 (1)(2)	RCKT Mortgage Trust 2020-1 B2A, 3.473%, 02/25/2050	485,343	0.2
468,674 (1)(2)	Sequoia Mortgage Trust 2017-2 B2, 3.559%, 02/25/2047	438,356	0.2
363,307 (1)(2)	Sequoia Mortgage Trust 2019-2 B3, 4.247%, 06/25/2049	339,388	0.2
455,892 (1)(2)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.790%, 08/25/2049	444,850	0.2
813,437 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.509%, 09/25/2049	777,237	0.4
479,009 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.509%, 09/25/2049	452,534	0.2
671,071 (1)(2)	Sequoia Mortgage Trust 2020-2 B3, 3.631%, 03/25/2050	596,200	0.3
539,987 (1)(2)	Sequoia Mortgage Trust 2020-3 B3, 3.312%, 04/25/2050	474,824	0.2
697,044 (1)(2)	Sequoia Mortgage Trust 2021-7 B3, 2.863%, 11/25/2051	576,575	0.3
601,735 (1)(2)	Sequoia Mortgage Trust 2023-1 B2, 5.138%, 01/25/2053	569,240	0.3

See Accompanying Notes to Financial Statements

47

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
697,910 (1)(2)	Sequoia Mortgage Trust 2024-2 A19, 6.000%, 03/25/2054	$700,341	0.3
835,794 (1)(2)	Sequoia Mortgage Trust 2024-9 A20, 5.500%, 10/25/2054	825,102	0.4
343,510 (1)(2)	Shellpoint Co.-Originator Trust 2017-2 B3, 3.631%, 10/25/2047	316,879	0.2
240,531 (1)(2)	STAR Trust 2021-1 A3, 1.528%, 05/25/2065	222,576	0.1
903,444 (1)(2)	Starwood Mortgage Residential Trust 2020-1 M1, 2.878%, 02/25/2050	794,453	0.4
602,296 (1)(2)	Starwood Mortgage Residential Trust 2020-3 A2, 2.240%, 04/25/2065	561,107	0.3
1,080,678 (2)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.540%, 01/25/2037	237,371	0.1
331,263 (1)(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.993%, 11/25/2057	327,040	0.2
553,040 (1)(2)	UWM Mortgage Trust 2021-INV1 B1, 3.152%, 08/25/2051	468,145	0.2
419,854 (1)(2)	UWM Mortgage Trust 2021-INV4 B3, 3.218%, 12/25/2051	345,394	0.2
1,372,731 (1)(2)	UWM Mortgage Trust 2021-INV5 B3, 3.231%, 01/25/2052	1,141,156	0.6
261,566 (1)(2)	Verus Securitization Trust 2021-3 A1, 1.046%, 06/25/2066	223,979	0.1
569,222 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2020-1 B3, 3.370%, 12/25/2049	496,748	0.2

	Total Collateralized Mortgage Obligations
	(Cost $63,584,770)	67,686,869	32.7

ASSET-BACKED SECURITIES: 21.7%
	Other Asset-Backed Securities: 18.2%
300,000 (1)(2)	AB BSL CLO 5 Ltd. 2024-5A C, 6.415%, (TSFR3M + 2.100%), 01/20/2038	300,543	0.1
1,000,000 (1)(2)	AMMC CLO 30 Ltd. 2024-30A C, 6.952%, (TSFR3M + 2.650%), 01/15/2037	1,004,969	0.5
350,000 (1)(2)	Apidos CLO XV 2013-15A CRR, 6.405%, (TSFR3M + 2.112%), 04/20/2031	350,557	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
730,000 (1)(2)	Apidos CLO XXIV 2016-24A BRR, 6.605%, (TSFR3M + 2.312%), 10/20/2030	$732,422	0.3
327,690 (1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	321,747	0.1
1,747,000 (1)	Aqua Finance Trust 2021-A B, 2.400%, 07/17/2046	1,532,789	0.7
819,390 (1)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	781,045	0.4
550,000 (1)(2)	Birch Grove CLO 3 Ltd. 2021-3A CR, 6.105%, (TSFR3M + 1.800%), 01/19/2038	545,188	0.3
250,000 (1)(2)	Birch Grove Clo 9 Ltd. 2024-9A C, 6.835%, (TSFR3M + 2.000%), 10/22/2037	247,372	0.1
250,000 (1)(2)	BlueMountain CLO XXVIII Ltd. 2021-28A E, 10.964%, (TSFR3M + 6.662%), 04/15/2034	240,380	0.1
781,125 (1)(2)	BlueMountain CLO XXX Ltd. 2020-30A CR, 6.452%, (TSFR3M + 2.150%), 04/15/2035	781,712	0.4
600,000 (1)	Bojangles Issuer LLC 2024-1A A2, 6.584%, 11/20/2054	603,871	0.3
800,000 (1)(2)	Cedar Funding V CLO Ltd. 2016-5A CR, 6.664%, (TSFR3M + 2.362%), 07/17/2031	798,479	0.4
300,000 (1)(2)	CIFC Funding Ltd. 2024-3A C, 6.493%, (TSFR3M + 2.200%), 07/21/2037	300,720	0.1
601,567 (1)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	550,928	0.3
414,058 (1)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	412,132	0.2
550,498 (1)	Domino's Pizza Master Issuer LLC 2018-1A A2II, 4.328%, 07/25/2048	544,648	0.3
750,000 (1)(2)	Elmwood CLO 18 Ltd. 2022-5A CRR, 6.303%, (TSFR3M + 2.000%), 07/17/2037	751,207	0.4
780,000 (1)(2)	Galaxy XV CLO Ltd. 2013-15A CRR, 6.414%, (TSFR3M + 2.112%), 10/15/2030	781,739	0.4

See Accompanying Notes to Financial Statements

48

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
666,135 (1)	Goddard Funding LLC 2022-1A A2, 6.864%, 10/30/2052	$674,304	0.3
446,672 (1)	Loanpal Solar Loan Ltd. 2020-3GS B, 3.450%, 12/20/2047	347,716	0.2
357,887 (1)	Mill City Solar Loan Ltd. 2019-2GS A, 3.690%, 07/20/2043	322,255	0.2
222,511 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	204,766	0.1
283,110 (1)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	246,378	0.1
1,500,000 (1)(2)	Oaktree CLO Ltd. 2019-4A CRR, 6.563%, (TSFR3M + 2.270%), 07/20/2037	1,493,740	0.7
250,000 (1)(2)	Oaktree CLO Ltd. 2024-25A C, 6.793%, (TSFR3M + 2.500%), 04/20/2037	249,649	0.1
450,000 (1)(2)	Octagon Investment Partners XVI Ltd. 2013-1A CR, 6.414%, (TSFR3M + 2.112%), 07/17/2030	450,828	0.2
800,000 (1)	Pagaya AI Debt Grantor Trust 2024-11 B, 5.637%, 07/15/2032	802,524	0.4
650,000 (1)	Pagaya AI Debt Grantor Trust 2025-1 B, 5.628%, 07/15/2032	654,048	0.3
800,000 (1)(2)	Palmer Square CLO Ltd. 2018-2A BR, 6.808%, (TSFR3M + 2.500%), 04/16/2037	808,199	0.4
1,000,000 (1)(2)	Parallel Ltd. 2023-1A B, 7.793%, (TSFR3M + 3.500%), 07/20/2036	1,000,780	0.5
1,050,000 (1)(2)	Sound Point CLO XXIX Ltd. 2021-1A C1, 6.862%, (TSFR3M + 2.562%), 04/25/2034	1,051,400	0.5
500,000 (1)(2)	Sound Point CLO XXXII Ltd. 2021-4A C, 6.712%, (TSFR3M + 2.412%), 10/25/2034	495,693	0.2
512,823 (1)	Sunnova Helios II Issuer LLC 2018-1A B, 7.710%, 07/20/2048	391,884	0.2
2,034,395 (1)	Sunnova Helios II Issuer LLC 2021-B B, 2.010%, 07/20/2048	1,558,101	0.7
385,683 (1)	Sunnova Helios IV Issuer LLC 2020-AA A, 2.980%, 06/20/2047	344,674	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,055,356 (1)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	$865,572	0.4
917,487 (1)	Sunrun Atlas Issuer LLC 2019-2 A, 3.610%, 02/01/2055	858,649	0.4
717,802 (1)	Sunrun Iris Issuer LLC 2023-1A A, 5.750%, 01/30/2059	698,009	0.3
1,893,438 (1)	Sunrun Jupiter Issuer LLC 2022-1A A, 4.750%, 07/30/2057	1,785,760	0.9
367,218 (1)	Sunrun Xanadu Issuer LLC 2019-1A A, 3.980%, 06/30/2054	342,020	0.2
1,041,500 (1)(2)	THL Credit Wind River CLO Ltd. 2017-3A CR, 7.064%, (TSFR3M + 2.762%), 04/15/2035	1,038,126	0.5
461,423 (1)	TIF Funding II LLC 2021-1A A, 1.650%, 02/20/2046	413,231	0.2
1,850,000 (1)	Trafigura Securitisation Finance PLC 2024-1A A2, 5.980%, 11/15/2027	1,887,520	0.9
595,980 (1)	Triton Container Finance VIII LLC 2021-1A B, 2.580%, 03/20/2046	539,331	0.3
333,280 (1)(2)	Venture 33 CLO Ltd. 2018-33A CR, 6.844%, (TSFR3M + 2.542%), 07/15/2031	333,288	0.2
350,000 (1)(2)	VERDE CLO Ltd. 2019-1A CRR, 6.302%, (TSFR3M + 2.000%), 04/15/2032	350,054	0.2
585,611 (1)	Vivint Solar Financing VII LLC 2020-1A A, 2.210%, 07/31/2051	518,913	0.2
416,600 (1)(2)	Wind River CLO Ltd. 2014-1A CRR, 6.505%, (TSFR3M + 2.212%), 07/18/2031	417,209	0.2
1,712,154 (1)	Wingstop Funding LLC 2020-1A A2, 2.841%, 12/05/2050	1,618,035	0.8
1,650,000 (1)	Wingstop Funding LLC 2024-1A A2, 5.858%, 12/05/2054	1,676,750	0.8
1,903,482 (1)	Zaxby's Funding LLC 2021-1A A2, 3.238%, 07/30/2051	1,743,246	0.8
		37,765,100	18.2

	Student Loan Asset-Backed Securities: 3.5%
312,158 (1)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	302,729	0.1

See Accompanying Notes to Financial Statements

49

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
1,267,125 (1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	$1,218,303	0.6
790,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	709,335	0.3
376,000 (1)	SoFi Professional Loan Program LLC 2017-D BFX, 3.610%, 09/25/2040	359,728	0.2
1,205,000 (1)	SoFi Professional Loan Program LLC 2017-F BFX, 3.620%, 01/25/2041	1,155,905	0.6
602,000 (1)	SoFi Professional Loan Program Trust 2018-C BFX, 4.130%, 01/25/2048	579,159	0.3
632,000 (1)	SoFi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	608,303	0.3
1,521,000 (1)	SoFi Professional Loan Program Trust 2020-B BFX, 2.730%, 05/15/2046	1,264,158	0.6
1,235,000 (1)	SoFi Professional Loan Program Trust 2020-C BFX, 3.360%, 02/15/2046	1,039,852	0.5
		7,237,472	3.5

	Total Asset-Backed Securities
	(Cost $43,689,901)	45,002,572	21.7

	Total Long-Term Investments
	(Cost $171,581,227)	183,163,734	88.4

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 11.8%
	Commercial Paper: 11.7%
1,000,000	Agilent Technologies, 4.590%, 04/08/2025	998,995	0.5
2,000,000	Autozone, Inc., 4.580%, 04/03/2025	1,999,248	1.0
1,000,000	Broadcom, Inc., 4.580%, 04/02/2025	999,749	0.5
1,000,000	Columbia Pipelines Holding, 4.620%, 04/21/2025	997,349	0.5
2,000,000	Concord Minutemen Capital Co. LLC, 4.460%, 04/04/2025	1,999,023	0.9

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
2,000,000	Enbridge (US) Inc., 4.620%, 04/14/2025	$1,996,462	0.9
2,000,000	Entergy Corp., 4.590%, 04/01/2025	1,999,748	1.0
2,000,000	Entergy Corp., 4.590%, 04/02/2025	1,999,497	1.0
2,000,000 (1)	Enterprise Products, 4.580%, 04/01/2025	1,999,749	1.0
2,000,000	Fiserv, Inc., 4.600%, 04/02/2025	1,999,497	1.0
2,000,000	HP, Inc., 4.820%, 04/01/2025	1,999,736	1.0
2,000,000	McCormick & Company, Inc., 4.650%, 04/04/2025	1,998,982	0.9
2,017,000	National Grid, 4.610%, 04/11/2025	2,014,202	1.0
1,000,000	Sherwin-Williams Co., 4.500%, 04/29/2025	996,438	0.5

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.1%
303,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.270%
	(Cost $303,000)	$303,000	0.1

	Total Short-Term Investments
	(Cost $24,304,604)	24,301,675	11.8
	Total Investments in Securities
	(Cost $195,885,831)	$207,465,409	100.2
	Liabilities in Excess of Other Assets	(330,923)	(0.2)
	Net Assets	$207,134,486	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of March 31, 2025.
(3)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)	Rate shown is the 7-day yield as of March 31, 2025.

Reference Rate Abbreviations:

See Accompanying Notes to Financial Statements

50

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

51

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	March 31, 2025
Asset Table
Investments, at fair value
Commercial Mortgage-Backed Securities	$—	$70,474,293	$—	$70,474,293
Collateralized Mortgage Obligations	—	67,686,869	—	67,686,869
Asset-Backed Securities	—	45,002,572	—	45,002,572
Short-Term Investments	303,000	23,998,675	—	24,301,675
Total Investments, at fair value	$303,000	$207,162,409	$—	$207,465,409
Other Financial Instruments+
Futures	450,307	—	—	450,307
Total Assets	$753,307	$207,162,409	$—	$207,915,716
Liabilities Table
Other Financial Instruments+
Futures	$(99,404)	$—	$—	$(99,404)
Total Liabilities	$(99,404)	$—	$—	$(99,404)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2025, the following futures contracts were outstanding for Voya VACS Series SC Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	355	06/30/25	$73,546,015	$351,545
U.S. Treasury 5-Year Note	32	06/30/25	3,461,000	13,553
U.S. Treasury 10-Year Note	36	06/18/25	4,003,875	43,402
U.S. Treasury Ultra Long Bond	27	06/18/25	3,300,750	41,807
			$84,311,640	$450,307
Short Contracts:
U.S. Treasury Long Bond	(5)	06/18/25	(586,406)	(6,847)
U.S. Treasury Ultra 10-Year Note	(58)	06/18/25	(6,619,250)	(92,557)
			$(7,205,656)	$(99,404)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$450,307
Total Asset Derivatives		$450,307

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$99,404
Total Liability Derivatives		$99,404

See Accompanying Notes to Financial Statements

52

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended March 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$1,099,242
Total	$1,099,242

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$269,242
Total	$269,242

At March 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $196,236,734.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$11,955,707
Gross Unrealized Depreciation	(376,129)
Net Unrealized Appreciation	$11,579,578

See Accompanying Notes to Financial Statements

53

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended March 31, 2025, were as follows:

		Per Share
Fund Name	Type	Amount
Voya VACS Series EMHCD Fund	NII	$0.7166
	STCG	$0.1795
	LTCG	$0.2756
Voya VACS Series HYB Fund	NII	$0.7622
Voya VACS Series SC Fund	NII	$0.6427

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

Pursuant to Internal Revenue Code Section 871(k)(1), the Funds designate the following percentages of net investment income distributions as interest-related dividends:

Voya VACS Series EMHCD Fund	10.59%
Voya VACS Series HYB Fund	83.82%
Voya VACS Series SC Fund	87.03%

The Funds designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya VACS Series EMHCD Fund	$ 2,868,898

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

57

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 14, 2024, the Board of Trustees (“Board”) of Voya Funds Trust and Voya Separate Portfolios Trust (collectively, the “Trusts”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya VACS Series EMHCD Fund (the “EMHCD Fund”), Voya VACS Series SC Fund (the “SC Fund”), and Voya VACS Series HYB Fund (the “HYB Fund,” and together with the EMHCD Fund and the SC Fund, the “Funds”), each a series of the Trusts, as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trusts, on behalf of the Funds, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Fund (the “Sub-Adviser”), for an additional one-year period ending November 30, 2025.

In addition to the Board meeting on November 14, 2024, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2024 and November 12, 2024. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible

58

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trusts’ Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Funds.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (“Morningstar,” an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trusts’ Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when a Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted that there is no management fee charged pursuant to the Management Contracts or the Sub-Advisory Contracts. The Board also considered that the Funds have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. In this regard, as noted above, the Board noted that there is no management fee charged pursuant to the Management Contracts or the Sub-Advisory Contracts. The Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager proposed any changes thereto. For each Fund, the Board separately determined that the fee schedules are reasonable for the services that the Manager and Sub-Adviser performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of

59

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

the Manager and its affiliates in connection with services they render to a Fund, the Board took into account that there is no sub-advisory fee payable by the Manager to the Sub-Adviser under the Sub-Advisory Contracts. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Fund-by-Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2024. In addition, the

Board also considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

EMHCD Fund

In considering whether to approve the renewal of the Contracts for the EMHCD Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the second quintile of its Morningstar category for the year-to-date and one-year periods; and (2) the Fund outperformed its primary benchmark for the year-to-date and one-year periods.

In analyzing this performance data, the Board took into account that the Fund commenced operations in February 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund's net management fee rate is ranked in the third quintile; (b) the Fund's contractual management fee rate is ranked in the first quintile; and (c) the Fund's net expense ratio is ranked in the third quintile.

SC Fund

In considering whether to approve the renewal of the Contracts for the SC Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the first quintile of its Morningstar category for the year-to-date and one-year periods; and (2) the Fund outperformed its primary benchmark for the year-to-date and one-year periods.

In analyzing this performance data, the Board took into account that the Fund commenced operations in March 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the

60

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund's net management fee rate is ranked in the first quintile; (b) the Fund's contractual management fee rate is ranked in the first quintile; and (c) the Fund's net expense ratio is ranked in the first quintile.

HYB Fund

In considering whether to approve the renewal of the Contracts for the HYB Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the fourth quintile of its Morningstar category for the year-to-date and one-year periods; and (2) the Fund underperformed its primary benchmark for the year-to-date and one-year periods.

In analyzing this performance data, the Board took into account (1) management’s confidence in the portfolio management team and its ability to execute the Fund’s investment strategy; and (2) that the Fund commenced operations in February 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund's net management fee rate is ranked in the third quintile; (b) the Fund's contractual management fee rate is ranked in the first quintile; and (c) the Fund's net expense ratio is ranked in the second quintile.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2025.

61

Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Placement Agent	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

220645 (0325)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $31,080.80 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in the financial statements filed under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: June 6, 2025

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: June 6, 2025